UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-2429

Exact name of registrant as specified in charter:  USAA MUTUAL FUND, INC.

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                      SAN ANTONIO, TX  78288

Name and address of agent for service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-4103

Date of fiscal year end:   DECEMBER 31

Date of reporting period:  DECEMBER 31, 2005




ITEM 1.  REPORT TO STOCKHOLDERS.
USAA EXTENDED MARKET INDEX FUND - ANNUAL  REPORT FOR PERIOD  ENDED  DECEMBER 31,
2005

[LOGO OF USAA]
    USAA(R)

                            USAA EXTENDED MARKET
                                  INDEX Fund

                                    [GRAPHIC OF USAA EXTENDED MARKET INDEX FUND]

                    A n n u a l  R e p o r t

--------------------------------------------------------------------------------
    DECEMBER 31, 2005

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGER'S COMMENTARY                                                         4

INVESTMENT OVERVIEW                                                          7

FINANCIAL INFORMATION

   USAA EXTENDED MARKET INDEX FUND:

      Distributions to Shareholders                                         11

      Report of Independent Registered Public Accounting Firm               12

      Financial Statements                                                  13

      Financial Highlights                                                  16

      Notes to Financial Statements                                         17

EXPENSE EXAMPLE                                                             23

DIRECTORS' AND OFFICERS' INFORMATION                                        25

MASTER EXTENDED MARKET INDEX SERIES:

      Report of Independent Registered Public Accounting Firm               33

      Schedule of Investments                                               34

      Financial Statements                                                  81

      Financial Highlights                                                  84

      Notes to Financial Statements                                         85

      Officers' and Trustees' Information                                   92

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2006, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                          "

                                          MARKETS RUN IN CYCLES; LAST YEAR'S
[PHOTO OF CHRISTOPHER W. CLAUS]        UNDERPERFORMING SECTOR OR MARKET COULD BE
                                        NEXT YEAR'S BIG WINNER - AND VICE VERSA.

                                                          "

                                                                    January 2006
--------------------------------------------------------------------------------

In some respects, 2005 was a repeat of 2004. The majority of the stock market's gains occurred in a relatively short period of time and in the final months of the year. This observation is significant, particularly for index fund investors, because it reminds us that we get only what the market gives us. So it makes sense for us to be patient and let our strategy work. After all, when it comes to investing, we must be present to win.

2005 was also a year that proved once again the value of that tried-and-true investment practice, diversification. A quick comparison of USAA's index funds - the S&P 500, the Extended Market, and the Nasdaq-100 - vividly makes the point. The USAA S&P 500 returned 4.77%, the USAA Extended Market returned 10.11%, and the USAA Nasdaq-100 returned 0.97%.*

As you can see, the USAA Extended Market Index Fund was the strongest performer, but no one could have predicted that a year ago. Markets run in cycles; last year's underperforming sector or market could be next year's big winner - and vice versa. So it pays to diversify your investment dollars across a number of different funds. Just because the USAA Extended Market Index Fund

--------------------------------------------------------------------------------
*As of 12/31/05, the average annual total returns for the following funds were as follows: USAA S&P 500 Index Fund 1-year 4.77%, 5-year 0.28%, since inception on 5/01/96 8.60%; USAA Nasdaq-100 Index Fund 1-year 0.97%, 5-year -7.47%, since inception on 10/27/00 -12.05%; and USAA Extended Market Index Fund 1-year 10.11%, 5-year 6.75%, since inception on 10/27/00 5.15%.

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

 . . . C O N T I N U E D
========================--------------------------------------------------------

did well in '05 does not mean you should chase it in '06. A balanced approach is wiser, and diversification helps investors achieve that balance.

The same holds true for all your investment decision-making. Index investing is an excellent core strategy. A diversified low-cost index fund strategy gives you exposure to the primary areas of the market, but its returns are dependent on the performance of the underlying indexes, whereas the performance of actively managed funds is not. Active managers of these funds have the discretion to invest fund assets based on their experienced judgment and on changes in the economic and investment environment. Sometimes, their funds do not beat the indexes. However, in 2005, every one of our actively managed equity funds outperformed the USAA S&P 500 Index Fund.

So while indexing works well as a core investment strategy, it's not necessarily the sole solution. At USAA Investment Management Company, we are proud to offer a range of investment options. We believe that by combining our index and actively managed funds and using dollar-cost averaging, you can make the most of these opportunities. From all of us here at USAA, thank you for your business. It is a privilege to help you with your investment needs.

Sincerely,

/S/ CHRISTOPHER W. CLAUS

Christopher W. Claus
President and Vice Chairman of the Board

CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA
INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

SYSTEMATIC INVESTMENT PLANS DO NOT ASSURE A PROFIT OR PROTECT AGAINST LOSS IN DECLINING MARKETS. DOLLAR-COST AVERAGING INVOLVES CONTINUOUS INVESTMENT IN SECURITIES REGARDLESS OF FLUCTUATING PRICE LEVELS OF SUCH SECURITIES. INVESTORS SHOULD CONSIDER THEIR FINANCIAL ABILITY TO CONTINUE PURCHASES THROUGH PERIODS OF LOW PRICE LEVELS.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

PERFORMANCE

       For the year ended December 31, 2005, the USAA Extended Market Index Fund met its objective of closely tracking the return of its benchmark, the Dow Jones Wilshire 4500 Completion Index (Full Cap). For the annual period ended December 31, 2005, the index returned 10.28%, while the Fund returned 10.11%. The Dow Jones Wilshire 5000 Composite Total Market Index (Full Cap) returned 6.32%.

MARKET CONDITIONS

       U.S. equity markets, which "muddled through" 2005, finished the year with mid-single-digit growth. For most of 2005, stocks remained in one of the narrowest trading ranges in history.

       The year began with a slide after the strong fourth quarter of 2004, with cyclical and small capitalization stocks performing the worst out of the gate. January 2005 was characterized by mixed economic data, increasing interest rates, disappointing earnings reports, and climbing oil prices. The markets were able to reverse course in February 2005, even as the productivity report showed a continued slowdown in productivity growth and oil prices continued to climb. In March 2005, the markets resumed their downward slide experienced in January, due to the trade deficit, mixed economic news, high oil prices, and rising interest rates.

       April 2005 began on the heels of a March economic soft spot, as retail sales, payrolls, and consumer and business sentiment weakened. For most of April, equity markets were dogged by

       PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

       REFER TO PAGE 8 FOR THE DOW JONES  WILSHIRE 4500  COMPLETION  INDEX (FULL
       CAP) DEFINITION.

       THE DOW JONES WILSHIRE 5000 COMPOSITE INDEX (FULL CAP) REPRESENTS A BROAD INDEX FOR THE U.S. EQUITY MARKET, MEASURING THE PERFORMANCE OF ALL U.S.-HEADQUARTERED EQUITY SECURITIES WITH READILY AVAILABLE PRICE DATA.

 . . . C O N T I N U E D
========================--------------------------------------------------------

       continuing inflation concerns as oil climbed above $57 per barrel. April closed with the announcement of one of the biggest jumps in the Consumer Price Index (CPI) in several months, as it rose 0.6% in March. May 2005 featured the announcement of slower-than-expected first quarter gross domestic product (GDP) growth of 3.1%. Despite concerns around economic deceleration, slowing profit growth, and continued high oil prices, first quarter earnings reports remained strong. June brought a slowdown in the equity market rally that began in May as the specter of economic deceleration dampened markets.

       July 2005 was an impressive month for equity markets, despite the drag from a strong dollar, higher energy prices, and a major terrorist attack in London, which caused an immediate 4% drop in the S&P 500 Index. Investors quickly rebounded, however, and the losses were recovered only one day later. August 2005 brought a reversal of July's rally, as higher oil prices continued to fan the fears of economic weakness, reaching a record high of $70 per barrel during the aftermath of Hurricane Katrina. Despite the downturn of U.S. equity markets in August, September 2005 turned slightly positive as improved profits in the energy sector provided a counterbalance to lagging retail, transportation, tourism, and insurance sectors.

       Equity markets slid again in October 2005 amid continued signs of a slower economy and renewed concerns about inflation. Despite a U.S. GDP growth rate of 4.1% for the third quarter, short-term interest rates rose, oil prices remained historically high, and consumer confidence declined. In November 2005, equity markets were resilient in the face of Federal Reserve Board (Fed) tightening, the energy shock, and the strength of the U.S. dollar. They rebounded because strong productivity and high margins resulted in good earnings, and oil prices fell to the mid-$50 per barrel range

       THE S&P 500 INDEX IS AN UNMANAGED INDEX REPRESENTING THE WEIGHTED AVERAGE PERFORMANCE OF A GROUP OF 500 WIDELY HELD, PUBLICLY TRADED STOCKS. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN THE S&P 500 INDEX.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

       from $70 per barrel. After posting gains for nearly six weeks, December 2005 saw equity markets finish on an uninspiring note as thin volume led to volatile movements in stock prices. Compounding the mixed results throughout the year and leaving investors uncertain about the direction of the economy heading into 2006, the yield curve inverted at the end of December, meaning long-term yields fell below short-term yields, historically a harbinger of an economic downturn.

       As expected, interest rates moved considerably during the year as the yield curve flattened dramatically and inverted at the close of 2005. The Fed, through the Federal Open Market Committee, continued its "measured pace" of monetary tightening by raising the federal funds rate 25 basis points eight times during the year. This brought the federal funds rate to 4.25% from 2.25%.

       In 2005, the U.S. dollar gained 12.7% against the euro, 10.6% against the British pound, and 15% against the Japanese yen. Above all, interest-rate decisions and expectations drove exchange rates, a situation which is expected to continue as the Fed raises interest rates.

       Going forward, we believe the portfolio is positioned to match the risk characteristics of its benchmark.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA EXTENDED MARKET INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

       Seeks to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Completion Index (Full Cap).

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

       Invests all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (Extended Market Portfolio or the Series), which is a separate fund advised by Fund Asset Management, L.P., with a substantially similar investment objective; normally at least 80% of the Extended Market Portfolio's assets will be invested in stocks of companies or other financial instruments that are included in or correlated with securities in the Dow Jones Wilshire 4500 Completion Index (Full Cap).

       -------------------------------------------------------------------------
                                      12/31/05                12/31/04
       -------------------------------------------------------------------------
       Net Assets                   $174.2 Million        $121.2 Million
       Net Asset Value Per Share        $12.10                $11.25

       -------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS of 12/31/05
       -------------------------------------------------------------------------

       1 YEAR                    5 YEARS            SINCE INCEPTION ON 10/27/00
       10.11%                      6.75%                       5.15%

       The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The return and principal value of an investment will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. For performance data current to the most recent month-end, visit usaa.com.

       TOTAL  RETURN   MEASURES  THE  PRICE  CHANGE  IN  A  SHARE  ASSUMING  THE
       REINVESTMENT OF ALL NET INVESTMENT INCOME AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

           CUMULATIVE PERFORMANCE COMPARISON

      [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                                               DOW JONES
                      USAA EXTENDED          WILSHIRE 4500
                      MARKET INDEX          COMPLETION INDEX
                          FUND                 (FULL CAP)
                      ------------          ----------------
10/30/00              $10,000.00              $10,000.00
10/31/00               10,400.00               10,468.00
11/30/00                8,840.00                8,685.30
12/31/00                9,360.00                9,235.08
01/31/01                9,750.00                9,737.47
02/28/01                8,670.00                8,554.37
03/31/01                7,960.00                7,769.07
04/30/01                8,750.00                8,591.04
05/31/01                8,940.00                8,794.65
06/30/01                8,980.00                8,865.89
07/31/01                8,600.00                8,453.62
08/31/01                8,200.00                8,042.78
09/30/01                7,160.00                7,008.48
10/31/01                7,520.00                7,375.72
11/30/01                8,100.00                7,948.81
12/31/01                8,515.19                8,374.87
01/31/02                8,362.22                8,216.58
02/28/02                8,127.67                7,984.06
03/31/02                8,678.36                8,525.37
04/30/02                8,576.38                8,441.83
05/31/02                8,372.42                8,255.26
06/30/02                7,801.34                7,690.60
07/31/02                7,036.51                6,942.31
08/31/02                7,077.30                6,982.57
09/30/02                6,598.00                6,511.95
10/31/02                6,822.35                6,725.54
11/30/02                7,281.25                7,186.91
12/31/02                6,965.60                6,884.34
01/31/03                6,811.95                6,735.64
02/28/03                6,648.05                6,564.55
03/31/03                6,750.49                6,661.71
04/30/03                7,313.88                7,216.63
05/31/03                8,020.69                7,902.21
06/30/03                8,194.83                8,090.28
07/31/03                8,563.59                8,468.10
08/31/03                8,922.12                8,822.91
09/30/03                8,799.20                8,713.51
10/31/03                9,475.27                9,377.48
11/30/03                9,792.82                9,701.00
12/31/03                9,991.64                9,902.78
01/31/04               10,331.21               10,257.30
02/29/04               10,516.43               10,436.80
03/31/04               10,567.88               10,480.64
04/30/04               10,125.41               10,059.32
05/31/04               10,279.76               10,212.22
06/30/04               10,557.59               10,478.76
07/31/04                9,971.06                9,895.09
08/31/04                9,971.06                9,899.05
09/30/04               10,362.08               10,302.93
10/31/04               10,578.17               10,534.74
11/30/04               11,298.47               11,251.11
12/31/04               11,782.13               11,741.66
01/31/05               11,384.16               11,356.53
02/28/05               11,593.62               11,562.08
03/31/05               11,405.10               11,357.43
04/30/05               11,017.60               10,973.55
05/31/05               11,666.93               11,624.28
06/30/05               12,033.48               11,998.59
07/31/05               12,682.81               12,658.51
08/31/05               12,536.19               12,509.14
09/30/05               12,609.50               12,586.69
10/31/05               12,337.20               12,316.08
11/30/05               12,934.16               12,892.47
12/31/05               12,973.80               12,947.91

                         [END CHART]

       DATA FROM 10/30/00* THROUGH 12/31/05.

       *DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY THE INDEX.

       The graph illustrates how a $10,000 hypothetical investment in the USAA Extended Market Index Fund closely tracks the Dow Jones Wilshire 4500 Completion Index (Full Cap), which is a market-capitalization-weighted index of approximately 4,700 U.S. equity securities. It includes all the stocks in the Dow Jones Wilshire 5000 Composite Index (Full Cap) except for stocks included in the S&P 500 Index.

       DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) IS A SERVICE MARK OF DOW JONES & COMPANY, INC. AND WILSHIRE ASSOCIATES INCORPORATED. NEITHER DOW JONES NOR WILSHIRE HAS ANY RELATIONSHIP TO FUND ASSET MANAGEMENT, L.P. (FAM), OR USAA MUTUAL FUND, INC. OTHER THAN THE LICENSING AND SUBLICENSING OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND ITS SERVICE MARKS FOR USE IN CONNECTION WITH THE FUND. O DOW JONES AND WILSHIRE DO NOT SPONSOR, ENDORSE, SELL, OR PROMOTE THE FUND; RECOMMEND THAT ANY PERSON INVEST IN THE FUND OR ANY OTHER SECURITIES; HAVE ANY RESPONSIBILITY OR LIABILITY FOR OR MAKE ANY DECISIONS ABOUT THE TIMING, AMOUNT, OR PRICING OF THE FUND; HAVE ANY RESPONSIBILITY OR LIABILITY FOR THE ADMINISTRATION, MANAGEMENT, OR MARKETING OF THE FUND; CONSIDER THE NEEDS OF THE FUND OR THE OWNERS OF THE FUND IN DETERMINING, COMPOSING, OR CALCULATING THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) OR HAVE ANY OBLIGATION TO DO SO.

       NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY IN CONNECTION WITH THE FUND. SPECIFICALLY, NEITHER DOW JONES NOR WILSHIRE MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AND DOW JONES AND WILSHIRE DISCLAIM ANY WARRANTY ABOUT: THE RESULTS TO BE OBTAINED BY THE FUND, THE OWNER OF THE FUND, OR ANY OTHER PERSON IN CONNECTION WITH THE USE OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND THE DATA INCLUDED IN THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP); THE ACCURACY OR COMPLETENESS OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND ANY RELATED DATA; THE MERCHANTABILITY AND THE FITNESS FOR A PARTICULAR PURPOSE OR USE OF THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) AND/OR ITS RELATED DATA; NEITHER DOW JONES NOR WILSHIRE WILL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS IN THE DOW JONES WILSHIRE 4500 COMPLETION INDEX (FULL CAP) OR RELATED DATA; UNDER NO CIRCUMSTANCES WILL DOW JONES OR WILSHIRE BE LIABLE FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL, OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF DOW JONES OR WILSHIRE KNOWS THAT THEY MIGHT OCCUR. O THE LICENSING AGREEMENT BETWEEN FAM, DOW JONES, AND WILSHIRE AND THE SUBLISCENSING AGREEEMENT BETWEEN USAA MUTUAL FUND, INC. AND FAM, ARE SOLELY FOR THE BENEFIT OF THE PARTIES TO THESE AGREEMENTS AND NOT FOR THE BENEFIT OF THE OWNERS OF THE USAA EXTENDED MARKET INDEX FUND OR ANY OTHER THIRD PARTIES.

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

-----------------------------------------------
            TOP 10 HOLDINGS*
            (% of Net Assets)
-----------------------------------------------

Google, Inc. Class A                     3.0%

Berkshire Hathaway, Inc. Class A         2.8%

Genentech, Inc.                          2.3%

Kraft Foods, Inc.                        1.1%

Accenture Ltd. Class A                   0.6%

Berkshire Hathaway, Inc. Class B         0.6%

Liberty Media Corp. Class A              0.5%

The DIRECTV Group, Inc.                  0.5%

Marvell Technology Group Ltd.            0.4%

Las Vegas Sands Corp.                    0.3%

       *PERCENTAGES  ARE OF THE NET ASSETS OF THE MASTER  EXTENDED  MARKET INDEX
        SERIES (THE SERIES), NOT OF THE NET ASSETS OF THE FUND.

       YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE SERIES OWNS ON PAGES 34-80.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         HIGHLIGHTS

              ASSET ALLOCATION*
                 12/31/2005

       [PIE CHART OF ASSET ALLOCATION]

Business Services                      13.3%
Drugs & Medicine                        9.7%
Miscellaneous Finance                   8.9%
Real Property                           5.6%
Electronics                             5.2%
Banks                                   4.6%
Insurance                               4.3%
Energy & Raw Materials                  3.4%
Producer Goods                          3.2%
Domestic Oil                            3.1%
Retail                                  3.1%
Energy & Utilities                      2.8%
Food & Agriculture                      2.8%
Media                                   2.7%
Telephone                               2.6%
Travel & Recreation                     2.1%
Other**                                28.0%

                 [END CHART]

       *PERCENTAGES  ARE OF THE NET ASSETS OF THE MASTER  EXTENDED  MARKET INDEX
        SERIES (THE SERIES), NOT OF THE NET ASSETS OF THE FUND.

       **INDUSTRIES WITH LESS THAN 2.0% OF THE SERIES' NET ASSETS AND SHORT-TERM
         SECURITIES.

 D I S T R I B U T I O N S
==========================------------------------------------------------------
                           to SHAREHOLDERS

       The following federal tax information related to the Fund's fiscal year ended December 31, 2005, is provided for information purposes only and should not be used for reporting to federal or state revenue agencies. Federal tax information for the calendar year will be reported to you on Form 1099-DIV in January 2006.

       Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, the maximum amount that may be considered qualified dividend income is $982,498.

       80% of ordinary income distributions qualify for the dividends-received deductions eligible to corporations.

12

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

THE SHAREHOLDERS AND BOARD OF DIRECTORS OF USAA EXTENDED MARKET INDEX FUND:

We have audited the accompanying statement of assets and liabilities of the USAA Extended Market Index Fund (a portfolio of USAA Mutual Fund, Inc.), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period presented through December 31, 2001 were audited by other auditors whose report dated February 8, 2002, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the USAA Extended Market Index Fund at December 31, 2005, the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /S/ ERNST & YOUNG LLP

San Antonio, Texas
February 21, 2006

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2005

ASSETS
  Investment in Master Extended Market Index Series, at fair value        $174,142,721
  Receivable for capital shares sold                                           658,420
  Receivable due from USAA Investment Management
     Company (Note 4B)                                                          79,687
  Receivable due from USAA Transfer Agency
     Company (Note 4C)                                                           5,065
                                                                          ------------
     Total assets                                                          174,885,893
                                                                          ------------
LIABILITIES
  Payable for purchase in Master Extended Market Index Series                  569,254
  Payable for capital shares redeemed                                           89,166
  Accrued transfer agency fees                                                   4,923
  Other accrued expenses and payables                                           23,077
                                                                          ------------
     Total liabilities                                                         686,420
                                                                          ------------
        Net assets applicable to capital shares outstanding               $174,199,473
                                                                          ============
NET ASSETS CONSIST OF:
  Paid-in capital                                                         $143,105,357
  Accumulated net realized gain from investments and
     futures transactions                                                    1,681,264
  Net unrealized appreciation on investments and futures contracts          29,412,852
                                                                          ------------
        Net assets applicable to capital shares outstanding               $174,199,473
                                                                          ============
  Capital shares outstanding ($.01 par value per share,
     100,000,000 shares authorized)                                         14,401,318
                                                                          ============
  Net asset value, redemption price, and offering price per share         $      12.10
                                                                          ============

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS

USAA EXTENDED MARKET INDEX FUND
YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME
  Allocated from Master Extended Market Index Series:
    Dividends (net of $1,322 foreign withholding tax)                    $ 1,634,616
    Interest from affiliates                                                 243,225
    Securities lending - net                                                  51,915
    Other                                                                      2,144
                                                                         -----------
        Total income                                                       1,931,900
           Expenses                                                         (106,607)
                                                                         -----------
  Net allocated investment income                                          1,825,293
                                                                         -----------
FUND EXPENSES
  Administration and servicing fees                                          547,795
  Transfer agent's fees                                                      317,695
  Custody and accounting fees                                                  5,714
  Shareholder reporting fees                                                   8,919
  Postage                                                                     29,081
  Directors' fees                                                              7,200
  Registration fees                                                           36,152
  Professional fees                                                           37,000
  Other                                                                        6,000
                                                                         -----------
    Total Fund expenses before reimbursement                                 995,556
  Expenses paid indirectly                                                      (326)
  Expenses reimbursed                                                       (381,701)
                                                                         -----------
    Total Fund expenses after reimbursement                                  613,529
                                                                         -----------
NET INVESTMENT INCOME                                                      1,211,764
                                                                         -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS ALLOCATED FROM MASTER
EXTENDED MARKET INDEX SERIES
  Net realized gain from investment transactions                           6,041,428
  Net realized gain from futures transactions                                236,348
  Net change in unrealized appreciation/depreciation on
    investments and futures contracts                                      7,551,664
                                                                         -----------
        Net allocated realized and unrealized gain on investments and
          futures contracts                                               13,829,440
                                                                         -----------
  Increase in net assets from operations                                 $15,041,204
                                                                         ===========

  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS

USAA EXTENDED MARKET INDEX FUND
YEARS ENDED DECEMBER 31,

                                                                2005               2004
                                                        -------------------------------
FROM OPERATIONS

   Net investment income                                $  1,211,764       $    653,503
   Net realized gain from investment and futures
      transactions                                         6,277,776          3,200,317
   Net change in unrealized appreciation/depreciation
      on investments and futures contracts                 7,551,664         12,702,901
                                                        -------------------------------
Net increase in net assets from operations                15,041,204         16,556,721
                                                        -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS

   Net investment income                                  (1,212,996)        (1,460,541)
   Net realized gains                                     (2,873,157)          (618,035)
                                                        -------------------------------
      Distributions to shareholders                       (4,086,153)        (2,078,576)
                                                        -------------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                              70,508,149         54,605,848
   Reinvested dividends                                    3,989,451          2,015,470
   Cost of shares redeemed                               (32,423,480)       (21,353,315)
                                                        -------------------------------
Net increase in net assets from capital share
   transactions                                           42,074,120         35,268,003
                                                        -------------------------------
Capital contribution from USAA Transfer Agency
   Company (Note 4C)                                             889                  -
                                                        -------------------------------
Net increase in net assets                                53,030,060         49,746,148

NET ASSETS

      Beginning of period                                121,169,413         71,423,265
                                                        -------------------------------
      End of period                                     $174,199,473       $121,169,413
                                                        ===============================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                             6,164,834          5,358,530
   Shares issued for reinvested dividends                    325,189            180,315
   Shares redeemed                                        (2,858,322)        (2,125,926)
                                                        -------------------------------
Increase in shares outstanding                             3,631,701          3,412,919
                                                        ===============================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

 F I N A N C I A L
==================--------------------------------------------------------------
                   HIGHLIGHTS

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2005

Contained below are selected ratios and supplemental data for the periods indicated for the USAA Extended Market Index Fund.

                                                                          YEARS ENDED DECEMBER 31,
                                                    -----------------------------------------------------------------
                                                        2005           2004          2003          2002          2001
                                                    -----------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value at beginning of period              $  11.25       $   9.71       $  6.80       $  8.35       $  9.36
                                                    -----------------------------------------------------------------
Income (loss) from investment operations:
   Net investment income                                 .08            .06           .06(a)        .04           .10
   Net realized and unrealized gain (loss) on
      investments and futures transactions              1.06           1.68          2.89(a)      (1.56)         (.95)
                                                    -----------------------------------------------------------------
Total from investment operations                        1.14           1.74          2.95(a)      (1.52)         (.85)
                                                    -----------------------------------------------------------------
Less distributions:
   From net investment income                           (.08)          (.14)         (.04)         (.03)         (.12)
   From realized capital gains                          (.21)          (.06)            -             -          (.04)
                                                    -----------------------------------------------------------------
Total distributions                                     (.29)          (.20)         (.04)         (.03)         (.16)
                                                    -----------------------------------------------------------------
Net asset value at end of period                    $  12.10       $  11.25       $  9.71       $  6.80       $  8.35
                                                    =================================================================
Total return (%)*                                      10.11          17.92         43.44        (18.20)        (9.03)
SUPPLEMENTAL DATA AND RATIOS
Net assets at end of period (000)                   $174,199       $121,169       $71,423       $25,303       $17,372
Ratios to average net assets:**
   Expenses, including expenses of the
      Master Extended Market Index Series (%)(b)         .50(c)         .50(c)        .50           .50           .50
   Expenses before reimbursements, including
      expenses of the Master Extended Market
      Index Series (%)                                   .76(c)         .80(c)        .96          1.32          1.61
   Net investment income (%)                             .84            .70           .74           .73           .97
Portfolio turnover (%)***                              18.09          22.90         14.53         28.14         97.51

  * Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
 ** For the year ended December 31, 2005, average net assets were $144,151,635. *** Represents the portfolio turnover of the Master Extended Market Index
     Series.
(a)  Calculated using average shares.
(b) Effective October 27, 2000, the Manager voluntarily agreed to limit the Fund's expenses to 0.50% of the Fund's average net assets.
(c) Reflects operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios by less than 0.01%.

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2005

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 17 separate funds. The information presented in this annual report pertains only to the USAA Extended Market Index Fund (the
         Fund),  which is  classified  as  diversified  under the 1940 Act.  The
         Fund's primary investment objective is to match, before fees and expenses, the performance of the U.S. stocks not included in the S&P 500 Index as represented by the Dow Jones Wilshire 4500 Completion Index (Full Cap). The Dow Jones Wilshire 4500 Completion Index (Full
         Cap) measures the performance of all small- and mid-cap stocks as measured by the Dow Jones Wilshire 5000 Composite Index (Full Cap) less the stocks in the S&P 500 Index.

         USAA Investment Management Company (the Manager), an affiliate of the Fund, attempts to achieve this objective by investing all of the Fund's investable assets in the Master Extended Market Index Series of the Quantitative Master Series Trust (the Series), which is a separate open-end investment management company advised by Fund Asset Management, L.P. (FAM) with a substantially similar investment objective. At December 31, 2005, the Fund's investment was 68.84% of the Series.

         The financial statements of the Series, including the Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

           A. VALUATION OF INVESTMENTS - The Fund records its investment in the Series at fair value, which reflects its proportionate interest in the net assets of the Series. Valuation of the securities held by the Series is discussed in Note 1A of the Series' financial statements included elsewhere in this report.

           B. INVESTMENT INCOME AND EXPENSES - The Fund records daily its pro rata share of the Series' income, expenses, and realized and

18

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2005

              unrealized gains and losses. In addition, the Fund accrues its own expenses.

           C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           D. EXPENSES PAID INDIRECTLY - Through arrangements with banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts are used to reduce the Fund's expenses. For the year ended December 31, 2005, these bank credits reduced the Fund's expenses by $326.

           E. INDEMNIFICATIONS - Under the Company's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. In addition, in the normal course of business the Company enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Company's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Company that have not yet occurred. However, the Company expects the risk of loss to be remote.

           F. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

         Effective   January  6,  2005,  the  Fund   participates  in  a  joint,
         short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2005

         purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability under the agreement, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. Effective January 6, 2006, the facility fees assessed by CAPCO will be limited to an amount not to exceed 0.07% annually of the $300 million loan agreement.

         Prior to January 6, 2005, the loan agreement with CAPCO was in the amount of $400 million, and the Fund also participated with other USAA funds in a joint, short-term, revolving, committed loan agreement of $100 million with Bank of America and State Street Bank and Trust Company (State Street), under which Bank of America and State Street both committed $50 million. Subject to availability under its agreement with Bank of America and State Street, the Fund could borrow from Bank of America and State Street, at the federal funds rate plus a 0.50% markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, did not exceed 25% of the Fund's total assets. The USAA funds that were party to the loan agreement with Bank of America and State Street were assessed facility fees in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not. The facility fees were allocated among the funds based on their respective average net assets for the period.

         For the year ended December 31, 2005, the Fund paid CAPCO facility fees of $310, which represents 0.4% of total fees paid to CAPCO by

20

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2005

         the USAA funds. The Fund had no borrowings under any of these agreements during the year ended December 31, 2005.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The character of any distributions made during the year from net investment income or net realized gains is determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. generally accepted accounting principles. Also, due to the timing of distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         During the current fiscal year, permanent differences between book- and tax-basis accounting resulted in reclassifications made to the statement of assets and liabilities to increase paid-in capital by $1,488,765 increase undistributed net investment income by $1,232 and decrease accumulated net realized gain on investments by $1,489,997. This includes differences related to partnership accounting for master-feeder funds and differences in accounting for dividend distributions. This reclassification has no effect on net assets.

         The tax character of distributions paid during the years ended December 31, 2005, and 2004, was as follows:

                                              2005                   2004
                                              ---------------------------------
         Ordinary income*                     $1,212,996             $1,460,541
         Long-term capital gains               2,873,157                618,035

         * Includes distribution of short-term realized capital gains, if any, which are taxable as ordinary income.

         As of December 31, 2005, the components of net assets representing distributable earnings on a tax basis were as follows:

         Undistributed ordinary income                          $   353,290
         Undistributed long-term capital gains                    1,295,680
         Unrealized appreciation                                 29,445,145

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2005

         The difference between book-basis and tax-basis unrealized appreciation of investments is attributable to the tax deferral of losses on wash sales and mark-to-market adjustments on futures contracts.

         Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income and the Fund's pro rata share of the Series' realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. ADMINISTRATION AND SERVICING FEES - The Manager provides administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.38% of the Fund's average net assets for the fiscal year. For the year ended December 31, 2005, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $547,795.

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Company's Board of Directors has approved the reimbursement of these expenses incurred by the Manager. For the year ended December 31, 2005, the Fund reimbursed the Manager $9,111 for these legal and tax services.

              Out of the administration and servicing fees received from the Fund, the Manager pays FAM up to 0.10% for subadministration services provided on the Manager's behalf. For the year ended December 31, 2005, the Manager incurred subadministration fees, paid or payable to FAM, of $38,601.

           B. EXPENSE LIMITATION - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.50% of the Fund's

22

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2005

              annual average net assets, before reductions of any expenses paid indirectly, and will reimburse the Fund for all expenses in excess of that amount. This agreement may be modified or terminated at any time. For the year ended December 31, 2005, the Fund incurred reimbursable expenses of $381,701, of which $79,687 was receivable from the Manager at year end.

           C. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agency services to the Fund based on an annual charge of $26 per shareholder account, plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the year ended December 31, 2005, the Fund incurred transfer agent's fees paid or payable to SAS of $317,695. Additionally, the Fund recorded a receivable from SAS of $5,065 at December 31, 2005, for adjustments related to shareholder transactions, including a capital contribution of $889.

           D. UNDERWRITING AGREEMENT - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

           E. MANAGEMENT AGREEMENT - The Manager serves as investment adviser to the Fund and is responsible for monitoring the services provided to the Series by FAM. While the Fund maintains its investment in the Series, the Manager receives no fee from the Fund for the monitoring service performed on its behalf.

(5) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2005

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including administrative fees, transfer agency fees, expenses allocated to the Fund by the Master Extended Market Index Series, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of July 1, 2005, through December 31, 2005.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may

24

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE (unaudited)
               (continued)

USAA EXTENDED MARKET INDEX FUND
DECEMBER 31, 2005

         use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                    EXPENSES PAID
                                         BEGINNING              ENDING              DURING PERIOD*
                                       ACCOUNT VALUE         ACCOUNT VALUE          JULY 1, 2005 -
                                        JULY 1, 2005        DECEMBER 31, 2005     DECEMBER 31, 2005
                                       ------------------------------------------------------------
         Actual                            $1,000.00            $1,078.10                $2.62
         Hypothetical
           (5% return before expenses)      1,000.00             1,022.68                 2.55

         *Expenses are equal to the Fund's annualized expense ratio of 0.50%, which includes expenses of the Master Extended Market Index Series and is net of any reimbursements and expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 7.81% for the six-month period of July 1, 2005, through December 31, 2005.

 D I R E C T O R S '  A N D  O F F I C E R S '
====================------------------------------------------------------------
                     INFORMATION

DIRECTORS* AND OFFICERS OF THE COMPANY
--------------------------------------------------------------------------------

         The Board of Directors of the Company consists of six Directors. These Directors and the Company's Officers supervise the business affairs of the USAA family of funds. The Board of Directors is responsible for the general oversight of the funds' business and for assuring that the funds are managed in the best interests of each fund's respective shareholders. The Board of Directors periodically reviews the funds' investment performance as well as the quality of other services provided to the funds and their shareholders by each of the fund's service providers, including USAA Investment Management Company (IMCO) and its affiliates. The term of office for each Director shall be 20 years or until the Director reaches age 70. All members of the Board of Directors shall be presented to shareholders for election or reelection, as the case may be, at least once every five years. Vacancies on the Board of Directors can be filled by the action of a majority of the Directors, provided that at least two-thirds of the Directors have been elected by the shareholders.

         Set forth below are the Directors and Officers of the Company, their respective offices and principal occupations during the last five years, length of time served, and information relating to any other directorships held. Each serves on the Board of Directors of the USAA family of funds consisting of four registered investment companies offering 39 individual funds as of December 31, 2005. Unless otherwise indicated, the business address of each is 9800 Fredericksburg Road, San Antonio, TX 78288.

         If you would like more information about the funds' Directors, you may call (800) 531-8181 to request a free copy of the funds' statement of additional information (SAI).

         * FOR SIMPLICITY THROUGHOUT THIS SECTION, THE BOARDS OF DIRECTORS AND BOARDS OF TRUSTEES OF THE FOUR LEGAL ENTITIES THAT COMPRISE THE USAA FAMILY OF FUNDS WILL BE IDENTIFIED AS THE BOARD OF DIRECTORS.

26

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED DIRECTOR(1)
--------------------------------------------------------------------------------

         CHRISTOPHER W. CLAUS (2, 4)
         Director
         Born: December 1960
         Year of Election or Appointment: 2001

         President, Chief Executive Officer, Director, and Chairman of the Board of Directors, IMCO (12/04-present); President and Chief Executive Officer, Director, and Vice Chairman of the Board of Directors, IMCO (2/01-12/04); Senior Vice President, Investment Sales and Service, IMCO (7/00-2/01). Mr. Claus serves as President, Director/Trustee, and Vice Chairman of the Boards of Director/Trustee of the USAA family of funds. He also serves as President, Director, and Chairman of the Board of Directors of USAA Shareholder Account Services (SAS). He also holds the Officer position of Senior Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

NON-INTERESTED (INDEPENDENT) DIRECTORS
--------------------------------------------------------------------------------

         BARBARA B. DREEBEN (3, 4, 5, 6)
         Director
         Born: June 1945
         Year of Election or Appointment: 1994

         President, Postal Addvantage (7/92-present), a postal mail list management service. Mrs. Dreeben serves as Director/Trustee of the USAA family of funds. Mrs. Dreeben holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         ROBERT L. MASON, PH.D. (3, 4, 5, 6)
         Director
         Born: July 1946
         Year of Election or Appointment: 1997

         Institute Analyst, Southwest Research Institute (3/02-present); Staff Analyst, Southwest Research Institute (9/98-3/02), which focuses in the fields of technological research. Dr. Mason serves as a Director/Trustee of the USAA family of funds. Dr. Mason holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         MICHAEL F. REIMHERR (3, 4, 5, 6)
         Director
         Born: August 1945
         Year of Election or Appointment: 2000

         President of Reimherr Business Consulting (5/95-present), an organization that performs business valuations of large companies to include the development of annual business plans, budgets, and internal financial reporting. Mr. Reimherr serves as a Director/Trustee of the USAA family of funds. Mr. Reimherr holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

28

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         LAURA T. STARKS, PH.D.(3, 4, 5, 6)
         Director
         Born: February 1950
         Year of Election or Appointment: 2000

         Charles E. and Sarah M. Seay Regents Chair Professor of Finance, University of Texas at Austin (9/96-present). Dr. Starks serves as a Director/Trustee of the USAA family of funds. Dr. Starks holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         RICHARD A. ZUCKER (2, 3, 4, 5, 6)
         Director and Chairman of the Board of Directors
         Born: July 1943
         Year of Election or Appointment: 1992(+)

         Vice President, Beldon Roofing Company (7/85-present). Mr. Zucker serves as a Director/Trustee of the USAA family of funds. Mr. Zucker holds no other directorships of any publicly held corporations or other investment companies outside the USAA family of funds.

         (1) INDICATES THE DIRECTOR IS AN EMPLOYEE OF USAA INVESTMENT MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND IS CONSIDERED AN "INTERESTED PERSON" UNDER THE INVESTMENT COMPANY ACT OF 1940.

         (2) MEMBER OF EXECUTIVE COMMITTEE

         (3) MEMBER OF AUDIT COMMITTEE

         (4) MEMBER OF PRICING AND INVESTMENT COMMITTEE

         (5) MEMBER OF CORPORATE GOVERNANCE COMMITTEE

         (6) THE ADDRESS FOR ALL NON-INTERESTED DIRECTORS IS THAT OF THE USAA FUNDS, P.O. BOX 659430, SAN ANTONIO, TX 78265-9430.

         (+) MR. ZUCKER WAS ELECTED AS CHAIRMAN OF THE BOARD IN 2005.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

INTERESTED OFFICERS(1)
--------------------------------------------------------------------------------

         CLIFFORD A. GLADSON
         Vice President
         Born: November 1950
         Year of Appointment: 2002

         Senior Vice President, Fixed Income Investments, IMCO (9/02-present); Vice President, Fixed Income Investments, IMCO (5/02-9/02); Vice President, Mutual Fund Portfolios, IMCO (12/99-5/02). Mr. Gladson also holds the Officer position of Vice President of USAA Life Investment Trust, a registered investment company offering five individual funds.

         STUART WESTER
         Vice President
         Born: June 1947
         Year of Appointment: 2002

         Vice President, Equity Investments, IMCO (1/99-present). Mr. Wester also holds the Officer position of Vice President of USAA Life
         Investment Trust, a registered investment company offering five individual funds.

         MARK S. HOWARD
         Secretary
         Born: October 1963
         Year of Appointment: 2002

         Senior Vice President, Life/IMCO/USAA Financial Planning Services (FPS) General Counsel, USAA (10/03-present); Senior Vice President,
         Securities Counsel, USAA (12/02-10/03); Senior Vice President, Securities Counsel & Compliance, IMCO (1/02-12/02); Vice President,
         Securities Counsel & Compliance, IMCO (7/00-1/02). Mr. Howard also holds the Officer positions of Senior Vice President, Secretary, and Counsel for USAA Life Insurance Company, IMCO, USAA Financial Advisers, Inc. (FAI), FPS, and SAS; and Secretary for USAA Life Investment Trust, a registered investment company offering five individual funds.

30

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         DEBRA K. DUNN
         Treasurer
         Born: August 1969
         Year of Appointment: 2005

         Assistant Vice President, IMCO/FPS Finance, USAA (9/04-present); Executive Director, IMCO/FPS Finance, USAA (12/03-9/04); Executive Director, FPS Finance, USAA (2/03-12/03); Director, FPS Finance, USAA (12/02-2/03); Director, Strategic Financial Analysis, IMCO (1/01-12/02). Financial Business Analyst, Strategic Financial Analysis, IMCO (3/00-1/01). Ms. Dunn also holds the Officer positions of Assistant Vice President and Treasurer for IMCO, SAS, FPS, and FAI, and Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         EILEEN M. SMILEY
         Assistant Secretary
         Born: November 1959
         Year of Appointment: 2003

         Vice President, Securities Counsel, USAA (2/04-present); Assistant Vice President, Securities Counsel, USAA (1/03-2/04); Attorney, Morrison & Foerster, LLP (1/99-1/03). Ms. Smiley also holds the Officer position of Vice President and Assistant Secretary of IMCO, SAS, FAI, and FPS; and Assistant Secretary of USAA Life Investment Trust, a registered investment company offering five individual funds.

         ROBERTO GALINDO, JR.
         Assistant Treasurer
         Born: November 1960
         Year of Appointment: 2000

         Assistant Vice President, Portfolio Accounting/Financial Administration, USAA (12/02-present); Assistant Vice President, Mutual Fund Analysis & Support, IMCO (10/01-12/02); Executive Director, Mutual Fund Analysis & Support, IMCO (6/00-10/01). Mr. Galindo also holds the Officer position of Assistant Treasurer of USAA Life Investment Trust, a registered investment company offering five individual funds.

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         INFORMATION

         JEFFREY D. HILL
         Chief Compliance Officer
         Born: December 1967
         Year of Appointment: 2004

         Assistant Vice President, Mutual Funds Compliance, USAA (9/04-present); Assistant Vice President, Investment Management Administration & Compliance, USAA (12/02-9/04); Assistant Vice President, Investment Management Administration & Compliance, IMCO (9/01-12/02); Senior Manager, Investment Management Assurance and Advisory Services, KPMG LLP (6/98-8/01). Mr. Hill also serves as Chief Compliance Officer of USAA Life Investment Trust, a registered investment company offering five individual funds.

         (1) INDICATES  THOSE  OFFICERS  WHO ARE  EMPLOYEES  OF USAA  INVESTMENT
             MANAGEMENT COMPANY OR AFFILIATED COMPANIES AND ARE CONSIDERED "INTERESTED PERSONS" UNDER THE INVESTMENT COMPANY ACT OF 1940.

                              Annual report of the
                       MASTER EXTENDED MARKET INDEX SERIES
                  in which the USAA EXTENDED MARKET INDEX FUND
                                     invests

 R E P O R T  O F  I N D E P E N D E N T  R E G I S T E R E D
========================--------------------------------------------------------
                         Public ACCOUNTING Firm

TO THE INVESTORS AND BOARD OF TRUSTEES OF QUANTITATIVE MASTER SERIES TRUST:

         We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Extended Market Index Series, one of the portfolios constituting the Quantitative Master Series Trust (the "Trust"), as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Extended Market Index Series of the Quantitative Master Series Trust as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

         Deloitte & Touche LLP
         Princeton, New Jersey
         February 17, 2006

34

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
AEROSPACE - 0.6%
    200   Aerosonic Corp.(a)                                         $      1,290
  1,900   Armor Holdings, Inc.(a)                                          81,035
  2,900   Crane Co.                                                       102,283
  1,500   Cubic Corp.                                                      29,940
  1,681   DRS Technologies, Inc.                                           86,437
  2,200   EDO Corp.                                                        59,532
  1,800   ESCO Technologies, Inc.(a)                                       80,082
  2,482   Engineered Support Systems, Inc.                                103,350
  1,200   EnPro Industries, Inc.(a)                                        32,340
    700   Esterline Technologies Corp.(a)                                  26,033
  6,600   Garmin Ltd.(f)                                                  437,910
  3,100   GenCorp, Inc.(a)                                                 55,025
  1,792   Heico Corp. Class A                                              36,772
  2,700   KVH Industries, Inc.(a)                                          26,406
  1,500   Kaman Corp. Class A                                              29,535
    400   MTC Technologies, Inc.(a)                                        10,952
  1,200   Metrologic Instruments, Inc.(a)                                  23,112
    700   SatCon Technology Corp.(a)                                        1,050
    500   Spacehab, Inc.(a)                                                   350
  1,900   Teledyne Technologies, Inc.(a)                                   55,290
     41   Timco Aviation Services, Inc.(a)                                    189
  3,400   Trimble Navigation Ltd.(a)                                      120,666
  2,100   Veeco Instruments, Inc.(a)                                       36,393
                                                                     ------------
                                                                        1,435,972
                                                                     ------------
AIR TRANSPORT - 0.4%
  1,900   AAR Corp.(a)                                                     45,505
 10,200   AMR Corp.(a)(f)                                                 226,746
  3,500   Airtran Holdings, Inc.(a)                                        56,105
  1,500   Alaska Air Group, Inc.(a)                                        53,580
  1,800   Aviall, Inc.(a)                                                  51,840
  1,200   Aviation General, Inc.(a)                                             -
  4,870   Continental Airlines, Inc. Class B(a)                           103,731
  2,595   EGL, Inc.(a)                                                     97,494
  1,600   ExpressJet Holdings, Inc.(a)                                     12,944
  2,700   FLYi, Inc.(a)(f)                                                     76
  2,100   Frontier Airlines, Inc.(a)                                       19,404
    700   Great Lakes Aviation Ltd.(a)                                        567
  7,302   Hawaiian Holdings, Inc.(a)                                       29,135
  7,875   JetBlue Airways Corp.(a)                                        121,118
    900   LMI Aerospace, Inc.(a)                                           12,762
  1,200   MAIR Holdings, Inc.(a)                                            5,652
  1,900   Mesa Air Group, Inc.(a)                                          19,874
    800   Midwest Air Group, Inc.(a)                                        4,512
  5,100   Northwest Airlines Corp.(a)                                       2,754
    700   Petroleum Helicopters Non-Voting Shares(a)                       21,861
  1,300   Pinnacle Airlines Corp.(a)                                        8,671
    100   Republic Airways Holdings, Inc.(a)                                1,520
  3,500   Skywest, Inc.                                                    94,010
 17,005   UAL Corp.(a)(f)                                                  16,070
  3,258   US Airways Group, Inc.(a)                                       121,002
    200   Vanguard Airlines, Inc.(a)                                            -
                                                                     ------------
                                                                        1,126,933
                                                                     ------------
APPAREL - 0.9%
  2,850   Aeropostale, Inc.(a)                                             74,955
  3,400   Ashworth, Inc.(a)                                                28,730
  6,250   bebe Stores, Inc.                                                87,688
  1,200   Brown Shoe Co., Inc.                                             50,916
    700   The Buckle, Inc.                                                 22,568
    900   Cache, Inc.(a)                                                   15,588
    400   Cherokee, Inc.                                                   13,756
  2,400   Columbia Sportswear Co.(a)                                      114,552
  4,300   DHB Industries, Inc.(a)                                          19,221
  1,500   Deckers Outdoor Corp.(a)(f)                                      41,430
  2,600   dELiA*s, Inc.(a)                                                 21,580
    600   Escalade, Inc.                                                    7,062
    600   Finlay Enterprises, Inc.(a)                                       5,862
  4,117   Fossil, Inc.(a)                                                  88,557
  1,800   GSI Commerce, Inc.(a)                                            27,162
  1,700   Guess?, Inc.(a)                                                  60,520
    600   Hampshire Group Ltd.(a)                                          14,281
  2,100   Hartmarx Corp.(a)                                                16,401
  4,600   Iconix Brand Group, Inc.(a)                                      46,874
  1,900   The J. Jill Group, Inc.(a)                                       36,157
  1,325   Jos. A. Bank Clothiers, Inc.(a)                                  57,518
  1,600   K-Swiss, Inc. Class A                                            51,904

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  1,600   Kellwood Co.                                               $     38,208
  1,100   Kenneth Cole Productions, Inc. Class A                           28,050
    500   Lacrosse Footwear, Inc.(a)                                        5,415
  1,000   Magic Lantern Group, Inc.(a)                                          -
    800   Mossimo, Inc.(a)                                                  4,320
    300   Mothers Work, Inc.(a)                                             3,834
  2,000   New York & Co.(a)                                                42,400
  1,600   Oxford Industries, Inc.                                          87,520
    600   Perry Ellis International, Inc.(a)                               11,400
  2,000   Phillips-Van Heusen Corp.                                        64,800
  1,000   Phoenix Footwear Group, Inc.(a)                                   5,250
  5,300   Polo Ralph Lauren Corp.                                         297,542
  1,400   Quaker Fabric Corp.(a)                                            3,010
  7,500   Quiksilver, Inc.(a)                                             103,800
  1,000   Rocky Shoes & Boots, Inc.(a)                                     24,360
  2,400   Russell Corp.                                                    32,304
  2,300   Skechers U.S.A., Inc. Class A(a)                                 35,236
  1,500   Stage Stores, Inc.                                               44,670
    800   Steven Madden Ltd.                                               23,384
  2,400   Stride Rite Corp.                                                32,544
  1,500   Superior Uniform Group, Inc.                                     15,375
    200   Tandy Brands Accessories, Inc.                                    2,400
  4,000   Timberland Co. Class A(a)                                       130,200
  2,700   True Religion Apparel, Inc.(a)                                   41,580
  3,200   Unifi, Inc.(a)                                                    9,728
  1,400   Volcom Inc.(a)                                                   47,614
  2,700   The Warnaco Group, Inc.(a)                                       72,144
    300   Weyco Group, Inc.                                                 5,730
  1,300   Wilsons The Leather Experts(a)                                    4,719
  3,600   Wolverine World Wide, Inc.                                       80,856
                                                                     ------------
                                                                        2,201,675
                                                                     ------------
BANKS - 4.6%
    800   Alabama National Bancorporation                                  51,808
    200   Ameriana Bancorp                                                  2,590
    400   American National Bankshares, Inc.                                9,304
    600   AmericanWest Bancorp(a)                                          14,178
    720   Ameris Bancorp                                                   14,285
    444   Arrow Financial Corp.                                            11,611
  7,759   Associated Banc-Corp.                                           252,555
  1,200   BCSB Bankcorp, Inc.                                              15,000
  1,000   The Banc Corp.(a)                                                11,410
    400   Bancfirst Corp.                                                  31,600
  4,100   Bancorpsouth, Inc.                                               90,487
  3,800   Bank Mutual Corp.                                                40,280
    525   Bank of Granite Corp.                                             9,728
  3,500   Bank of Hawaii Corp.                                            180,390
  3,500   BankAtlantic Bancorp, Inc. Class A                               49,000
    200   Bar Harbor Bankshares                                             5,264
    300   Berkshire Bancorp, Inc.                                           5,025
  2,500   Boston Private Financial Holdings, Inc.                          76,050
  3,499   Brookline Bancorp, Inc.                                          49,581
    500   Bryn Mawr Bank Corp.                                             10,730
    800   CFS Bancorp, Inc.                                                11,440
    300   Camden National Corp.                                             9,864
  1,100   Capital Bank Corp.                                               16,885
    625   Capital City Bank Group, Inc.                                    21,431
    420   Capitol Bancorp Ltd.                                             15,725
  4,640   Capitol Federal Financial                                       152,842
    210   Carrollton Bancorp                                                3,035
  1,000   Cascade Bancorp                                                  23,180
    400   Cavalry Bancorp, Inc.                                             9,528
    546   Center Bancorp, Inc.                                              5,984
    727   Central Coast Bancorp(a)                                         17,986
  1,300   Century Bancorp, Inc. Class A                                    38,051
  1,113   Chemical Financial Corp.                                         35,349
  2,333   Chittenden Corp.                                                 64,881
  3,300   Citizens Banking Corp.                                           91,575
  2,428   Citizens South Banking Corp.                                     28,939
  1,500   City Holding Co.                                                 53,925
  2,800   City National Corp.                                             202,832
    300   CityBank                                                         10,524
    980   Clifton Savings Bancorp, Inc.                                     9,859
  1,250   CoBiz, Inc.                                                      22,788
  7,555   The Colonial BancGroup, Inc.                                    179,960
    400   Columbia Bancorp                                                 16,500
  1,830   Columbia Banking System, Inc.                                    52,247
    100   Comm Bancorp, Inc.                                                4,145
  6,820   Commerce Bancorp, Inc.(f)                                       234,676
  4,604   Commerce Bancshares, Inc.                                       239,960

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
    356   Commercial Bankshares, Inc.                                $     12,592
    100   Commercial National Financial Corp.                               1,885
  1,600   Community Bank System, Inc.                                      36,080
  1,148   Community Banks, Inc.                                            32,144
    880   Community Trust Bancorp, Inc.                                    27,060
  1,500   Corus Bankshares, Inc.                                           84,405
  3,440   Cullen/Frost Bankers, Inc.                                      184,659
  6,350   Doral Financial Corp.                                            67,310
    900   EFC Bancorp, Inc.                                                30,915
  3,690   East-West Bancorp, Inc.                                         134,648
    400   EuroBancshares, Inc.(a)                                           5,668
    250   Exchange National Bancshares, Inc.                                7,375
    300   FNB Corp., North Carolina                                         5,685
  2,985   FNB Corp., Pennsylvania                                          51,820
    300   FNB Corp., Virginia                                               9,201
  1,406   FNB Financial Services Corp.                                     23,058
    300   Farmers Capital Bank Corp.                                        9,300
    100   Financial Institutions, Inc.                                      1,962
    600   First Bancorp, North Carolina                                    12,096
  4,700   First BanCorp., Puerto Rico                                      58,327
    750   First Busey Corp.                                                15,668
  2,000   First Cash Financial Services, Inc.(a)                           58,320
  1,300   First Charter Corp.                                              30,758
    600   First Citizens BancShares, Inc. Class A                         104,652
  3,300   First Commonwealth Financial Corp.                               42,669
  1,200   First Federal Bancshares of Arkansas, Inc.                       29,160
  2,510   First Financial Bancorp                                          43,975
    466   First Financial Bankshares, Inc.                                 16,338
    297   First Financial Service Corp.                                     8,601
    300   First M&F Corp.                                                  10,200
    215   First Merchants Corp.                                             5,590
  2,675   First Midwest Bancorp, Inc.                                      93,786
  1,210   First Mutual Bancshares, Inc.                                    31,387
  6,906   First Niagara Financial Group, Inc.                              99,930
    450   First Oak Brook Bancshares, Inc.                                 12,578
    200   The First of Long Island Corp.                                    8,470
  1,200   First Republic Bank                                              44,412
    400   First South Bancorp, Inc.                                        14,128
  2,300   First State Bancorporation                                       55,177
    542   FirstBank NW Corp.                                               17,290
  4,900   FirstMerit Corp.                                                126,959
    500   Flag Financial Corp.                                              8,425
  1,200   Franklin Bank Corp.(a)                                           21,588
    600   Frontier Financial Corp.                                         19,200
  9,938   Fulton Financial Corp.                                          174,909
    661   German American Bancorp                                           8,699
  4,400   Gold Banc Corp., Inc.                                            80,168
    600   Great Southern Bancorp, Inc.                                     16,566
  2,964   Greater Bay Bancorp                                              75,938
    445   Greater Community Bancorp                                         6,631
  1,600   Hancock Holding Co.                                              60,496
  2,856   Hanmi Financial Corp.                                            51,008
  1,400   Harbor Florida Bancshares, Inc.                                  51,870
  1,618   Harleysville National Corp.                                      30,904
    700   Heritage Commerce Corp.                                          15,050
  1,200   Home Federal Bancorp                                             30,000
    500   Horizon Financial Corp.                                          10,920
 37,894   Hudson City Bancorp, Inc.                                       459,275
  2,640   Hudson United Bancorp                                           110,035
    800   Independent Bank Corp.                                           22,824
  1,000   Integra Bank Corp.                                               21,340
    975   Interchange Financial Services Corp.                             16,819
  2,175   Internet Capital Group, Inc.(a)                                  17,879
  1,500   Irwin Financial Corp.                                            32,130
  2,500   Jefferson Bancshares, Inc.                                       34,125
  4,000   Kearny Financial Corp.                                           48,800
    500   LSB Bancshares, Inc.                                              8,844
    200   Lakeland Financial Corp.                                          8,076
    250   MASSBANK Corp.                                                    8,238
  1,100   Main Street Banks, Inc.                                          29,953
    363   MainSource Financial Group, Inc.                                  6,480
    300   Mercantile Bank Corp.                                            11,550
  5,033   Mercantile Bankshares Corp.                                     284,063
    350   Merchants Bancshares, Inc.                                        8,415
  1,400   Mid-State Bancshares                                             37,450

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  1,000   Midwest Banc Holdings, Inc.                                $     22,250
  1,460   NBT Bancorp, Inc.                                                31,521
  3,200   Nara Bancorp, Inc.                                               56,896
    983   National Penn Bancshares, Inc.                                   18,726
  2,900   Netbank, Inc.                                                    20,822
  5,400   NewAlliance Bancshares, Inc.                                     78,516
  1,200   NewMil Bancorp, Inc.                                             35,760
  1,500   North Valley Bancorp                                             26,730
    300   Northern States Financial Corp.                                   5,610
    150   Norwood Financial Corp.                                           4,838
    700   OceanFirst Financial Corp.                                       15,932
    875   Ohio Valley Banc Corp.                                           21,963
  4,332   Old National Bancorp                                             93,744
  1,000   Old Second Bancorp, Inc.                                         30,570
    546   Omega Financial Corp.                                            15,217
  1,294   Oriental Financial Group                                         15,994
  2,460   PFF Bancorp, Inc.                                                75,079
  1,000   Pamrapo Bancorp, Inc.                                            21,550
    830   Park National Corp.                                              85,191
    300   Parkvale Financial Corp.                                          8,460
    363   Peapack Gladstone Financial Corp.                                10,128
    800   Pennfed Financial Services, Inc.                                 14,736
    200   Peoples Bancorp                                                   4,216
    595   Peoples Bancorp, Inc.                                            16,975
    220   Peoples Bancorp of North Carolina, Inc.                           4,950
  1,120   Peoples Banctrust Co., Inc.                                      21,190
  8,013   People's Bank                                                   248,884
  1,200   Peoples Financial Corp.                                          20,280
    400   Placer Sierra Bancshares                                         11,084
 17,239   Popular, Inc.                                                   364,605
  1,700   PrivateBancorp, Inc.                                             60,469
  1,100   Prosperity Bancshares, Inc.                                      31,614
  2,856   Provident Bankshares Corp.                                       96,447
  2,603   Provident New York Bancorp                                       28,659
  3,300   Prudential Bancorp, Inc. of Pennsylvania                         39,105
  3,773   Republic Bancorp, Inc.                                           44,899
  1,223   Republic Bancorp, Inc. Class A                                   26,233
  2,600   Republic First Bancorp, Inc.(a)                                  34,190
    749   Royal Bancshares of Pennsylvania Class A                         17,339
  1,500   S&T Bancorp, Inc.                                                55,230
  6,000   S1 Corp.(a)                                                      26,100
  2,275   SVB Financial Group(a)                                          106,561
    200   SY Bancorp, Inc.                                                  5,004
    750   Sandy Spring Bancorp, Inc.                                       26,160
    151   Savannah Bancorp, Inc.                                            5,366
    870   Seacoast Banking Corp. of Florida                                19,967
    300   Shore Bancshares, Inc.                                            9,510
  1,700   Signature Bank(a)                                                47,719
    400   Simmons First National Corp. Class A                             11,080
  5,904   Sky Financial Group, Inc.                                       164,249
  4,455   The South Financial Group, Inc.                                 122,691
    800   Southwest Bancorp, Inc.                                          16,000
    132   Southwest Georgia Financial Corp.                                 2,884
    525   State Bancorp, Inc.                                               8,789
  1,105   Sterling Bancorp                                                 21,802
  3,950   Sterling Bancshares, Inc.                                        60,988
    700   Suffolk Bancorp                                                  23,639
    700   Summit Bancshares, Inc.                                          12,586
  1,037   Sun Bancorp, Inc.(a)                                             20,481
  2,572   Susquehanna Bancshares, Inc.                                     60,905
  8,890   TCF Financial Corp.                                             241,275
 11,134   TD Banknorth, Inc.                                              323,443
  1,400   Texas Capital Bancshares, Inc.(a)                                31,374
  3,725   Texas Regional Bancshares, Inc. Class A                         105,418
    484   Tompkins Trustco, Inc.                                           21,683
    900   Trico Bancshares                                                 21,051
  4,160   TrustCo Bank Corp. NY                                            51,667
  3,400   Trustmark Corp.                                                  93,398
  5,250   UCBH Holdings, Inc.                                              93,870
  1,310   UMB Financial Corp.                                              83,722
    983   USB Holding Co., Inc.                                            21,292
  3,736   Umpqua Holdings Corp.                                           106,588
    500   Union Bankshares Corp.                                           21,550
  9,200   UnionBanCal Corp.                                               632,224
    306   United Bancorp, Inc.                                              3,525

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  3,400   United Bankshares, Inc.                                    $    119,816
  1,632   United Community Financial Corp.                                 19,274
  1,232   Unizan Financial Corp.                                           32,722
  1,200   Vail Banks, Inc.                                                 18,000
  7,050   Valley National Bancorp                                         169,905
    831   Virginia Commerce Bancorp(a)                                     24,174
    500   WSFS Financial Corp.                                             30,625
    800   Washington Trust Bancorp, Inc.                                   20,944
  1,300   WesBanco, Inc.                                                   39,533
    800   West Coast Bancorp                                               21,160
  1,900   Westamerica Bancorporation                                      100,833
  3,321   Westcorp                                                        221,212
  1,300   Western Alliance Bancorp(a)                                      38,831
  3,625   Whitney Holding Corp.                                            99,905
  3,900   Wilmington Trust Corp.                                          151,749
  1,550   Wintrust Financial Corp.                                         85,095
  1,500   Yardville National Bancorp                                       51,975
                                                                     ------------
                                                                       11,706,809
                                                                     ------------
BUSINESS MACHINES - 1.8%
 21,790   3Com Corp.(a)                                                    78,444
    600   3D Systems Corp.(a)                                              10,800
  3,700   ActivCard Corp.(a)                                               12,913
  9,400   Adaptec, Inc.(a)                                                 54,708
  5,200   Advanced Digital Information Corp.(a)                            50,908
  5,000   American Software Class A                                        32,690
    900   Analogic Corp.                                                   43,065
    900   Applied Films Corp.(a)                                           18,693
  2,500   Arbitron, Inc.                                                   94,950
  3,100   Artesyn Technologies, Inc.(a)                                    31,930
  1,915   Avici Systems, Inc.(a)                                            7,488
  2,700   Avocent Corp.(a)                                                 73,413
 25,540   BEA Systems, Inc.(a)                                            240,076
  1,400   Black Box Corp.                                                  66,332
  4,800   Borland Software Corp.(a)                                        31,344
    600   California First National Bancorp                                 7,800
  1,400   Charles & Colvard Ltd.                                           28,280
    700   Communication Intelligence(a)                                       301
  1,900   Computer Horizons Corp.(a)                                        8,265
  3,900   Concurrent Computer Corp.(a)                                      7,371
  2,100   Convera Corp.(a)                                                 20,790
  5,100   Cray, Inc.(a)(f)                                                  6,783
  1,100   Crossroads Systems, Inc.(a)                                         957
  3,800   Diebold, Inc.                                                   144,400
    200   Digi International, Inc.(a)                                       2,098
  3,600   Digital Lightwave, Inc.(a)(f)                                       756
  3,400   Emageon, Inc.(a)                                                 54,060
  1,624   Enterasys Networks, Inc.(a)                                      21,567
     30   Exabyte Corp.(a)                                                     26
  4,051   Fair Isaac Corp.                                                178,933
    900   Flow International Corp.(a)                                       7,578
  7,900   Foundry Networks, Inc.(a)                                       109,099
  2,900   Hanger Orthopedic Group, Inc.(a)                                 16,559
  3,000   Hypercom Corp.(a)                                                19,170
  8,200   IKON Office Solutions, Inc.                                      85,362
  4,900   Immersion Corp.(a)                                               32,291
  4,400   Input/Output, Inc.(a)                                            30,932
  5,270   Integrated Device Technology, Inc.(a)                            69,459
  2,616   Intergraph Corp.(a)                                             130,303
  3,250   Interland, Inc.(a)                                               14,398
  2,200   InterVoice, Inc.(a)                                              17,512
  3,060   Iomega Corp.(a)                                                   7,619
  6,800   Island Pacific, Inc.(a)(f)                                          442
 31,347   Juniper Networks, Inc.(a)                                       699,038
  3,500   LTX Corp.(a)                                                     15,750
  2,100   Lantronix, Inc.(a)                                                3,360
  2,000   MIPS Technologies, Inc.(a)                                       11,360
    200   MTI Technology Corp.(a)                                             244
 14,412   Maxtor Corp.(a)                                                 100,019
  8,010   McData Corp.(a)                                                  30,438
 11,749   Microchip Technology, Inc.                                      377,730
  4,700   Micromuse, Inc.(a)                                               46,483
  2,500   Micros Systems, Inc.(a)                                         120,800
  6,200   Napster Inc.(a)                                                  21,824
  7,500   Network Engines, Inc.(a)                                          9,675
  1,500   Omnicell, Inc.(a)                                                17,925
  1,763   Palm, Inc.(a)                                                    56,063
  3,385   Premiere Global Services, Inc.(a)                                27,520
  2,700   Rackable Systems, Inc.(a)                                        76,896

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  8,990   Sandisk Corp.(a)                                           $    564,752
    600   Scansource, Inc.(a)                                              32,808
    300   Scientific Technologies, Inc.(a)                                  1,281
  3,200   Sigma Designs, Inc.(a)                                           49,216
 15,600   Silicon Graphics, Inc.(a)                                         6,708
    445   SumTotal Systems, Inc.(a)                                         2,003
  5,655   Sybase, Inc.(a)                                                 123,618
  1,700   Tech Data Corp.(a)                                               67,456
 11,100   Total System Services, Inc.                                     219,669
    100   Trans-Industries, Inc.(a)                                            32
    940   Transact Technologies, Inc.(a)                                    7,426
  2,700   VeriFone Holdings, Inc.(a)                                       68,310
  1,300   Visual Networks, Inc.(a)                                          2,327
  2,075   Vitria Technology, Inc.(a)                                        5,520
  3,100   White Electronic Designs Corp.(a)                                15,841
                                                                     ------------
                                                                        4,652,957
                                                                     ------------
BUSINESS SERVICES - 13.3%
  6,040   24/7 Real Media, Inc.(a)                                         44,334
    600   4Kids Entertainment, Inc.(a)                                      9,414
  4,900   @Road Inc.(a)                                                    25,627
  2,900   ABM Industries, Inc.                                             56,695
  2,500   AMICAS, Inc.(a)                                                  12,400
  3,320   AMN Healthcare Services, Inc.(a)                                 65,670
 11,100   Aastrom Biosciences, Inc.(a)                                     23,532
 54,400   Accenture Ltd. Class A                                        1,570,528
  3,700   Actuate Corp.(a)                                                 11,618
     40   Adept Technology, Inc.(a)                                           506
  5,290   Adesa, Inc.                                                     129,182
  1,800   Administaff, Inc.                                                75,690
  2,500   Advent Software, Inc.(a)                                         72,275
  1,000   The Advisory Board Co.(a)                                        47,670
  1,800   Advo, Inc.                                                       50,724
  2,600   Aether Holdings, Inc.(a)                                          8,632
  3,560   Affymetrix, Inc.(a)                                             169,990
  3,100   Agile Software Corp.(a)                                          18,538
  8,800   Akamai Technologies, Inc.(a)                                    175,384
  1,800   Aksys Ltd.(a)(f)                                                  1,175
  2,300   Alderwoods Group, Inc.(a)                                        36,501
  3,400   Alfacell Corp.(a)                                                 6,052
  4,000   Alliance Data Systems Corp.(a)                                  142,400
  1,000   The Allied Defense Group, Inc.(a)                                22,770
  2,500   Alteon, Inc.(a)                                                     425
  1,600   Altiris, Inc.(a)                                                 27,024
    600   Ambassadors International, Inc.                                   9,300
 15,500   America Online Latin America, Inc. Class A(a)                       388
  2,660   American Ecology Corp.                                           38,384
     48   American Independence Corp.(a)                                      552
  2,000   American Reprographics Co.(a)                                    50,820
  1,100   American Superconductor Corp.(a)                                  8,657
    200   Analysts International Corp.(a)                                     480
    500   Angelica Corp.                                                    8,270
    500   Ansoft Corp.(a)                                                  17,025
  2,600   answerthink, Inc.(a)                                             11,050
  2,600   Ansys, Inc.(a)                                                  110,994
  1,400   Anteon International Corp.(a)                                    76,090
  4,445   aQuantive, Inc.(a)                                              112,192
 11,290   Aramark Corp.                                                   313,636
    900   Arbinet-Thexchange Inc.(a)                                        6,309
  3,854   Ariba, Inc.(a)                                                   28,327
 21,171   Art Technology Group, Inc.(a)                                    41,495
     12   Artemis International Solutions Corp.(a)                             16
  6,000   Aspen Technology, Inc.(a)                                        47,100
  7,200   Atari Inc.(a)                                                     7,776
  3,300   Audible, Inc.(a)                                                 42,372
  2,000   Authentidate Holding Corp.(a)                                     3,860
  6,900   The BISYS Group, Inc.(a)                                         96,669
    900   Bankrate, Inc.(a)                                                26,568
    102   Baran Group Ltd.(a)                                                 592
    600   Barrett Business Services(a)                                     14,994
  9,900   BearingPoint, Inc.(a)                                            77,814
    300   Bestway, Inc.(a)                                                  2,100
  7,300   BindView Development Corp.(a)                                    29,054
    648   Blackbaud, Inc.                                                  11,068
    500   Blackboard, Inc.(a)                                              14,490
  1,270   Blue Coat Systems, Inc.(a)                                       58,064
    100   Bottomline Technologies, Inc.(a)                                  1,102
  2,100   Bowne & Co., Inc.                                                31,164

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  1,400   Bright Horizons Family Solutions, Inc.(a)                  $     51,870
  3,300   The Brink's Co.                                                 158,103
  1,988   BroadVision, Inc.(a)(f)                                             974
 15,300   Brocade Communications Systems, Inc.(a)                          62,271
  1,150   Bsquare Corp.(a)                                                  3,726
  1,800   CACI International, Inc. Class A(a)                             103,284
  4,545   CBIZ, Inc.(a)                                                    27,361
  1,200   CDI Corp.                                                        32,880
  4,745   CDW Corp.                                                       273,170
  1,100   CRA International, Inc.(a)                                       52,459
  3,865   CSG Systems International(a)                                     86,267
     46   Callwave, Inc.(a)                                                   230
  3,468   Career Education Corp.(a)                                       116,941
  1,500   Carreker Corp.(a)                                                 7,485
  1,200   Casella Waste Systems, Inc.(a)                                   15,348
  2,400   Catalina Marketing Corp.                                         60,840
    500   Catapult Communications Corp.(a)                                  7,395
  4,600   Cbeyond Communications, Inc.(a)                                  47,380
  3,550   Cell Genesys, Inc.(a)(f)                                         21,052
  1,000   Centra Software, Inc.(a)                                          2,000
    500   Cerbco, Inc. Class A                                                635
  8,500   Ceridian Corp.(a)                                               211,225
  2,200   Cerner Corp.(a)                                                 200,002
  3,600   Certegy, Inc.                                                   146,016
  4,790   CheckFree Corp.(a)                                              219,861
  1,400   Chemed Corp.                                                     69,552
  5,333   ChoicePoint, Inc.(a)                                            237,372
  4,300   Chordiant Software, Inc.(a)                                      11,266
  3,800   Ciber, Inc.(a)                                                   25,080
  1,600   Clean Harbors, Inc.(a)                                           46,096
 19,000   Clear Channel Outdoor Holdings, Inc. Class A(a)                 380,950
  1,800   Click Commerce, Inc.(a)(f)                                       37,836
  4,000   Cogent, Inc.(a)                                                  90,720
  7,600   Cognizant Technology Solutions Corp.(a)                         382,660
  1,700   Collectors Universe(a)                                           27,404
  1,300   Computer Programs & Systems, Inc.                                53,859
  1,900   Concur Technologies, Inc.(a)                                     24,491
  3,400   Connetics Corp.(a)                                               49,130
  5,250   Copart, Inc.(a)                                                 121,065
  7,405   Corillian Corp.(a)                                               20,142
  5,035   Corinthian Colleges, Inc.(a)                                     59,312
    800   Cornell Cos., Inc.(a)                                            11,056
  2,700   Corporate Executive Board Co.                                   242,190
  1,100   CoStar Group, Inc.(a)                                            47,487
    337   Courier Corp.                                                    11,573
  1,400   Covansys Corp.(a)                                                19,054
    225   Critical Path, Inc.(a)                                               61
  1,900   Cross Country Healthcare, Inc.(a)                                33,782
  1,500   Cruzan International, Inc.(a)                                    42,015
  2,300   CuraGen Corp.(a)                                                  7,084
  1,800   Cyberguard Corp.(a)                                              15,894
  1,900   Cybersource Corp.(a)                                             12,540
  1,000   DSL.Net, Inc.(a)                                                     40
  5,000   DST Systems, Inc.(a)                                            299,550
    100   Deltathree, Inc. Class A(a)                                         291
  3,600   Deluxe Corp.                                                    108,504
  2,100   Dendrite International, Inc.(a)                                  30,261
  4,000   DeVry, Inc.(a)                                                   80,000
  4,100   Digimarc Corp.(a)                                                24,190
  4,400   Digital Generation Systems(a)                                     2,376
  2,500   Digital Insight Corp.(a)                                         80,050
  1,500   Digital River, Inc.(a)                                           44,610
  3,279   Digitas, Inc.(a)                                                 41,053
 17,634   Discovery Holding Co.(a)                                        267,155
  1,200   Discovery Partners International, Inc.(a)                         3,180
  2,400   Diversa Corp.(a)                                                 11,520
  2,500   DocuCorp International, Inc.(a)                                  15,925
  2,800   Dollar Financial Corp.(a)                                        33,600
  3,900   Dot Hill Systems Corp.(a)                                        27,027
  4,200   Dun & Bradstreet Corp.(a)                                       281,232
  3,000   Dyax Corp.(a)                                                    15,810
  1,100   EPIQ Systems, Inc.(a)                                            20,394
  1,775   EVCI Career Colleges Holding Corp.(a)                             2,840
  9,200   Earthlink, Inc.(a)                                              102,212
     50   EasyLink Services Corp. Class A(a)                                   45
  2,500   Echelon Corp.(a)                                                 19,575

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  2,600   Eclipsys Corp.(a)                                          $     49,218
  1,200   eCollege.com, Inc.(a)                                            21,636
    700   Educate, Inc.(a)                                                  8,260
  4,200   Education Management Corp.(a)                                   140,742
  3,100   eFunds Corp.(a)                                                  72,664
     20   Egain Communications Corp.(a)                                        14
     40   eLoyalty Corp.(a)                                                   412
  1,600   Embarcadero Technologies, Inc.(a)                                11,648
 18,692   Emdeon Corp.(a)                                                 158,134
  9,400   eMerge Interactive, Inc. Class B(a)                               4,136
  3,300   Encysive Pharmaceuticals, Inc.(a)                                26,037
  3,600   Ener1, Inc.(a)                                                    1,404
  3,000   Ennis, Inc.                                                      54,510
  2,900   Entrust, Inc.(a)                                                 14,036
  2,900   Epicor Software Corp.(a)                                         40,977
  2,975   eResearch Technology, Inc.(a)                                    44,923
  3,000   Essex Corp.(a)                                                   51,150
  1,845   Euronet Worldwide, Inc.(a)                                       51,291
      2   Evolve Software, Inc.(a)                                              -
  3,200   Evolving Systems, Inc.(a)                                         6,688
  3,800   Exelixis, Inc.(a)                                                35,796
    500   Exponent, Inc.(a)                                                14,190
  1,500   F5 Networks, Inc.(a)                                             85,785
  1,500   FTD Group, Inc.(a)                                               15,585
  2,050   FTI Consulting, Inc.(a)                                          56,252
  2,750   Factset Research Systems, Inc.                                  113,190
  2,800   FalconStor Software, Inc.(a)                                     20,692
    700   Fargo Electronics, Inc.(a)                                       13,475
  2,400   Federal Agricultural Mortgage Corp. Class A                      52,680
  3,005   Filenet Corp.(a)                                                 77,679
  1,500   First Consulting Group, Inc.(a)                                   8,805
      8   Five Star Quality Care, Inc.(a)                                      63
  1,200   Forrester Research, Inc.(a)                                      22,500
  3,300   Franklin Covey Co.(a)                                            20,856
  1,700   G&K Services, Inc. Class A                                       66,725
  3,900   GP Strategies Corp.(a)                                           31,824
  1,103   GSE Systems, Inc.(a)                                              1,368
  6,400   GTECH Holdings Corp.                                            203,136
  1,700   GTSI Corp.(a)                                                    11,900
    460   Gaiam, Inc.(a)                                                    6,215
  2,700   Gentiva Health Services, Inc.(a)                                 39,798
    600   The Geo Group, Inc.(a)                                           13,758
  1,600   Gevity HR, Inc.                                                  41,152
    100   Gliatech, Inc.(a)                                                     -
  2,400   Global Cash Access, Inc.(a)                                      35,016
  1,800   Global Imaging Systems, Inc.(a)                                  62,334
  4,820   Global Payments, Inc.                                           224,660
 18,000   Google, Inc. Class A(a)(f)                                    7,467,480
  3,600   GoRemote Internet Communications, Inc.(a)                         5,976
    800   Hansen Natural Corp.(a)(f)                                       63,600
  3,400   Harris Interactive, Inc.(a)                                      14,654
  4,300   Harte-Hanks, Inc.                                               113,477
  2,000   Heidrick & Struggles International, Inc.(a)                      64,100
  7,220   Hewitt Associates, Inc. Class A(a)                              202,232
  1,200   Hudson Highland Group, Inc.(a)                                   20,832
  3,679   Hyperion Solutions Corp.(a)                                     131,782
  2,800   I-many, Inc.(a)                                                   3,920
 18,777   IAC/InterActiveCorp(a)                                          531,577
    800   ICT Group, Inc.(a)                                               13,560
  1,400   IDX Systems Corp.(a)                                             61,488
  1,000   IHS, Inc. Class A(a)                                             20,520
  1,580   IPIX Corp.(a)(f)                                                  2,686
  3,110   ITT Educational Services, Inc.(a)                               183,832
  3,200   i2 Technologies, Inc.(a)                                         45,152
  1,700   Idenix Pharmaceuticals Inc.(a)                                   29,087
  8,890   Identix, Inc.(a)                                                 44,539
  2,100   iGate Corp.(a)                                                   10,206
  2,100   Imergent, Inc.(a)                                                13,860
    350   The Immune Response Corp.(a)                                         29
  1,400   Indus International, Inc.(a)                                      4,396
  2,400   Infocrossing, Inc.(a)(f)                                         20,664
  3,900   InFocus Corp.(a)                                                 15,639
  3,600   Informatica Corp.(a)                                             43,200
  2,700   Inforte Corp.                                                    10,665
  1,840   Infospace, Inc.(a)                                               47,509
  2,100   infoUSA, Inc.                                                    22,953
  2,093   Innovative Solutions & Support, Inc.(a)                          26,749
     83   Insweb Corp.(a)                                                     274

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
    600   Integral Systems, Inc.                                     $     11,316
  3,700   Integrated Alarm Services Group, Inc.(a)(f)                      10,582
  4,000   Intellisync Corp.(a)                                             20,640
    600   Interactive Intelligence, Inc.(a)                                 3,060
    500   Interchange Corp.(a)(f)                                           2,765
 20,100   Internap Network Services Corp.(a)                                8,643
  2,600   Internet Security Systems(a)                                     54,470
  1,000   Intersections, Inc.(a)                                            9,340
    600   Intervideo, Inc.(a)                                               6,330
  2,800   Interwoven, Inc.(a)                                              23,716
  1,200   Intevac, Inc.(a)                                                 15,840
  1,000   Intrado, Inc.(a)                                                 23,020
     25   Intrusion, Inc.(a)                                                   50
  2,000   Invitrogen Corp.(a)                                             133,280
  3,600   Ipass, Inc.(a)                                                   23,616
  7,650   Iron Mountain, Inc.(a)                                          322,983
  1,400   iVillage, Inc.(a)                                                11,228
  2,900   JDA Software Group, Inc.(a)                                      49,329
  5,100   Jack Henry & Associates, Inc.                                    97,308
  3,185   Jacobs Engineering Group, Inc.(a)                               216,166
  1,800   Jamdat Mobile, Inc.(a)                                           47,844
  1,700   John H. Harland Co.                                              63,920
  1,900   Jupitermedia Corp.(a)                                            28,082
  1,821   Kana Software, Inc.(a)                                            2,440
    900   Kanbay International, Inc.(a)                                    14,301
  3,636   Keane, Inc.(a)                                                   40,032
  2,000   Kelly Services, Inc. Class A                                     52,440
    500   Keynote Systems, Inc.(a)                                          6,425
  1,870   Kforce, Inc.(a)                                                  20,869
  2,761   Kinder Morgan Management LLC(a)                                 125,515
  1,700   Kintera, Inc.(a)                                                  5,049
    400   Knology, Inc.(a)                                                  1,504
  2,600   Korn/Ferry International(a)                                      48,594
  1,875   Kronos, Inc.(a)                                                  78,488
  1,300   LECG Corp.(a)                                                    22,594
     42   LQ Corp., Inc.(a)                                                    71
  2,500   Labor Ready, Inc.(a)                                             52,050
  6,207   Lamar Advertising Co. Class A(a)                                286,391
  2,900   Laureate Education, Inc.(a)                                     152,279
  3,300   Lawson Software, Inc.(a)                                         24,255
    700   Layne Christensen Co.(a)                                         17,801
    300   Learning Care Group, Inc.(a)                                      2,235
  1,000   Learning Tree International, Inc.(a)                             12,830
    100   Level 8 Systems, Inc.(a)                                              2
  2,219   Lightbridge, Inc.(a)                                             18,396
  1,500   Lincoln Educational Services Corp.(a)                            21,390
  2,700   Lionbridge Technologies(a)                                       18,954
  7,500   LivePerson, Inc.(a)                                              42,075
  2,200   LoJack Corp.(a)                                                  53,086
  1,342   Looksmart(a)                                                      5,046
 11,000   Loudeye Corp.(a)(f)                                               4,180
  1,200   Luminex Corp.(a)                                                 13,944
    900   MAXIMUS, Inc.                                                    33,021
  4,400   MIVA, Inc.(a)                                                    21,780
  5,900   MPS Group, Inc.(a)                                               80,653
    800   MPW Industrial Services Group, Inc.(a)                            1,536
  1,300   MRO Software, Inc.(a)                                            18,252
  2,400   Macquarie Infrastructure Co. Trust                               73,920
  2,690   Macrovision Corp.(a)                                             45,004
  2,040   Magma Design Automation, Inc.(a)                                 17,156
  3,900   Management Network Group, Inc.(a)                                 9,321
  1,800   Manhattan Associates, Inc.(a)                                    36,864
  4,416   Manpower, Inc.                                                  205,344
  1,695   Mantech International Corp. Class A(a)                           47,223
  4,900   Manugistics Group, Inc.(a)                                        8,575
  1,200   Mapinfo Corp.(a)                                                 15,132
  3,300   Marchex, Inc. Class B(a)(f)                                      74,217
  1,187   Matria Healthcare, Inc.(a)                                       46,008
  3,000   Matrixone, Inc.(a)                                               14,970
  1,600   Maxygen, Inc.(a)                                                 12,016
  7,177   McAfee, Inc.(a)                                                 194,712
  4,100   Mechanical Technology, Inc.(a)                                   11,480
  1,800   Medical Staffing Network Holdings, Inc.(a)                        9,666
  4,100   Mentor Graphics Corp.(a)                                         42,394
    800   Merge Technologies, Inc.(a)                                      20,016

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  1,900   MetaSolv, Inc.(a)                                          $      5,510
  3,700   Metro One Telecommunications, Inc.(a)                             1,332
    400   Michael Baker Corp.(a)                                           10,220
    990   MicroStrategy, Inc. Class A(a)                                   81,913
  1,300   Microvision, Inc.(a)(f)                                           4,680
  3,700   Millennium Cell, Inc.(a)(f)                                       4,847
  5,966   Mindspeed Technologies, Inc.(a)(f)                               14,020
  2,800   Miravant Medical Technologies(a)                                    504
  1,100   Mobius Management Systems, Inc.(a)                                7,392
    400   Moldflow Corp.(a)                                                 5,576
  2,500   Momenta Pharmaceuticals Inc.(a)                                  55,100
  1,600   Morningstar, Inc.(a)                                             55,424
  4,500   NAVTEQ Corp.(a)                                                 197,415
  1,837   NCO Group, Inc.(a)                                               31,082
  2,200   NDCHealth Corp.                                                  42,306
  3,200   NIC, Inc.(a)                                                     19,712
  2,800   NMS Communications Corp.(a)                                       9,772
  2,300   NMT Medical, Inc.(a)                                             36,800
    800   NVE Corp.(a)(f)                                                  11,808
  1,900   NYFIX, Inc.(a)                                                    8,094
  4,500   National Instruments Corp.                                      144,225
    240   Natural Health Trends Corp.(a)                                    2,316
  2,000   Nautilus, Inc.                                                   37,320
  2,800   Navigant Consulting, Inc.(a)                                     61,544
     13   Navisite, Inc.(a)                                                    16
  1,220   Neoforma, Inc.(a)                                                12,078
    100   Neon Systems, Inc.(a)                                               617
    200   NeoRx Corp.(a)                                                      148
  4,120   NetFlix, Inc.(a)(f)                                             111,487
    100   Netguru, Inc.                                                       110
  3,196   NetIQ Corp.(a)                                                   39,279
     57   Netmanage, Inc.(a)                                                  305
  1,900   Netratings, Inc.(a)                                              23,427
    200   Netscout Systems, Inc.(a)                                         1,090
     20   NetSol Technologies, Inc.(a)                                         37
  3,600   NeuStar, Inc. Class A(a)                                        109,764
    200   New Century Equity Holdings Corp.(a)                                 42
  3,800   New Frontier Media, Inc.(a)                                      24,814
    400   New Horizons Worldwide, Inc.(a)                                     280
  2,000   Nutri/System, Inc.(a)                                            72,040
  4,000   On Assignment, Inc.(a)                                           43,640
    200   On2 Technologies, Inc.(a)                                           212
     60   Onvia, Inc.(a)                                                      242
    650   Onyx Software Corp.(a)                                            2,795
  2,200   Open Solutions, Inc.(a)                                          50,424
  1,400   OpenTV Corp.(a)                                                   3,136
  3,761   Openwave Systems, Inc.(a)                                        65,705
  1,200   Opnet Technologies, Inc.(a)                                      11,028
  4,400   Opsware, Inc.(a)                                                 29,876
  3,637   Option Care, Inc.                                                48,590
  3,200   Orbital Sciences Corp.(a)                                        41,088
  1,345   Orchid Cellmark, Inc.(a)                                         10,222
    800   Overland Storage, Inc.(a)                                         6,416
    700   PC Mall, Inc.(a)                                                  3,962
  1,200   PC-Tel, Inc.(a)                                                  10,512
    900   PDI, Inc.(a)                                                     12,150
  3,000   PHH Corp.(a)                                                     84,060
  1,391   PLATO Learning, Inc.(a)                                          11,045
    400   PRA International(a)                                             11,260
  5,700   PRG-Schultz International, Inc.(a)                                3,477
  2,900   Pac-West Telecomm, Inc.(a)                                        2,494
  2,000   Packeteer, Inc.(a)                                               15,540
  4,707   Panacos Pharmaceuticals, Inc.(a)                                 32,617
  2,300   Paxar Corp.(a)                                                   45,149
  2,800   Pegasus Solutions, Inc.(a)                                       25,116
    500   Pegasystems, Inc.(a)                                              3,655
  3,000   Per-Se Technologies, Inc.(a)                                     70,080
  6,500   Perot Systems Corp. Class A(a)                                   91,910
  1,400   Phoenix Technologies Ltd.(a)                                      8,764
  6,790   Pixar(a)                                                        357,969
  5,229   Polycom, Inc.(a)                                                 80,004
  2,300   Pomeroy IT Solutions, Inc.(a)                                    19,205
  1,030   Pre-Paid Legal Services, Inc.                                    39,356
     10   Prescient Applied Intelligence, Inc.(a)                               1
  2,333   Priceline.com, Inc.(a)                                           52,073
  1,600   Princeton Review, Inc.(a)                                         8,240
  2,800   Progress Software Corp.(a)                                       79,464
  1,700   ProQuest Co.(a)                                                  47,447

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
     34   Prosoft Learning Corp.(a)                                  $          4
    102   Protection One, Inc.(a)                                           1,734
  1,700   QAD, Inc.                                                        12,988
  1,200   Quality Systems, Inc.                                            92,112
  4,400   Quest Software, Inc.(a)                                          64,196
    500   Quixote Corp.                                                     9,900
    366   Quotesmith.com, Inc.(a)                                           1,083
  1,500   Quovadx, Inc.(a)                                                  3,615
  2,000   R.H. Donnelley Corp.(a)                                         123,240
  4,050   RPC, Inc.                                                       106,677
  3,700   RSA Security, Inc.(a)                                            41,551
  1,700   Radiant Systems, Inc.(a)                                         20,672
  6,800   RealNetworks, Inc.(a)                                            52,768
  9,500   Red Hat, Inc.(a)                                                258,780
  2,800   Redback Networks, Inc.(a)                                        39,368
    400   Remedytemp, Inc. Class A(a)                                       3,700
  1,700   Renaissance Learning, Inc.                                       32,147
  8,500   Republic Services, Inc. Class A                                 319,175
  3,200   Resources Connection, Inc.(a)                                    83,392
  4,500   The Reynolds & Reynolds Co. Class A                             126,315
  4,865   Rigel Pharmaceuticals, Inc.(a)                                   40,671
  2,200   RightNow Technologies, Inc.(a)                                   40,612
  2,500   Rural Cellular Corp. Class A(a)                                  36,525
  4,600   Rural/Metro Corp.(a)                                             41,446
    600   SAVVIS, Inc.(a)                                                     420
  2,415   The SCO Group, Inc.(a)                                            9,539
  2,750   SFBC International, Inc.(a)(f)                                   44,028
  2,600   SM&A(a)                                                          21,398
  1,400   SPAR Group, Inc.(a)                                               1,260
    709   SPSS, Inc.(a)                                                    21,929
  3,000   SRA International, Inc. Class A(a)                               91,620
  2,100   SSA Global Techonologies, Inc.(a)                                38,199
  2,400   SYKES Enterprises, Inc.(a)                                       32,088
    400   SYNNEX Corp.(a)                                                   6,044
    875   Saba Software, Inc.(a)(f)                                         3,570
  1,434   SafeNet, Inc.(a)                                                 46,203
  5,543   Salesforce.com, Inc.(a)                                         177,653
    600   Salon Media Group, Inc.(a)                                          205
  7,400   Sapient Corp.(a)                                                 42,106
    100   Scientific Learning Corp.(a)                                        565
  1,600   Seachange International, Inc.(a)                                 12,640
  2,100   Secure Computing Corp.(a)                                        25,746
  5,700   Selectica, Inc.(a)                                               16,245
  1,300   Senomyx, Inc.(a)                                                 15,756
  2,000   Sequenom, Inc.(a)                                                 1,360
  3,200   Serena Software, Inc.(a)                                         75,008
 18,100   The ServiceMaster Co.                                           216,295
 75,925   Sirius Satellite Radio, Inc.(a)(f)                              508,698
  4,400   Sitel Corp.(a)                                                   13,728
     16   Smartserv Online, Inc.(a)                                             4
    300   Sonic Foundry, Inc.(a)                                              318
  3,800   SonicWALL, Inc.(a)                                               30,096
  1,200   Sourcecorp(a)                                                    28,776
  1,200   Spartech Corp.                                                   26,340
  3,600   Spherion Corp.(a)                                                36,036
  1,400   The Standard Register Co.                                        22,134
     27   Stantec, Inc.(a)                                                    921
    800   Startek, Inc.                                                    14,400
  2,900   Stericycle, Inc.(a)                                             170,752
    620   Stratasys, Inc.(a)                                               15,506
  6,000   Strategic Diagnostics, Inc.(a)                                   21,840
    900   Strayer Education, Inc.                                          84,330
  2,500   SupportSoft, Inc.(a)                                             10,550
 16,100   Sycamore Networks, Inc.(a)                                       69,552
  2,300   Symyx Technologies(a)                                            62,767
  8,605   Synopsys, Inc.(a)                                               172,616
  1,600   Synplicity, Inc.(a)                                              13,280
  1,200   Syntel, Inc.                                                     24,996
    600   Sypris Solutions, Inc.                                            5,988
 12,400   TIBCO Software, Inc.(a)                                          92,628
    600   TNS, Inc.(a)                                                     11,508
    800   TRC Cos., Inc.(a)                                                 8,760
  1,882   Talx Corp.                                                       86,026
  8,800   Tapestry Pharmaceuticals, Inc.(a)                                 2,464
  2,300   TechTeam Global, Inc.(a)                                         23,092
     15   Technology Solutions Co.(a)                                         114
    200   TeleCommunication Systems, Inc. Class A(a)                          440
  4,500   TeleTech Holdings, Inc.(a)                                       54,225
    200   Tenfold Corp.(a)                                                     42
    600   TeraForce Technology Corp.(a)                                         -

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  3,225   Tetra Tech, Inc.(a)                                        $     50,536
  3,375   Tetra Technologies, Inc.(a)                                     103,005
  1,500   TheStreet.com, Inc.(a)                                           10,815
  1,100   Tier Technologies, Inc. Class B(a)                                8,074
  4,900   TradeStation Group, Inc.(a)                                      60,662
  2,800   Transaction Systems Architects, Inc. Class A(a)                  80,612
  4,700   Trident Microsystems, Inc.(a)                                    84,600
  1,300   Trizetto Group(a)                                                22,087
  8,777   Tumbleweed Communications Corp.(a)                               27,033
  4,200   UNOVA, Inc.(a)                                                  141,960
  1,800   URS Corp.(a)                                                     67,698
  1,200   Ultimate Software Group, Inc.(a)                                 22,884
 10,700   Unigene Laboratories, Inc.(a)                                    47,187
  3,653   United Online, Inc.                                              51,946
    600   Universal Electronics, Inc.(a)                                   10,338
  1,055   Universal Technical Institute, Inc.(a)                           32,642
  7,300   VA Software Corp.(a)                                             12,994
  7,855   ValueClick, Inc.(a)                                             142,254
    600   Vasco Data Security International(a)                              5,910
  2,880   Ventiv Health, Inc.(a)                                           68,026
  1,800   Verint Systems, Inc.(a)                                          62,046
 13,758   VeriSign, Inc.(a)                                               301,575
     50   Versata, Inc.(a)                                                     20
  1,574   Verso Technologies, Inc.(a)(f)                                    1,605
    460   VerticalNet, Inc.(a)                                                253
  1,400   Vertrue, Inc.(a)                                                 49,462
 16,800   Via Net.Works, Inc.(a)                                              538
  1,250   Viad Corp.                                                       36,663
  6,030   Viewpoint Corp.(a)                                                6,633
  1,730   Vignette Corp.(a)                                                28,216
  1,120   Viisage Technology, Inc.(a)                                      19,723
    200   VistaPrint Ltd.(a)                                                4,551
    600   Volt Information Sciences, Inc.(a)                               11,412
  2,850   Waste Connections, Inc.(a)                                       98,211
  2,000   WatchGuard Technologies(a)                                        7,400
  1,640   Watson Wyatt Worldwide, Inc.                                     45,756
  2,000   Wave Systems Corp. Class A(a)                                     1,360
  2,700   WebEx Communications, Inc.(a)                                    58,401
  2,400   WebMD Health Corp. Class A(a)                                    69,720
  3,200   webMethods, Inc.(a)                                              24,672
  1,100   Websense, Inc.(a)                                                72,204
  4,200   Website Pros, Inc.(a)                                            36,582
  6,250   Weight Watchers International, Inc.(a)                          308,938
    500   Westaff, Inc.(a)                                                  2,475
  5,700   Wind River Systems, Inc.(a)                                      84,189
  3,700   Wireless Facilities, Inc.(a)                                     18,870
  1,100   Witness Systems, Inc.(a)                                         21,637
    200   Worldgate Communications(a)                                         352
  6,200   Wynn Resorts Ltd.(a)(f)                                         340,070
  3,400   Zix Corp.(a)(f)                                                   6,494
                                                                     ------------
                                                                       33,749,526
                                                                     ------------
CHEMICALS - 1.8%
    400   AEP Industries, Inc.(a)                                          10,000
  1,500   AMCOL International Corp.                                        30,780
  1,425   Aceto Corp.                                                       9,377
  4,300   Airgas, Inc.                                                    141,470
  2,600   Albemarle Corp.                                                  99,710
  1,400   Anika Therapeutics, Inc.(a)                                      16,366
    800   Arch Chemicals, Inc.                                             23,920
  1,500   Bio-Rad Laboratories, Inc. Class A(a)                            98,160
  1,800   Brady Corp.                                                      65,124
  3,500   Cabot Corp.                                                     125,300
  2,300   Calgon Carbon Corp.                                              13,087
  7,500   Celanese Corp. Series A                                         143,400
  9,880   Celgene Corp.(a)                                                640,224
 11,300   Chemtura Corp.                                                  143,510
  2,400   Cytec Industries, Inc.                                          114,312
  7,636   Entegris, Inc.(a)                                                71,931
  2,400   Ferro Corp.                                                      45,024
  5,100   Foamex International, Inc.(a)                                       133
  2,000   Georgia Gulf Corp.                                               60,840
  1,700   H.B. Fuller Company                                              54,519
    300   Hawkins, Inc.                                                     4,197
 13,100   Huntsman Corp.(a)                                               225,582

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
    550   KMG Chemicals, Inc.                                        $      4,125
  3,182   Kronos Worldwide, Inc.                                           92,310
  3,600   Landec Corp.(a)                                                  28,008
  3,515   Lubrizol Corp.                                                  152,656
 13,956   Lyondell Chemical Co.                                           332,432
  1,600   MacDermid, Inc.                                                  44,640
    450   Mace Security International, Inc.(a)                              1,112
  1,900   Matrixx Initiatives, Inc.(a)                                     39,805
 23,800   The Mosaic Co.(a)                                               348,194
  6,800   Nalco Holding Co.(a)                                            120,428
    120   NewMarket Corp.(a)                                                2,935
    800   Nuco2, Inc.(a)                                                   22,304
  2,200   OM Group, Inc.(a)                                                41,272
  3,392   Olin Corp.                                                       66,755
  2,400   Omnova Solutions, Inc.(a)                                        11,520
  2,000   Oxigene, Inc.(a)                                                  7,940
    400   Penford Corp.                                                     4,880
  5,500   PolyOne Corp.(a)                                                 35,365
    600   Quaker Chemical Corp.                                            11,538
  6,800   RPM International, Inc.                                         118,116
  1,900   Repligen Corp.(a)                                                 7,600
  1,700   Rockwood Holdings, Inc.(a)                                       33,541
  1,000   Rogers Corp.(a)                                                  39,180
  3,900   Rollins, Inc.                                                    76,869
  1,100   Schawk, Inc.                                                     22,825
  3,300   Schulman A, Inc.                                                 71,016
  3,200   Sensient Technologies Corp.                                      57,280
    400   Stepan Co.                                                       10,756
  1,300   TOR Minerals International, Inc.(a)                               5,135
  2,200   Terra Nitrogen Co. LP(f)                                         41,800
  1,600   Tredegar Corp.                                                   20,624
  1,600   Trex Co., Inc.(a)                                                44,880
  6,100   Tronox, Inc. Class A                                             79,727
  1,100   UAP Holding Corp.                                                22,462
  7,000   Valspar Corp.                                                   172,690
  1,900   WD-40 Co.                                                        49,894
  3,800   WR Grace & Co.(a)                                                35,720
  4,000   Wellman, Inc.                                                    27,120
  2,800   Westlake Chemical Corp.                                          80,668
  1,000   Zoltek Cos., Inc.(a)(f)                                           8,780
                                                                     ------------
                                                                        4,531,868
                                                                     ------------
CONSTRUCTION - 1.8%
    400   Ablest, Inc.(a)                                                   3,356
  1,000   American Woodmark Corp.                                          24,790
    400   Ameron International Corp.                                       18,232
  2,900   Apogee Enterprises, Inc.                                         47,038
  7,800   Armstrong Holdings, Inc.(a)                                      11,856
    400   Beacon Roofing Supply, Inc.(a)                                   11,492
  1,464   Beazer Homes USA, Inc.                                          106,638
  1,000   BlueLinx Holdings, Inc.                                          11,250
  1,876   Brookfield Homes Corp.                                           93,293
    600   Bucyrus International, Inc.                                      31,620
  1,900   Builders FirstSource, Inc.(a)                                    40,603
  1,140   Building Material Holding Corp.                                  77,759
  1,100   Carter's, Inc.(a)                                                64,735
  1,410   Cavco Industries, Inc.(a)                                        53,975
  2,175   Ceradyne, Inc.(a)                                                95,265
  3,000   Comstock Homebuilding Cos., Inc. Class A(a)                      42,330
    500   Dominion Homes, Inc.(a)(f)                                        5,320
  2,233   Dycom Industries, Inc.(a)                                        49,126
    900   EMCOR Group, Inc.(a)                                             60,777
  1,340   Eagle Materials, Inc.                                           163,962
  1,800   ElkCorp                                                          60,588
  4,175   Florida Rock Industries, Inc.                                   204,826
    600   Global Power Equipment Group, Inc.(a)                             2,712
  2,050   Granite Construction, Inc.                                       73,616
  3,500   Hovnanian Enterprises, Inc. Class A(a)                          173,740
    500   Infrasource Services, Inc.(a)                                     6,540
  1,600   Insituform Technologies, Inc. Class A(a)                         30,992
  2,200   Integrated Electrical Services, Inc.(a)(f)                          891
  1,800   Interline Brands Inc.(a)                                         40,950
    800   International Aluminum Corp.                                     32,200
    300   LS Starrett Co. Class A                                           4,662
    750   LSI Industries, Inc.                                             11,745
  4,400   Lafarge North America, Inc.                                     242,088
  1,180   Levitt Corp. Class A                                             26,833
  1,400   M/I Homes, Inc.                                                  56,868

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  2,616   MDC Holdings, Inc.                                         $    162,140
  2,800   Martin Marietta Materials, Inc.                                 214,816
  1,900   Mastec, Inc.(a)                                                  19,893
  1,700   Meritage Homes Corp.(a)                                         106,964
  1,200   NCI Building Systems, Inc.(a)                                    50,976
    319   NVR, Inc.(a)                                                    223,938
  2,300   Palm Harbor Homes, Inc.(a)(f)                                    43,240
    100   Patriot Transportation Holding, Inc.(a)                           6,488
    500   Performance Technologies, Inc.(a)                                 4,095
  1,400   Perini Corp.(a)                                                  33,810
  6,600   Quanta Services, Inc.(a)                                         86,922
  1,800   Ryland Group, Inc.                                              129,834
  4,800   SBA Communications Corp. Class A(a)                              85,920
  2,200   Simpson Manufacturing Co., Inc.                                  79,970
    100   Skyline Corp.                                                     3,640
  4,600   Standard-Pacific Corp.                                          169,280
  3,300   Technical Olympic USA, Inc.                                      69,597
  1,300   Texas Industries, Inc.                                           64,792
  7,100   Toll Brothers, Inc.(a)                                          245,944
  5,900   US Concrete, Inc.(a)                                             55,932
  3,000   USG Corp.(a)                                                    195,000
    500   United Mobile Homes, Inc.                                         7,900
  2,600   WCI Communities, Inc.(a)                                         69,810
  1,900   WESCO International, Inc.(a)                                     81,187
  2,100   Walter Industries, Inc.                                         104,412
  3,300   West Corp.(a)                                                   139,095
  5,300   Westell Technologies, Inc. Class A(a)                            23,850
    600   William Lyon Homes, Inc.(a)                                      60,540
                                                                     ------------
                                                                        4,522,653
                                                                     ------------
CONSUMER - DURABLES - 0.6%
  1,700   American Technology Corp.(a)                                      5,406
  1,665   Applica, Inc.(a)                                                  2,631
    700   Bassett Furniture Industries, Inc.                               12,950
  4,200   Champion Enterprises, Inc.(a)                                    57,204
  2,800   Compx International, Inc.                                        44,856
    400   Conn's, Inc.(a)                                                  14,748
    800   Design Within Reach, Inc.(a)                                      4,240
  1,700   Emerson Radio(a)                                                  5,202
  2,000   Ethan Allen Interiors, Inc.                                      73,060
    200   Flexsteel Industries                                              2,858
  3,100   Furniture Brands International, Inc.                             69,223
 25,100   Gemstar-TV Guide International, Inc.(a)                          65,511
  1,600   Genlyte Group, Inc.(a)                                           85,712
  3,020   Griffon Corp.(a)                                                 71,906
  1,100   Haverty Furniture Cos., Inc.                                     14,179
  2,400   Helen of Troy Ltd.(a)                                            38,664
  3,400   Interface, Inc. Class A(a)                                       27,948
  2,300   Kimball International, Inc. Class B                              24,449
    200   Koss Corp.                                                        5,228
  3,100   La-Z-Boy, Inc.(f)                                                42,036
    600   Lifetime Brands, Inc.                                            12,402
    500   Mac-Gray Corp.(a)                                                 5,825
  3,564   Mohawk Industries, Inc.(a)                                      309,997
    400   National Presto Industries, Inc.                                 17,740
  2,805   Restoration Hardware, Inc.(a)                                    16,886
  1,700   Rockford Corp.(a)                                                 5,695
    500   The Rowe Cos.(a)                                                  1,475
    600   Salton, Inc.(a)(f)                                                1,236
  2,100   Select Comfort Corp.(a)                                          57,435
  1,500   Stanley Furniture Co., Inc.                                      34,770
  1,600   Sturm Ruger & Co., Inc.                                          11,216
  5,700   Tempur-Pedic International, Inc.(a)                              65,550
  2,890   Toro Co.                                                        126,495
  4,300   United Rentals, Inc.(a)                                         100,577
    642   Virco Manufacturing Corp.(a)                                      3,531
    600   Water Pik Technologies, Inc.(a)                                  12,882
                                                                     ------------
                                                                        1,451,723
                                                                     ------------
CONTAINERS - 0.3%
  1,500   Anchor Glass Container Corp.(a)                                     300
 10,500   Crown Holdings, Inc.(a)                                         205,065
  9,900   Graphic Packaging Corp.(a)                                       22,572
  1,200   Greif, Inc.                                                      79,536

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  1,600   Mobile Mini, Inc.(a)                                       $     75,840
  9,500   Owens-Illinois, Inc.(a)                                         199,880
    500   Packaging Dynamics Corp.                                          5,585
  2,000   Silgan Holdings, Inc.                                            72,240
  5,600   Sonoco Products Co.                                             164,640
                                                                     ------------
                                                                          825,658
                                                                     ------------
DOMESTIC OIL - 3.1%
  6,900   Abraxas Petroleum Corp.(a)                                       36,432
    900   Alon USA Energy, Inc.(a)                                         17,685
  1,393   Atlas America, Inc.(a)                                           83,886
  2,000   Bill Barrett Corp.(a)                                            77,220
  1,900   Bois d'Arc Energy, Inc.(a)                                       30,134
  5,600   Cal Dive International, Inc.(a)                                 200,984
  1,000   Callon Petroleum Co.(a)                                          17,650
  2,500   Carrizo Oil & Gas, Inc.(a)                                       61,775
 19,300   Chesapeake Energy Corp.                                         612,389
    600   Clayton Williams Energy, Inc.(a)                                 25,044
  2,000   Comstock Resources, Inc.(a)                                      61,020
  4,910   Consol Energy, Inc.                                             320,034
  3,000   Crosstex Energy LP                                              102,240
  4,835   Delta Petroleum Corp.(a)                                        105,258
  7,200   Diamond Offshore Drilling                                       500,832
    400   Dorchester Minerals LP                                           10,188
  3,100   Dresser-Rand Group, Inc.(a)                                      74,958
  2,500   Edge Petroleum Corp.(a)                                          62,275
  1,265   Enbridge Energy Management LLC(a)                                57,368
  1,800   Encore Acquisition Co.(a)                                        57,672
  1,900   Energy Partners Ltd.(a)                                          41,401
  5,300   FX Energy, Inc.(a)                                               42,294
  4,000   Frontier Oil Corp.                                              150,120
  1,300   GMX Resources Inc.(a)                                            46,800
  9,430   Global Industries Ltd.(a)                                       107,031
  1,230   Gulf Island Fabrication, Inc.                                    29,901
  2,700   Gulfmark Offshore, Inc.(a)                                       79,974
  4,200   Harvest Natural Resources, Inc.(a)                               37,296
    400   Hercules Offshore, Inc.(a)                                       11,364
  1,700   Holly Corp.                                                     100,079
  1,400   Houston Exploration Co.(a)                                       73,920
  1,200   Inergy Holdings LP                                               43,224
  2,900   KCS Energy, Inc.(a)                                              70,238
  2,600   Magellan Midstream Partners                                      83,798
  4,200   Matrix Service Co.(a)(f)                                         41,328
  3,400   McMoRan Exploration Co.(a)(f)                                    67,218
  5,000   Meridian Resource Corp.(a)                                       21,000
  6,998   Newfield Exploration Co.(a)                                     350,390
  1,500   OYO Geospace Corp.(a)                                            42,690
    900   PYR Energy Corp.(a)                                               1,215
  3,600   Pacific Energy Partners LP                                      105,732
  9,410   Patterson-UTI Energy, Inc.                                      310,060
  7,016   PetroHawk Energy Corp.(a)                                        92,752
  2,600   Petroquest Energy, Inc.(a)                                       21,528
  6,575   Pioneer Natural Resources Co.                                   337,100
  5,084   Plains Exploration & Production Co.(a)                          201,987
  3,600   Pogo Producing Co.                                              179,316
  7,800   Pride International, Inc.(a)                                    239,850
  2,880   Quicksilver Resources, Inc.(a)                                  120,989
  1,800   Remington Oil & Gas Corp.(a)                                     65,700
  4,400   St. Mary Land & Exploration Co.                                 161,964
  1,579   Stone Energy Corp.(a)                                            71,892
    800   Sunoco Logistics Partners LP                                     30,960
  2,800   Superior Energy Services(a)                                      58,940
  6,200   Syntroleum Corp.(a)(f)                                           55,986
  3,400   TEPPCO Partners LP                                              118,456
  3,900   Teekay Shipping Corp.                                           155,610
  4,200   Tesoro Corp.                                                    258,510
  2,400   Todco Class A                                                    91,344
  7,100   Transmontaigne, Inc.(a)                                          46,860
 10,200   Ultra Petroleum Corp.(a)                                        569,160
  1,800   Universal Compression Holdings, Inc.(a)                          74,016
  1,900   Valero LP                                                        98,344
    500   Valley National Gases, Inc.                                       9,800
  4,100   Vintage Petroleum, Inc.                                         218,653
  2,600   W&T Offshore, Inc.                                               76,440
    200   Warren Resources, Inc.(a)                                         3,164
  1,100   Whiting Petroleum Corp.(a)                                       44,000
                                                                     ------------
                                                                        7,775,438
                                                                     ------------

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
DRUGS & MEDICINE - 9.7%
    400   ABX Air, Inc.(a)                                           $      3,132
  3,100   AMERIGROUP Corp.(a)                                              60,326
    900   ATS Medical, Inc.(a)                                              2,475
  3,000   AVANIR Pharmaceuticals Class A(a)                                10,320
  9,700   AVI BioPharma, Inc.(a)                                           33,465
  1,100   Abaxis, Inc.(a)                                                  18,128
  5,200   Abgenix, Inc.(a)                                                111,852
  1,100   Abiomed, Inc.(a)                                                 10,164
  2,000   Able Laboratories, Inc.(a)(f)                                       290
  1,600   Accelrys, Inc.(a)                                                12,848
  1,200   Adams Respiratory Therapeutics, Inc.(a)                          48,792
  4,300   Adolor Corp.(a)                                                  62,780
  3,035   Advanced Medical Optics, Inc.(a)                                126,863
  1,400   Advancis Pharmaceutical Corp.(a)                                  1,932
  2,700   Air Methods Corp.(a)                                             46,710
  1,900   Albany Molecular Research, Inc.(a)                               23,085
  3,200   Alexion Pharmaceuticals, Inc.(a)                                 64,800
  3,500   Align Technology, Inc.(a)                                        22,645
  5,000   Alkermes, Inc.(a)                                                95,600
  1,700   Alliance Imaging, Inc.(a)                                        10,115
  5,800   Allos Therapeutics(a)                                            12,470
  2,345   Allscripts Healthcare Solutions, Inc.(a)                         31,423
  2,600   Alpharma, Inc. Class A                                           74,126
  1,600   Amedisys, Inc.(a)                                                67,584
    400   America Service Group, Inc.(a)                                    6,344
  2,500   American Healthways, Inc.(a)                                    113,125
  4,000   American Medical Systems Holdings, Inc.(a)                       71,320
  4,450   American Pharmaceutical Partners, Inc.(a)                       172,616
  2,800   Amsurg Corp.(a)                                                  64,008
  6,300   Amylin Pharmaceuticals, Inc.(a)                                 251,496
  3,400   Anadys Pharmaceuticals, Inc.(a)                                  29,920
  4,200   Andrx Corp.(a)                                                   69,174
    513   Angiodynamics, Inc.(a)                                           13,097
    100   Animas Corp.(a)                                                   2,415
  2,900   Antigenics, Inc.(a)(f)                                           13,804
  5,585   Aphton Corp.(a)                                                   1,731
  4,300   Applera Corp. - Celera Genomics Group(a)                         47,128
  2,800   Apria Healthcare Group, Inc.(a)                                  67,508
  8,200   Aradigm Corp.(a)(f)                                               5,986
  4,340   Arena Pharmaceuticals, Inc.(a)                                   61,715
  3,500   Ariad Pharmaceuticals, Inc.(a)                                   20,475
  1,630   Arqule, Inc.(a)                                                   9,976
  1,400   Array Biopharma, Inc.(a)                                          9,814
  2,400   Arrow International, Inc.                                        69,576
  1,700   Arthrocare Corp.(a)                                              71,638
    900   Aspect Medical Systems, Inc.(a)                                  30,915
  3,100   Atherogenics Inc.(a)                                             62,031
  4,400   Avant Immunotherapeutics, Inc.(a)                                 8,272
  1,000   Avigen, Inc.(a)                                                   3,030
  3,000   Axonyx, Inc.(a)                                                   2,430
  5,063   Barr Pharmaceuticals, Inc.(a)                                   315,374
    200   Barrier Therapeutics, Inc.(a)                                     1,640
  2,300   Beckman Coulter, Inc.                                           130,870
  6,400   Beverly Enterprises, Inc.(a)                                     74,688
  3,400   BioCryst Pharmaceuticals, Inc.(a)                                56,950
  6,500   Bioenvision, Inc.(a)                                             42,445
  2,400   Biolase Technology, Inc.(f)                                      19,176
  7,400   BioMarin Pharmaceuticals, Inc.(a)                                79,772
 18,316   Biopure Corp.(a)                                                 14,286
  2,096   Bioscript, Inc.(a)                                               15,804
  1,360   Biosite, Inc.(a)                                                 76,554
    900   BioSphere Medical, Inc.(a)                                        7,290
  1,800   BioVeris Corp.(a)                                                 8,226
  2,400   Bradley Pharmaceuticals, Inc.(a)                                 22,800
    388   Britesmile, Inc.(a)                                                 287
  2,200   Brookdale Senior Living, Inc.                                    65,582
    800   CNS, Inc.                                                        17,528
  2,800   CV Therapeutics, Inc.(a)                                         69,244
 16,300   Calypte Biomedical Corp.(a)                                       2,608
  1,200   Cambrex Corp.                                                    22,524
  1,600   CancerVax Corp.(a)                                                2,208
    510   Cardiac Science Corp.(a)                                          4,616
  2,900   Cardiodynamics International Corp.(a)                             3,509
  1,476   Cardiotech International, Inc.(a)                                 3,321

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  9,200   Cell Therapeutics, Inc.(a)(f)                              $     20,056
  3,300   Centene Corp.(a)                                                 86,757
  2,600   Cephalon, Inc.(a)                                               168,324
  1,400   Cerus Corp.(a)                                                   14,210
  3,692   Charles River Laboratories International, Inc.(a)               156,430
    900   Cholestech Corp.(a)                                               8,928
  1,700   Ciphergen Biosystems, Inc.(a)                                     2,006
 11,200   Clarient, Inc.(a)(f)                                             14,336
     58   Clinical Data, Inc.                                               1,015
  2,500   Collagenex Pharmaceuticals, Inc.(a)                              30,175
  7,700   Columbia Laboratories, Inc.(a)                                   35,805
  5,000   Community Health Systems, Inc.(a)                               191,700
  2,700   Compex Technologies, Inc.(a)                                     17,658
  3,600   Conceptus, Inc.(a)                                               45,432
  2,050   Conmed Corp.(a)                                                  48,503
    500   Conor Medsystems, Inc.(a)                                         9,675
  1,843   Cooper Cos., Inc.                                                94,546
    142   CorAutus Genetics, Inc.(a)                                          538
    400   Corgentech, Inc.(a)                                               4,112
    600   Corvel Corp.(a)                                                  11,394
  3,600   Covance, Inc.(a)                                                174,780
  2,400   CryoLife, Inc.(a)                                                 8,016
  3,600   Cubist Pharmaceuticals, Inc.(a)                                  76,500
  1,935   Curative Health Services, Inc.(a)                                   445
  2,300   Curis, Inc.(a)                                                    8,188
  1,800   Cutera, Inc.(a)                                                  47,448
  1,400   Cyberonics, Inc.(a)                                              45,220
  6,500   Cypress Bioscience, Inc.(a)                                      37,830
    930   Cytogen Corp.(a)                                                  2,548
  1,700   Cytokinetics, Inc.(a)                                            11,118
  6,400   Cytyc Corp.(a)                                                  180,672
    500   DJ Orthopedics, Inc.(a)                                          13,790
  5,650   Dade Behring Holdings, Inc.                                     231,029
  1,400   Datascope Corp.                                                  46,270
  6,300   DaVita, Inc.(a)                                                 319,032
    900   Daxor Corp.(a)                                                   15,480
  3,430   Dendreon Corp.(a)                                                18,591
  4,950   Dentsply International, Inc.                                    265,766
  6,800   Depomed, Inc.(a)                                                 40,800
    500   DexCom, Inc.(a)                                                   7,460
  1,700   Diagnostic Products Corp.                                        82,535
  1,300   Dialysis Corp. of America(a)                                     13,013
    200   Diametrics Medical, Inc.(a)                                          12
  1,000   Digene Corp.(a)                                                  29,170
  3,000   Discovery Laboratories, Inc.(a)                                  20,040
  3,200   Dov Pharmaceutical, Inc.(a)                                      46,976
  3,000   Durect Corp.(a)                                                  15,210
    600   Dusa Pharmaceuticals, Inc.(a)                                     6,462
      4   Dynacq Healthcare, Inc.(a)                                           10
    600   E-Z-EM, Inc.(a)                                                  13,740
  1,300   EPIX Pharmaceuticals, Inc.(a)                                     5,252
  3,500   Edwards Lifesciences Corp.(a)                                   145,635
  2,300   Emisphere Technologies, Inc.(a)                                   9,982
    400   Encore Medical Corp.(a)                                           1,980
  7,800   Endo Pharmaceuticals Holdings, Inc.(a)                          236,028
    200   Endologix, Inc.(a)                                                1,380
  4,300   Entremed, Inc.(a)                                                 8,342
    673   Enzo Biochem, Inc.(a)                                             8,359
  2,600   Enzon Pharmaceuticals, Inc.(a)                                   19,240
    725   Escalon Medical Corp.(a)                                          3,299
  1,600   Exact Sciences Corp.(a)                                           3,536
    700   Exactech, Inc.(a)                                                 8,008
  2,900   ev3, Inc.(a)                                                     42,746
  3,050   First Horizon Pharmaceutical Corp.(a)                            52,613
 17,300   Fonar Corp.(a)                                                   11,764
  1,300   FoxHollow Technologies Inc.(a)(f)                                38,727
  2,900   Gen-Probe, Inc.(a)                                              141,491
  3,400   Genaera Corp.(a)                                                  5,100
  1,900   Gene Logic, Inc.(a)                                               6,365
  1,060   Genelabs Technologies, Inc.(a)                                    1,908
 63,740   Genentech, Inc.(a)(f)                                         5,895,950
  1,150   Genesis HealthCare Corp.(a)                                      41,998
  1,400   Genitope Corp.(a)                                                11,130
  9,700   Genta, Inc.(a)                                                   14,162
  3,600   Geron Corp.(a)                                                   30,996
  1,600   GlobeTel Communications Corp.(a)                                  5,904
    133   GlycoGenesys, Inc.(a)                                                57
  1,200   Greatbatch, Inc.(a)                                              31,212
  1,500   Haemonetics Corp.(a)                                             73,290

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  5,080   Health Net, Inc.(a)                                        $    261,874
  2,451   Healthcare Services Group                                        50,760
  2,200   HealthExtras, Inc.(a)                                            55,220
  1,900   HealthTronics, Inc.(a)                                           14,535
  1,300   Hemispherx Biopharma, Inc.(a)(f)                                  2,821
  4,200   Henry Schein, Inc.(a)                                           183,288
  3,000   Herbalife Ltd.(a)                                                97,560
  1,050   Hi-Tech Pharmacal Co., Inc.(a)                                   46,505
  3,545   Hillenbrand Industries, Inc.                                    175,158
  2,300   Hollis-Eden Pharmaceuticals(a)(f)                                11,132
  2,500   Hologic, Inc.(a)                                                 94,800
  2,600   Hooper Holmes, Inc.                                               6,630
  7,600   Human Genome Sciences, Inc.(a)                                   65,056
  2,900   Hydron Technologies, Inc.(a)                                        856
  1,100   I-Flow Corp.(a)                                                  16,082
  3,700   ICOS Corp.(a)                                                   102,231
  1,200   ICU Medical, Inc.(a)                                             47,052
  1,600   II-VI, Inc.(a)                                                   28,592
 14,143   IVAX Corp.(a)                                                   443,100
  2,500   Idexx Laboratories, Inc.(a)                                     179,950
  5,121   ImClone Systems, Inc.(a)                                        175,343
  2,625   Immucor, Inc.(a)                                                 61,320
  4,000   Immunicon Corp.(a)                                               13,720
  2,400   Immunogen, Inc.(a)                                               12,312
  3,200   Immunomedics, Inc.(a)(f)                                          9,344
  2,400   Inamed Corp.(a)                                                 210,432
  9,000   Incyte Corp.(a)                                                  48,060
  9,000   Indevus Pharmaceuticals, Inc.(a)                                 48,510
  4,200   Insmed, Inc.(a)(f)                                                8,274
  7,700   Inspire Pharmaceuticals, Inc.(a)                                 39,116
  1,900   Integra LifeSciences Holdings Corp.(a)                           67,374
  4,200   InterMune, Inc.(a)                                               70,560
     16   Intrabiotics Pharmaceuticals, Inc.(a)                                58
  2,700   IntraLase Corp.(a)                                               48,141
  1,500   Introgen Therapeutics, Inc.(a)(f)                                 7,905
  1,350   Intuitive Surgical, Inc.(a)                                     158,315
  1,800   Invacare Corp.                                                   56,682
    828   Inverness Medical Innovations, Inc.(a)                           19,632
  4,400   Isis Pharmaceuticals, Inc.(a)                                    23,056
  2,000   KV Pharmaceutical Co. Class A(a)                                 41,200
  1,200   Kendle International, Inc.(a)                                    30,888
  1,000   Kensey Nash Corp.(a)                                             22,030
  2,190   Kindred Healthcare, Inc.(a)                                      56,414
  3,615   Kinetic Concepts, Inc.(a)                                       143,732
  1,700   Kosan Biosciences, Inc.(a)                                        7,548
  1,900   Kyphon, Inc.(a)                                                  77,577
  1,150   LCA-Vision, Inc.                                                 54,637
    740   La Jolla Pharmaceutical Co.(a)                                    2,738
  1,100   Lakeland Industries, Inc.(a)                                     20,669
    400   Landauer, Inc.                                                   18,436
    300   Langer, Inc.(a)                                                   1,560
    200   Large Scale Biology Corp.(a)                                         20
    800   Lectec Corp.                                                        408
  2,700   Lexicon Genetics, Inc.(a)                                         9,855
  2,900   Lifecell Corp.(a)                                                55,303
    700   Lifecore Biomedical, Inc.(a)                                     11,361
  3,045   LifePoint Hospitals, Inc.(a)                                    114,188
  5,700   Lincare Holdings, Inc.(a)                                       238,887
  4,640   MGI Pharma, Inc.(a)                                              79,622
  1,100   Macrochem Corp.(a)                                                   22
  1,479   Magellan Health Services, Inc.(a)                                46,515
  3,400   Mannatech, Inc.                                                  46,954
    500   MannKind Corp.(a)                                                 5,630
  1,700   Martek Biosciences Corp.(a)                                      41,837
  3,300   Maxim Pharmaceuticals, Inc.(a)                                    3,630
    600   Med-Design Corp.(a)                                                 294
  6,300   Medarex, Inc.(a)                                                 87,255
  1,100   Medcath Corp.(a)                                                 20,405
    800   Medical Action Industries, Inc.(a)                               16,352
  2,870   Medicines Co.(a)                                                 50,082
  3,200   Medicis Pharmaceutical Corp. Class A                            102,560
  1,030   Medis Technologies Ltd.(a)(f)                                    15,151
    300   Medwave, Inc.(a)                                                    807
  2,800   Mentor Corp.                                                    129,024
  1,350   Meridian Bioscience, Inc.                                        27,189
  1,568   Merit Medical Systems, Inc.(a)                                   19,036
    300   Metropolitan Health Networks, Inc.(a)                               720
  2,900   Micro Therapeutics Inc.(a)                                       20,097

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  2,600   Microtek Medical Holdings, Inc.(a)                         $      9,048
 17,438   Millennium Pharmaceuticals, Inc.(a)                             169,149
  1,600   Mine Safety Appliances Co.                                       57,936
  1,000   Molecular Devices Corp.(a)                                       28,930
  1,100   Molina Healthcare, Inc.(a)                                       29,304
  6,760   Monogram Biosciences, Inc.(a)                                    12,641
  3,300   Myogen, Inc.(a)                                                  99,528
  1,800   Myriad Genetics, Inc.(a)                                         37,440
  3,900   NBTY, Inc.(a)                                                    63,375
  3,740   NPS Pharmaceuticals, Inc.(a)                                     44,282
 10,400   Nabi Biopharmaceuticals(a)                                       35,152
    150   National Dentex Corp.(a)                                          3,381
    400   National Healthcare Corp.                                        14,952
    400   Natrol, Inc.(a)                                                     638
    900   Natures Sunshine Prods, Inc.                                     16,272
  3,000   Natus Medical, Inc.(a)                                           48,420
  4,900   Nektar Therapeutics(a)                                           80,654
  2,086   Neopharm, Inc.(a)                                                22,508
  1,900   Neose Technologies, Inc.(a)                                       3,667
  2,145   Neurocrine Biosciences, Inc.(a)                                 134,556
  1,200   Neurogen Corp.(a)                                                 7,908
    400   New River Pharmaceuticals, Inc.(a)                               20,752
  1,600   Northfield Laboratories, Inc.(a)                                 21,440
  8,400   Novavax, Inc.(a)(f)                                              32,340
  3,400   Noven Pharmaceuticals, Inc.(a)                                   51,442
  1,400   Nutraceutical International Corp.(a)                             18,970
  2,800   NuVasive, Inc.(a)                                                50,680
  2,421   Nuvelo, Inc.(a)                                                  19,634
  3,167   OSI Pharmaceuticals, Inc.(a)                                     88,803
  4,100   Oakley, Inc.                                                     60,229
  3,050   Odyssey HealthCare, Inc.(a)                                      56,852
  4,500   Omnicare, Inc.                                                  257,490
  2,000   Onyx Pharmaceuticals, Inc.(a)                                    57,520
  5,275   OraSure Technologies, Inc.(a)                                    46,526
  4,100   Orthologic Corp.(a)                                              20,090
  5,920   Orthovita, Inc.(a)                                               22,970
  4,400   Oscient Pharmaceuticals Corp.(a)                                  9,988
  3,300   Osteotech, Inc.(a)                                               16,401
  2,300   Owens & Minor, Inc.                                              63,319
  5,600   PSS World Medical, Inc.(a)                                       83,104
  6,500   Pain Therapeutics, Inc.(a)                                       43,940
  1,700   Par Pharmaceutical Cos., Inc.(a)                                 53,278
  2,700   Parexel International Corp.(a)                                   54,702
  1,180   Pediatric Services of America, Inc.(a)                           16,673
  1,500   Pediatrix Medical Group, Inc.(a)                                132,855
  1,300   Penwest Pharmaceuticals Co.(a)                                   25,376
  8,500   Peregrine Pharmaceuticals, Inc.(a)                                7,650
  5,000   Perrigo Co.                                                      74,550
  3,700   PetMed Express, Inc.(a)                                          52,429
  3,400   Pharmaceutical Product Development, Inc.                        210,630
    700   Pharmacopeia Drug Discovery, Inc.(a)                              2,492
  2,290   Pharmacyclics, Inc.(a)                                            8,130
  1,800   Pharmion Corp.(a)                                                31,986
  1,140   Pharmos Corp.(a)                                                  2,291
  1,423   PolyMedica Corp.                                                 47,628
  2,300   Pozen, Inc.(a)                                                   22,057
    620   Praecis Pharmaceuticals, Inc.(a)                                  2,486
  2,500   Prestige Brands Holdings, Inc.(a)                                31,250
    500   Progenics Pharmaceuticals, Inc.(a)                               12,505
  5,500   Protein Design Labs, Inc.(a)                                    156,310
    800   Proxymed, Inc.(a)                                                 3,248
    125   Psychemedics Corp.                                                1,725
  1,666   Psychiatric Solutions, Inc.(a)                                   97,861
  2,700   QMed, Inc.(a)                                                    26,055
  1,900   Quidel Corp.(a)                                                  20,444
  2,000   Radiation Therapy Services, Inc.(a)                              70,620
  1,100   Radiologix, Inc.(a)                                               3,355
  1,600   Regeneration Technologies, Inc.(a)                               11,440
  2,800   Regeneron Pharmaceuticals, Inc.(a)                               44,660
  1,900   RehabCare Group, Inc.(a)                                         38,380
  4,450   Renal Care Group, Inc.(a)                                       210,530
  2,500   Renovis, Inc.(a)                                                 38,250
  1,200   Res-Care, Inc.(a)                                                20,844
  4,300   Resmed, Inc.(a)                                                 164,733
  3,900   Respironics, Inc.(a)                                            144,573
  1,300   Retractable Technologies, Inc.(a)                                 4,667
  7,000   Rita Medical Systems, Inc.(a)                                    27,370

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  3,603   Salix Pharmaceuticals Ltd.(a)                              $     63,341
  1,300   Sangamo Biosciences, Inc.(a)                                      5,239
  6,000   Santarus, Inc.(a)                                                32,880
  3,500   Savient Pharmaceuticals, Inc.(a)                                 13,090
  5,700   Sciclone Pharmaceuticals, Inc.(a)                                13,224
  2,200   Seattle Genetics, Inc.(a)                                        10,384
  6,055   Sepracor, Inc.(a)                                               312,438
  2,385   Serologicals Corp.(a)                                            47,080
  2,000   Sierra Health Services, Inc.(a)                                 159,920
  2,015   Sirna Therapeutics, Inc.(a)(f)                                    6,105
  3,500   Sonic Innovations, Inc.(a)                                       14,805
    800   SonoSite, Inc.(a)                                                28,008
  1,900   Sparta Surgical Corp.(a)                                              -
  1,400   Specialty Laboratories, Inc.(a)                                  18,270
     16   Spectrum Pharmaceuticals, Inc.(a)                                    68
  2,400   Staar Surgical Co.(a)                                            18,960
 15,400   Star Scientific, Inc.(a)(f)                                      36,190
  3,400   Steris Corp.                                                     85,068
  2,600   Sunrise Senior Living, Inc.(a)(f)                                87,646
  2,930   SuperGen, Inc.(a)                                                14,797
  1,600   SurModics, Inc.(a)                                               59,184
  2,300   Sybron Dental Specialties, Inc.(a)                               91,563
    100   Symbion, Inc.(a)                                                  2,300
    900   Symmetry Medical, Inc.(a)                                        17,451
  2,100   Synovis Life Technologies, Inc.(a)                               21,063
  8,500   SyntheMed, Inc.(a)                                                3,400
  3,800   Tanox, Inc.(a)                                                   62,206
  8,500   Targeted Genetics Corp.(a)                                        4,080
  2,500   Techne Corp.(a)                                                 140,375
  4,130   Telik, Inc.(a)                                                   70,169
  1,900   Theragenics Corp.(a)                                              5,738
  1,900   Theravance, Inc.(a)                                              42,788
  2,400   Third Wave Technologies, Inc.(a)                                  7,152
  3,200   Thoratec Corp.(a)                                                66,208
    100   Threshold Pharmaceuticals, Inc.(a)                                1,445
  2,800   Titan Pharmaceuticals, Inc.(a)                                    4,004
    900   Transgenomic, Inc.(a)                                               945
  3,146   Triad Hospitals, Inc.(a)                                        123,418
  1,600   Trimeris, Inc.(a)                                                18,384
  1,600   TriPath Imaging, Inc.(a)                                          9,664
    700   Tripos, Inc.(a)                                                   2,065
    700   US Physical Therapy, Inc.(a)                                     12,929
  1,100   USANA Health Sciences, Inc.(a)                                   42,196
  2,100   United Surgical Partners International, Inc.(a)                  67,515
  1,500   United Therapeutics Corp.(a)                                    103,680
  1,100   Universal Display Corp.(a)                                       11,561
  3,300   Universal Health Services, Inc. Class B                         154,242
  1,700   Urologix, Inc.(a)                                                 6,562
  1,100   Utah Medical Products, Inc.                                      35,244
  4,740   VCA Antech, Inc.(a)                                             133,668
  5,200   Valeant Pharmaceuticals International                            94,016
    193   Valentis, Inc.(a)                                                   369
  5,720   Varian Medical Systems, Inc.(a)                                 287,945
  2,300   Vasomedical, Inc.(a)                                                575
  2,000   Ventana Medical Systems(a)                                       84,700
  4,462   Vertex Pharmaceuticals, Inc.(a)                                 123,464
    500   ViaCell, Inc.(a)                                                  2,810
  1,800   Viasys Healthcare, Inc.(a)                                       46,260
  1,000   Vical, Inc.(a)                                                    4,200
  3,300   Vion Pharmaceuticals, Inc.(a)                                     5,148
  1,390   Viragen, Inc.(a)(f)                                                 626
  3,700   Viropharma, Inc.(a)                                              68,635
  1,205   VistaCare, Inc. Class A(a)                                       15,063
    700   Vital Signs, Inc.                                                29,974
  7,600   Vivus, Inc.(a)                                                   22,496
  1,600   West Pharmaceutical Services, Inc.                               40,048
  1,400   Wright Medical Group, Inc.(a)                                    28,560
 13,500   XOMA Ltd.(a)(f)                                                  21,600
  2,700   Zila, Inc.(a)                                                    10,395
    555   Zoll Medical Corp.(a)                                            13,980
  2,000   Zymogenetics, Inc.(a)                                            34,020
                                                                     ------------
                                                                       24,526,825
                                                                     ------------
ELECTRONICS - 5.2%
  7,300   8x8, Inc.(a)(f)                                                  13,505
     56   ACE*COMM Corp.(a)                                                   173
  1,700   ADE Corp.(a)                                                     40,902

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  3,600   AMIS Holdings, Inc.(a)                                     $     38,340
  3,100   APAC Customer Services, Inc.(a)                                   5,673
  1,800   ATMI, Inc.(a)                                                    50,346
  9,100   AVX Corp.                                                       131,768
  1,200   AXT, Inc.(a)                                                      2,568
  2,900   Actel Corp.(a)                                                   36,917
  2,500   Acuity Brands, Inc.                                              79,500
  4,800   Acxiom Corp.                                                    110,400
    300   Advanced Analogic Technologies, Inc.(a)                           4,155
  2,200   Advanced Energy Industries, Inc.(a)                              26,026
    500   Advanced Power Technology, Inc.(a)                                6,815
 11,263   Agere Systems, Inc.(a)                                          145,293
  2,200   Agilysys, Inc.                                                   40,084
     20   Airnet Communications Corp.(a)                                       20
  1,400   Alliance Fiber Optic Products, Inc.(a)                            1,582
  5,000   Alliance Semiconductor Corp.(a)                                  13,000
  2,262   Alliant Techsystems, Inc.(a)                                    172,297
  8,400   Altair Nanotechnologies, Inc.(a)(f)                              16,548
  1,200   American Physicians Capital, Inc.(a)                             54,948
  1,000   American Science & Engineering, Inc.(a)                          62,370
    100   American Technical Ceramics Corp.(a)                                902
 10,510   Amkor Technology, Inc.(a)                                        58,856
    600   Ampex Corp.(a)                                                   12,234
  5,005   Amphenol Corp. Class A                                          221,521
    100   Amtech Systems, Inc.(a)                                             750
  6,700   Anadigics, Inc.(a)                                               40,200
  1,200   Anaren, Inc.(a)                                                  18,756
  2,200   Anixter International, Inc.                                      86,064
  5,100   Arris Group, Inc.(a)                                             48,297
  6,500   Arrow Electronics, Inc.(a)                                      208,195
  4,300   Asyst Technologies Inc.(a)                                       24,596
  1,600   Atheros Communications Inc.(a)                                   20,800
 26,800   Atmel Corp.(a)                                                   82,812
  2,200   Audiovox Corp. Class A(a)                                        30,492
 31,700   Avanex Corp.(a)(f)                                               43,429
  2,656   Avid Technology, Inc.(a)                                        145,443
  6,864   Avnet, Inc.(a)                                                  164,324
    900   Aware, Inc.(a)                                                    3,996
  6,400   Axcelis Technologies, Inc.(a)                                    30,528
  1,500   Axsys Technologies, Inc.(a)                                      26,925
    200   Badger Meter, Inc.                                                7,848
  2,800   Belden CDT, Inc.                                                 68,404
  1,635   Bell Microproducts, Inc.(a)                                      12,508
  2,500   Benchmark Electronics, Inc.(a)                                   84,075
  2,880   Broadwing Corp.(a)                                               17,424
  5,682   Brooks Automation, Inc.(a)                                       71,195
  5,300   Bruker BioSciences Corp.(a)                                      25,758
  1,500   C&D Technologies, Inc.                                           11,430
  2,800   C-COR, Inc.(a)                                                   13,608
    764   CCC Information Services Group(a)                                20,032
 19,400   CMGI, Inc.(a)                                                    29,488
  2,200   CTS Corp.                                                        24,332
  1,400   Cabot Microelectronics Corp.(a)                                  41,062
 15,600   Cadence Design Systems, Inc.(a)                                 263,952
  2,600   CalAmp Corp.(a)                                                  27,274
  4,000   California Micro Devices CP(a)                                   26,040
  1,685   Caliper Life Sciences, Inc.(a)                                    9,908
  1,100   Candela Corp.(a)                                                 15,884
  6,800   Captaris, Inc.(a)                                                25,092
    500   Celeritek, Inc.                                                      73
  2,400   Cepheid, Inc.(a)                                                 21,072
  1,101   Ceva, Inc.(a)                                                     6,892
    700   Champion Industries, Inc.                                         3,080
  2,200   Checkpoint Systems, Inc.(a)                                      54,230
  4,700   Cirrus Logic, Inc.(a)                                            31,396
  2,400   Coherent, Inc.(a)                                                71,232
  1,300   Cohu, Inc.                                                       29,731
  2,500   CommScope, Inc.(a)                                               50,325
  1,800   Comtech Telecommunications Corp.(a)                              54,972
 27,048   Conexant Systems, Inc.(a)                                        61,128
  2,200   Cox Radio, Inc. Class A(a)                                       30,976
  5,100   Credence Systems Corp.(a)                                        35,496
  4,200   Cree, Inc.(a)(f)                                                106,008
  2,105   Cymer, Inc.(a)                                                   74,749

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  3,000   Cypress Semiconductor Corp.(a)                             $     42,750
  1,590   DDi Corp.(a)                                                      1,511
  2,600   DSP Group, Inc.(a)                                               65,156
    300   DTS, Inc.(a)                                                      4,440
  1,100   Daktronics, Inc.                                                 32,527
    100   Dataram Corp.                                                       526
  2,400   Diodes, Inc.(a)                                                  74,520
  1,600   Dionex Corp.(a)                                                  78,528
  6,000   Dolby Laboratories, Inc. Class A(a)                             102,300
    600   Ducommun, Inc.(a)                                                12,816
  1,400   Dynamics Research Corp.(a)                                       21,630
  2,800   EFJ, Inc.(a)                                                     28,420
    700   EMS Technologies, Inc.(a)                                        12,390
  4,000   ESS Technology, Inc.(a)                                          13,720
 13,400   Eagle Broadband, Inc.(a)                                          1,206
  2,500   Electro Scientific Industries, Inc.(a)                           60,375
  1,700   Electroglas, Inc.(a)                                              4,930
  3,700   Electronics for Imaging(a)                                       98,457
    200   eMagin Corp.(a)                                                     114
  1,900   Emcore Corp.(a)                                                  14,098
  2,000   Empire Resources, Inc.                                           21,780
  4,800   Emulex Corp.(a)                                                  94,992
  1,000   EndWare Corp.(a)(f)                                              11,780
  4,500   Energizer Holdings, Inc.(a)                                     224,055
  1,900   Energy Conversion Devices, Inc.(a)                               77,425
    600   EnerSys(a)                                                        7,824
     25   Entrada Networks, Inc.(a)                                             -
  3,900   Exar Corp.(a)                                                    48,828
    300   Excel Technology, Inc.(a)                                         7,134
  4,300   Exide Technologies(a)                                            15,910
  2,000   FEI Co.(a)                                                       38,340
  1,800   FSI International, Inc.(a)                                        8,280
  5,600   Fairchild Semiconductor International, Inc.(a)                   94,696
  1,600   Faro Technologies, Inc.(a)                                       32,000
  4,300   Flir Systems, Inc.(a)                                            96,019
  1,300   Formfactor, Inc.(a)                                              31,759
  2,900   FuelCell Energy, Inc.(a)(f)                                      24,563
  2,400   GTC Biotherapeutics, Inc.(a)                                      3,936
  2,300   General Cable Corp.(a)                                           45,310
  3,100   Genesis Microchip, Inc.(a)                                       56,079
  3,300   Getty Images, Inc.(a)                                           294,591
    500   Glenayre Technologies, Inc.(a)                                    1,625
    200   Glowpoint, Inc.(a)                                                  134
  2,900   Harman International Industries, Inc.                           283,765
  4,300   Harmonic, Inc.(a)                                                20,855
  6,990   Harris Corp.                                                    300,640
  1,520   Harvard Bioscience, Inc.(a)                                       6,764
  3,100   Hearst-Argyle Television, Inc.                                   73,935
  1,775   Herley Industries, Inc.(a)                                       29,305
    447   Hifn, Inc.(a)                                                     2,505
    700   Hungarian Telephone & Cable(a)                                   10,885
  1,495   Hutchinson Technology, Inc.(a)                                   42,533
  1,900   IRIS International, Inc.(a)                                      41,534
  1,900   IXYS Corp.(a)                                                    22,211
  2,400   Illumina, Inc.(a)                                                33,840
  3,935   Innovex, Inc.(a)                                                 13,576
  2,100   Integrated Silicon Solutions, Inc.(a)                            13,524
  5,900   Interactive Data Corp.                                          133,989
    100   Interlink Electronics, Inc.(a)                                      359
  2,403   Intermagnetics General Corp.(a)                                  76,656
  2,300   International Rectifier Corp.(a)                                 73,370
  5,915   Intersil Corp. Class A                                          147,165
  1,700   Itron, Inc.(a)                                                   68,068
  2,600   Ixia(a)                                                          38,428
    800   Keithley Instruments, Inc.                                       11,184
  4,900   Kemet Corp.(a)                                                   34,643
  2,300   Komag, Inc.(a)                                                   79,718
  4,200   Kopin Corp.(a)                                                   22,470
  4,700   Kulicke & Soffa Industries, Inc.(a)                              41,548
    100   LCC International, Inc. Class A(a)                                  326
  5,600   Lam Research Corp.(a)                                           199,808
  1,650   Laserscope(a)                                                    37,059
  6,270   Lattice Semiconductor Corp.(a)                                   27,086
    200   Leadis Technology, Inc.(a)                                        1,030
    700   LeCroy Corp.(a)                                                  10,703
    100   Lightpath Technologies, Inc. Class A(a)                             172
  1,270   Littelfuse, Inc.(a)                                              34,608
  1,200   Lowrance Electronics, Inc.                                       31,452
    100   M-Wave, Inc.(a)                                                      57

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MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  9,600   MEMC Electronic Materials, Inc.(a)                         $    212,832
  3,153   MKS Instruments, Inc.(a)                                         56,407
  6,287   MRV Communications, Inc.(a)                                      12,888
  2,000   MTS Systems Corp.                                                69,280
 18,200   Marvell Technology Group Ltd.(a)                              1,020,838
  1,800   Mattson Technology, Inc.(a)                                      18,108
    900   Maxwell Technologies, Inc.(a)                                    12,753
  1,400   Mercury Computer Systems, Inc.(a)                                28,882
    500   Mestek, Inc.(a)                                                   6,550
  2,100   Methode Electronics, Inc.                                        20,937
  3,600   Microsemi Corp.(a)                                               99,576
  1,700   Mobility Electronics, Inc.(a)                                    16,422
  2,155   Monolithic System Technology, Inc.(a)                            11,853
    600   Multi-Fineline Electronix, Inc.(a)                               28,902
    800   NU Horizons Electronics Corp.(a)                                  8,080
  1,825   Nanogen, Inc.(a)                                                  4,782
  2,000   Nanometrics, Inc.(a)                                             22,020
  3,000   Nanophase Technologies Corp.(a)                                  16,950
    320   Neomagic Corp.(a)                                                 2,739
  1,000   Neoware Systems, Inc.(a)                                         23,300
  2,700   Netgear, Inc.(a)                                                 51,975
  2,400   Newport Corp.(a)                                                 32,496
    250   Novoste Corp.(a)                                                    558
  8,535   Nuance Communications, Inc.(a)                                   65,122
 14,950   ON Semiconductor Corp.(a)                                        82,674
    700   OSI Systems, Inc.(a)                                             12,873
  4,500   Omnivision Technologies, Inc.(a)                                 89,820
  1,100   Oplink Communications, Inc.(a)                                   15,950
    400   Optical Communication Products, Inc.(a)                             924
    200   PDF Solutions, Inc.(a)                                            3,250
  1,500   PLX Technology, Inc.(a)                                          12,900
  1,800   Palomar Medical Technologies, Inc.(a)                            63,072
  1,150   Park Electrochemical Corp.                                       29,877
    800   ParkerVision, Inc.(a)                                             7,280
  4,300   Paxson Communications Corp.(a)                                    3,870
  2,700   Pemstar, Inc.(a)                                                  3,996
  1,500   Pericom Semiconductor Corp.(a)                                   11,955
  1,600   Photon Dynamics, Inc.(a)                                         29,248
  2,700   Pixelworks, Inc.(a)                                              13,716
    900   Planar Systems, Inc.(a)                                           7,533
  2,600   Plantronics, Inc.                                                73,580
  2,300   Plexus Corp.(a)                                                  52,302
  2,700   Portalplayer, Inc.(a)                                            76,464
    600   Powell Industries, Inc.(a)                                       10,776
  1,800   Power Integrations, Inc.(a)                                      42,858
  4,900   Power-One, Inc.(a)                                               29,498
  4,400   Powerwave Technologies, Inc.(a)                                  55,308
    300   Preformed Line Products Co.                                      12,837
  6,100   Quantum Corp.(a)                                                 18,605
    200   QuickLogic Corp.(a)                                                 790
 10,835   RF Micro Devices, Inc.(a)                                        58,617
    900   RadiSys Corp.(a)                                                 15,606
  6,000   Rambus, Inc.(a)                                                  97,140
    900   Raven Industries, Inc.                                           25,965
    700   Rex Stores Corp.(a)                                              10,528
    800   Richardson Electronics Ltd.                                       5,800
    900   Rofin-Sinar Technologies, Inc.(a)                                39,123
  1,000   Rudolph Technologies, Inc.(a)                                    12,880
  5,900   SAFLINK Corp.(a)                                                  4,779
  2,300   SBS Technologies, Inc.(a)                                        23,161
    800   SCM Microsystems, Inc.(a)                                         2,736
  1,200   Sagemark Cos. Ltd.(a)                                             1,740
 27,200   Seagate Technology                                              543,728
  1,100   Semitool, Inc.(a)                                                11,968
  4,200   Semtech Corp.(a)                                                 76,692
  2,000   Sigmatel, Inc.(a)                                                26,200
  1,200   Sigmatron International, Inc.(a)                                 13,272
  4,400   Silicon Image, Inc.(a)                                           39,820
  3,000   Silicon Laboratories, Inc.(a)                                   109,980
  5,900   Silicon Storage Technology, Inc.(a)                              29,795
  2,800   SimpleTech, Inc.(a)                                              10,556
  3,300   Sirenza Microdevices, Inc.(a)                                    15,213
  1,700   Sirf Technology Holdings, Inc.(a)                                50,660
  9,100   Skyworks Solutions, Inc.(a)                                      46,319
  2,500   Somera Communications, Inc.(a)                                    1,950
  1,200   SpectraLink Corp.                                                14,244
  3,100   Spectrum Brands, Inc.(a)                                         62,961
  3,100   Staktek Holdings, Inc.(a)                                        23,064

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  1,400   Standard Microsystems Corp.(a)                             $     40,166
  5,600   Stratex Networks, Inc.(a)                                        20,048
    200   Suntron Corp.(a)                                                    244
  4,320   Superconductor Technologies(a)                                    1,901
  1,700   Superior Essex, Inc.(a)                                          34,272
    100   Supertex, Inc.(a)                                                 4,425
  4,376   Symmetricom, Inc.(a)                                             37,065
  2,300   Synaptics, Inc.(a)                                               56,856
  1,900   TTM Technologies, Inc.(a)                                        17,860
  4,730   Taser International, Inc.(a)(f)                                  32,968
  1,900   Technitrol, Inc.                                                 32,490
 10,100   Tegal Corp.(a)                                                    5,757
  3,700   Tekelec(a)                                                       51,430
     75   Terabeam, Inc.(a)                                                   202
  4,400   Terayon Corp.(a)                                                 10,164
  1,800   Tessera Technologies, Inc.(a)                                    46,530
  5,500   Therma-Wave, Inc.(a)                                              7,865
  4,365   Thomas & Betts Corp.(a)                                         183,155
  1,300   Three-Five Systems, Inc.(a)                                         150
    800   Tollgrade Communications, Inc.(a)                                 8,744
 11,200   Transmeta Corp.(a)(f)                                            12,656
  3,600   TranSwitch Corp.(a)                                               6,588
  3,000   Tripath Technology, Inc.(a)(f)                                      990
  7,745   TriQuint Semiconductor, Inc.(a)                                  34,465
    200   Tvia, Inc.(a)                                                       422
  1,500   Tweeter Home Entertainment Group, Inc.(a)                         8,580
    800   Ultralife Batteries, Inc.(a)                                      9,600
  2,400   Ultratech, Inc.(a)                                               39,408
  1,400   United Industrial Corp.                                          57,918
    600   Unitil Corp.                                                     15,060
  4,000   Valence Technology, Inc.(a)(f)                                    6,000
    900   Varian Semiconductor Equipment Associates, Inc.(a)               39,537
  2,050   Varian, Inc.(a)                                                  81,570
  1,400   Viasat, Inc.(a)                                                  37,422
  2,200   Vicor Corp.                                                      34,782
  1,300   Virage Logic Corp.(a)                                            12,844
  9,961   Vishay Intertechnology, Inc.(a)                                 137,063
 12,800   Vitesse Semiconductor Corp.(a)                                   24,576
    200   Volterra Semiconductor Corp.(a)                                   3,000
     66   Vyyo, Inc.(a)                                                       319
  3,600   WJ Communications, Inc.(a)                                        5,832
      4   Wave Wireless Corp.(a)                                                1
  8,500   Western Digital Corp.(a)                                        158,185
  4,117   Zebra Technologies Corp. Class A(a)                             176,413
  7,424   Zhone Technologies, Inc.(a)                                      14,922
  3,361   Zoran Corp.(a)                                                   54,482
                                                                     ------------
                                                                       13,167,899
                                                                     ------------
ENERGY & RAW MATERIALS - 3.4%
  1,000   APCO Argentina, Inc.                                             49,010
  3,000   Alliance Resource Partners LP                                   111,600
  3,200   Alpha Natural Resources, Inc.(a)                                 61,472
  2,600   Arch Coal, Inc.                                                 206,700
  1,900   Atlas Pipeline Partners LP                                       77,140
  1,400   Atwood Oceanics, Inc.(a)                                        109,242
    600   Barnwell Industries, Inc.                                        15,060
  1,000   Berry Petroleum Co. Class A                                      57,200
  3,500   Boardwalk Pipeline Partners LP(a)                                62,930
  4,300   Brigham Exploration Co.(a)                                       50,998
  1,500   Buckeye Partners LP                                              63,330
  1,350   CARBO Ceramics, Inc.                                             76,302
  3,720   Cabot Oil & Gas Corp. Class A                                   167,772
  5,600   Canyon Resources Corp.(a)                                         4,088
  4,616   Cimarex Energy Co.                                              198,534
  1,700   Compass Minerals International, Inc.                             41,718
  5,000   Cooper Cameron Corp.(a)                                         207,000
  1,500   Crosstex Energy, Inc.                                            94,590
  2,000   Dawson Geophysical Co.(a)                                        61,640
  6,400   Denbury Resources, Inc.(a)                                      145,792
  1,000   Dril-Quip, Inc.(a)                                               47,200
  6,720   ENSCO International, Inc.                                       298,032
    600   Earle M. Jorgensen Holding Company, Inc.(a)                       5,538
  3,900   Enterprise GP Holdings LP                                       147,108
 21,905   Enterprise Products Partners LP                                 525,939
  6,400   The Exploration Co. of Delaware, Inc.(a)                         41,088

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  3,500   FMC Technologies, Inc.(a)                                  $    150,220
  2,100   Forest Oil Corp.(a)                                              95,697
  2,200   Foundation Coal Holdings, Inc.                                   83,600
  2,400   Goodrich Petroleum Corp.(a)                                      60,360
  6,200   Grant Prideco, Inc.(a)                                          273,544
 10,600   Grey Wolf, Inc.(a)                                               81,938
  2,849   Hanover Compressor Co.(a)                                        40,199
  3,100   Headwaters, Inc.(a)                                             109,864
  2,900   Helmerich & Payne, Inc.                                         179,539
    200   Holly Energy Partners LP                                          7,378
  1,800   Hydril Co.(a)                                                   112,680
  1,900   Inergy LP                                                        49,267
  4,700   International Coal Group, Inc.(a)                                44,650
  1,800   James River Coal Co.(a)                                          68,760
  6,900   Joy Global, Inc.                                                276,000
      9   Kestrel Energy, Inc.(a)                                             855
  1,500   Kirby Corp.(a)                                                   78,255
  1,100   Lufkin Industries, Inc.                                          54,857
    600   MAXXAM, Inc.(a)                                                  21,030
  4,800   Massey Energy Co.                                               181,776
  5,100   McDermott International, Inc.(a)                                227,511
  3,000   NL Industries, Inc.                                              42,270
  1,900   Natural Gas Services Group(a)                                    32,224
    600   Natural Resource Partners LP                                     30,150
  5,000   Newpark Resources(a)                                             38,150
  7,780   Noble Energy, Inc.                                              313,534
  1,800   Offshore Logistics, Inc.(a)                                      52,560
  1,700   Oil States International, Inc.(a)                                53,856
  4,000   Parallel Petroleum Corp.(a)                                      68,040
  9,900   Parker Drilling Co.(a)                                          107,217
  6,090   Peabody Energy Corp.                                            501,938
    800   Penn Virginia Corp.                                              45,920
    200   Penn Virginia Resource Partners LP                               11,114
  1,780   Petroleum Development Corp.(a)                                   59,345
  4,400   Pioneer Drilling Co.(a)                                          78,892
  3,300   Plains All American Pipeline LP                                 130,581
  5,700   Prolong International Corp.(a)                                       63
  3,112   Quantum Fuel Systems Technologies Worldwide, Inc.(a)(f)           8,341
    100   RGC Resources, Inc.                                               2,526
  8,000   Range Resources Corp.                                           210,720
  1,477   SEACOR Holdings, Inc.(a)                                        100,584
  9,600   Smith International, Inc.                                       356,256
      7   Solexa, Inc.(a)                                                      75
  9,100   Southwestern Energy Co.(a)                                      327,054
  1,900   Swift Energy Co.(a)                                              85,633
  1,900   TC PipeLines LP                                                  61,750
  2,455   Tidewater, Inc.                                                 109,149
  4,200   USEC, Inc.                                                       50,190
  2,000   Union Drilling, Inc.(a)                                          29,060
  2,900   Unit Corp.(a)                                                   159,587
  2,500   W-H Energy Services, Inc.(a)                                     82,700
  4,000   Western Gas Resources, Inc.                                     188,360
    500   Westmoreland Coal Co.(a)                                         11,450
  2,000   Williams Partners LP                                             62,300
  2,600   World Fuel Services Corp.                                        87,672
  1,300   Xanser Corp.(a)                                                   3,822
                                                                     ------------
                                                                        8,628,086
                                                                     ------------
ENERGY & UTILITIES - 2.8%
  4,400   AGL Resources, Inc.                                             153,164
  1,100   ATG, Inc.(a)                                                          -
  3,500   Active Power, Inc.(a)                                            13,475
  1,500   Allete, Inc.                                                     66,000
  6,400   Alliant Energy Corp.                                            179,456
    950   American States Water Co.                                        29,260
  4,917   Aqua America, Inc.                                              134,234
  7,810   Aquila, Inc.(a)                                                  28,116
    150   Artesian Resources Corp. Class A                                  4,440
  4,800   Atmos Energy Corp.                                              125,568
    200   Atrion Corp.                                                     13,886
  2,900   Avista Corp.                                                     51,359
    200   BIW Ltd.                                                          3,590
  7,730   Beacon Power Corp.(a)(f)                                         14,378
  1,800   Black Hills Corp.                                                62,298
    900   CH Energy Group, Inc.                                            41,310
    900   California Water Service Group                                   34,407
    800   Cascade Natural Gas Corp.                                        15,608
  2,766   Catalytica Energy Systems, Inc.(a)                                2,904

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
    700   Central Vermont Public Service Corp.                       $     12,607
  1,300   Chesapeake Utilities Corp.                                       40,040
  2,900   Cleco Corp.                                                      60,465
    400   Connecticut Water Service, Inc.                                   9,804
  8,335   DPL, Inc.                                                       216,793
    100   Delta Natural Gas Co., Inc.                                       2,520
  4,300   Duquesne Light Holdings, Inc.                                    70,176
  3,900   El Paso Electric Co.(a)                                          82,056
  2,700   The Empire District Electric Co.                                 54,891
  4,800   Energen Corp.                                                   174,336
  8,400   Energy East Corp.                                               191,520
    200   Energy West, Inc.                                                 1,940
    450   EnergySouth, Inc.                                                12,051
  7,480   Equitable Resources, Inc.                                       274,441
    199   Florida Public Utilities Co.                                      2,716
  9,300   Gasco Energy, Inc.(a)                                            60,729
  4,900   Great Plains Energy, Inc.                                       137,004
  1,000   Green Mountain Power Corp.                                       28,770
  4,720   Hawaiian Electric Industries, Inc.                              122,248
  2,300   IDACORP, Inc.                                                    67,390
  3,800   KFX, Inc.(a)                                                     65,018
  1,200   The Laclede Group, Inc.                                          35,052
  5,750   MDU Resources Group, Inc.                                       188,255
    400   MGE Energy, Inc.                                                 13,564
    666   Middlesex Water Co.                                              11,548
  3,830   NRG Energy, Inc.(a)                                             180,470
  6,100   NSTAR                                                           175,070
  4,650   National Fuel Gas Co.                                           145,034
  2,140   New Jersey Resources Corp.                                       89,645
  5,100   Northeast Utilities                                             100,419
  1,600   Northwest Natural Gas Co.                                        54,638
  2,000   NorthWestern Corp.                                               62,140
  5,000   OGE Energy Corp.                                                133,950
  5,790   Oneok, Inc.                                                     154,188
    300   Ormat Technologies, Inc.                                          7,842
  1,200   Otter Tail Corp.                                                 34,776
  3,400   PNM Resources, Inc.                                              83,266
    177   Pennichuck Corp.                                                  3,618
 10,573   Pepco Holdings, Inc.                                            236,518
  4,800   Piedmont Natural Gas Co.                                        115,968
  5,900   Puget Energy, Inc.                                              120,478
  4,800   Questar Corp.                                                   363,360
 15,100   Reliant Energy, Inc.(a)                                         155,832
  6,400   SCANA Corp.                                                     252,032
  5,800   SEMCO Energy, Inc.(a)                                            32,596
    300   SJW Corp.                                                        13,650
  6,600   Sierra Pacific Resources(a)                                      86,064
  1,600   South Jersey Industries, Inc.                                    46,624
  7,054   Southern Union Co.(a)                                           166,686
  2,000   Southwest Gas Corp.                                              52,800
  1,572   Southwest Water Co.                                              22,493
    600   Streicher Mobile Fueling, Inc.(a)                                 1,596
  4,900   Sunpower Corp. Class A(a)                                       166,551
  6,560   UGI Corp.                                                       135,136
  1,100   UIL Holdings Corp.                                               50,589
  2,000   Unisource Energy Corp.                                           62,400
  4,200   Vectren Corp.                                                   114,072
  2,840   Veritas DGC, Inc.(a)                                            100,792
  2,700   WGL Holdings, Inc.                                               81,162
  1,400   WPS Resources Corp.                                              77,434
  5,225   Westar Energy, Inc.                                             112,338
  7,280   Wisconsin Energy Corp.                                          284,357
                                                                     ------------
                                                                        6,985,971
                                                                     ------------
FINANCE - 0.1%
  1,800   First Advantage Corp. Class A(a)                                 48,078
    300   Frontline Capital Group(a)                                            -
  4,900   IntercontinentalExchange, Inc.(a)                               178,115
                                                                     ------------
                                                                          226,193
                                                                     ------------
FOOD & AGRICULTURE - 2.8%
    400   Alico, Inc.                                                      18,076
  1,100   American Italian Pasta Co. Class A                                7,480
    300   The Andersons, Inc.                                              12,924
    500   Bridgford Foods Corp.(a)                                          3,365
  6,600   Bunge Ltd.                                                      373,626
    200   CF Industries Holdings, Inc.                                      3,050
    200   Cagle's, Inc. Class A(a)                                          1,530
  1,802   Chiquita Brands International, Inc.                              36,058

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
    400   Coca-Cola Bottling Co. Consolidated                        $     17,200
    300   Consolidated-Tomoka Land Co.                                     21,270
  4,400   Corn Products International, Inc.                               105,116
  1,200   Cuisine Solutions, Inc.(a)                                       10,800
    500   Dairy Mart Convenience Stores(a)                                      -
    700   Darling International, Inc.(a)                                    2,779
  8,161   Dean Foods Co.(a)                                               307,343
 12,800   Del Monte Foods Co.                                             133,504
  2,280   Delta & Pine Land Co.                                            52,463
  5,700   Dreyer's Grand Ice Cream Holdings, Inc.                         472,416
  2,700   Eden Bioscience Corp.(a)                                          1,512
    400   Embrex, Inc.(a)                                                   5,544
    300   Farmer Bros. Co.                                                  5,802
    100   Fisher Communications, Inc.(a)                                    4,143
  4,012   Flowers Foods, Inc.                                             110,571
    900   Fresh Brands, Inc.(a)                                             6,179
  4,500   Fresh Del Monte Produce, Inc.                                   102,465
    600   Gehl Co.(a)                                                      15,750
    200   Glacier Water Services, Inc.(a)                                   4,200
  1,700   Gold Kist, Inc.(a)                                               25,415
    600   Golden Enterprises, Inc.                                          1,740
    400   Green Mountain Coffee Roasters, Inc.(a)                          16,240
  1,000   Griffin Land & Nurseries, Inc.(a)                                24,890
  2,239   Hain Celestial Group, Inc.(a)                                    47,387
  4,100   Hines Horticulture, Inc.(a)                                      14,760
  7,990   Hormel Foods Corp.                                              261,113
     12   Imperial Sugar Co. New Shares                                       163
  1,800   Ingles Markets, Inc. Class A                                     28,170
  2,165   Ionatron, Inc.(a)(f)                                             21,888
    500   J&J Snack Foods Corp.                                            29,705
  3,319   The J.M. Smucker Co.                                            146,036
    600   John B. Sanfilippo & Son, Inc.(a)                                 7,758
102,880   Kraft Foods, Inc.                                             2,895,043
  1,700   Lance, Inc.                                                      31,671
  1,700   Lifeway Foods, Inc.(a)                                           21,148
  1,600   MGP Ingredients, Inc.                                            18,880
    700   Marsh Supermarkets, Inc. Class B                                  6,069
    400   Maui Land & Pineapple Co., Inc.(a)                               13,572
    700   Monterey Gourmet Foods, Inc.(a)                                   2,821
  1,520   Nash Finch Co.                                                   38,730
    875   Neogen Corp.(a)                                                  18,384
  3,700   NitroMed, Inc.(a)(f)                                             51,615
  1,200   The Pantry, Inc.(a)                                              56,388
  1,000   Peet's Coffee & Tea, Inc.(a)                                     30,350
  8,227   PepsiAmericas, Inc.                                             191,360
  2,700   Performance Food Group Co.(a)                                    76,599
  4,200   Pilgrim's Pride Corp.                                           139,272
  1,900   Premium Standard Farms, Inc.                                     28,424
  1,200   Provena Foods, Inc.(a)                                            1,212
  1,732   Ralcorp Holdings, Inc.(a)                                        69,124
  1,424   Rocky Mountain Chocolate Factory, Inc.                           23,177
  1,150   Sanderson Farms, Inc.                                            35,110
  3,800   The Scotts Miracle-Gro Co.                                      171,912
    100   Seaboard Corp.                                                  151,100
    200   Seneca Foods Corp.(a)                                             3,850
  1,700   Smart & Final, Inc.(a)                                           21,896
  7,100   Smithfield Foods, Inc.(a)                                       217,260
    800   Spartan Stores, Inc.(a)                                           8,336
    400   Tasty Baking Co.                                                  3,000
    400   Tejon Ranch Co.(a)                                               15,968
  4,600   Terra Industries, Inc.(a)                                        25,760
  3,088   Tootsie Roll Industries, Inc.                                    89,336
  1,912   TreeHouse Foods, Inc.(a)                                         35,793
  3,200   United Natural Foods, Inc.(a)                                    84,480
  3,200   Wild Oats Markets, Inc.(a)                                       38,656
    800   Willamette Valley Vineyards(a)                                    4,008
    500   Zanett, Inc.(a)                                                   1,635
    800   Zapata Corp.(a)                                                   4,616
                                                                     ------------
                                                                        7,086,986
                                                                     ------------
GOLD - 0.2%
  5,900   Glamis Gold Ltd.(a)                                             162,132
 13,100   Hanover Gold Co., Inc.(a)                                           393
  5,580   Meridian Gold, Inc.(a)                                          122,035
  3,300   NGAS Resources, Inc.(a)                                          34,815

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  2,535   Royal Gold, Inc.                                           $     88,041
  9,000   US Gold Corp.(a)                                                 30,960
                                                                     ------------
                                                                          438,376
                                                                     ------------
INSURANCE - 4.3%
  5,200   21st Century Insurance Group                                     84,136
    300   Affirmative Insurance Holdings, Inc.                              4,377
  4,000   Alfa Corp.                                                       64,400
    532   Alleghany Corp.(a)                                              151,088
  2,800   AmerUs Group Co.                                                158,676
  4,200   American Equity Investment Life Holding Co.                      54,810
  4,200   American Financial Group, Inc.                                  160,902
  1,700   American National Insurance Co.                                 198,883
  5,500   Amerisafe, Inc.(a)                                               55,440
  1,405   Arch Capital Group Ltd.(a)                                       76,924
  1,700   Argonaut Group, Inc.(a)                                          55,709
  5,000   Arthur J. Gallagher & Co.                                       154,400
  3,200   Aspen Insurance Holdings Limited                                 75,744
  7,905   Assurant, Inc.                                                  343,788
  2,700   Assured Guaranty Ltd.                                            68,553
    700   Atlantic American Corp.(a)                                        1,890
  7,100   Axis Capital Holdings Ltd.                                      222,088
    950   Baldwin & Lyons, Inc. Class B                                    23,085
  1,780   Bristol West Holdings, Inc.                                      33,873
  7,000   Brown & Brown, Inc.                                             213,780
 16,129   CNA Financial Corp.(a)                                          527,902
    800   CNA Surety Corp.(a)                                              11,656
  1,100   Clark, Inc.                                                      14,575
  2,100   Commerce Group, Inc.                                            120,288
  8,500   Conseco, Inc.(a)                                                196,945
  3,000   Crawford & Co. Class B                                           17,280
  1,900   Delphi Financial Group Class A                                   87,419
  2,688   Donegal Group, Inc. Class B                                      57,120
    500   EMC Insurance Group, Inc.                                         9,970
  2,600   Endurance Specialty Holdings Limited                             93,210
  3,600   Erie Indemnity Co. Class A                                      191,520
  2,800   Everest Re Group Ltd.                                           280,980
    800   FBL Financial Group, Inc. Class A                                26,248
    400   FMS Financial Corp.                                               7,023
    600   FPIC Insurance Group, Inc.(a)                                    20,820
  9,342   Fidelity National Financial, Inc.                               343,692
  8,434   Fidelity National Title Group, Inc. Class A                     205,368
  4,635   First American Corp.                                            209,966
    400   First United Corp.                                                8,492
  4,500   Fremont General Corp.                                           104,535
  2,910   Great American Financial Resources, Inc.                         57,734
  5,850   HCC Insurance Holdings, Inc.                                    173,628
  3,500   The Hanover Insurance Group, Inc.                               146,195
  1,800   Harleysville Group, Inc.                                         47,700
  1,900   Hilb Rogal & Hobbs Co.                                           73,169
  2,400   Horace Mann Educators Corp.                                      45,504
  2,000   IPC Holdings, Ltd.                                               54,760
    720   Independence Holding Co.                                         14,076
  1,200   Infinity Property & Casualty Corp.                               44,652
    400   Kansas City Life Insurance Co.                                   20,156
  1,200   LandAmerica Financial Group, Inc.                                74,880
  1,200   Liberty Corp.                                                    56,172
    600   Markel Corp.(a)                                                 190,230
  1,600   Max Re Capital Ltd.                                              41,552
    400   Meadowbrook Insurance Group, Inc.(a)                              2,336
    100   Merchants Group, Inc.                                             3,015
  3,000   Mercury General Corp.                                           174,660
  3,300   Montpelier Re Holdings Ltd.                                      62,370
    600   NYMAGIC, Inc.                                                    14,874
  3,300   National Atlantic Holdings Corp.(a)                              36,135
  1,000   National Medical Health Card Systems, Inc.(a)                    27,200
  8,200   Nationwide Financial Services, Inc. Class A                     360,800
    700   Navigators Group, Inc.(a)                                        30,527
  3,900   Odyssey Re Holdings Corp.                                        97,812
  4,600   Ohio Casualty Corp.                                             130,272
 10,650   Old Republic International Corp.                                279,669
  2,895   PMA Capital Corp. Class A(a)                                     26,431

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  4,700   The PMI Group, Inc.                                        $    193,029
  2,600   Partner Re Ltd.                                                 170,742
    250   Penn Treaty American Corp.(a)                                     2,510
  1,700   Philadelphia Consolidated Holding Co.(a)                        164,373
  5,500   The Phoenix Cos., Inc.                                           75,020
    700   Pico Holdings, Inc.(a)                                           22,582
  1,600   Platinum Underwriters Holdings Ltd.                              49,712
  1,700   Presidential Life Corp.                                          32,368
  2,300   ProAssurance Corp.(a)                                           111,872
  4,000   Protective Life Corp.                                           175,080
  1,000   RLI Corp.                                                        49,870
    200   RTW, Inc.(a)                                                      1,900
  5,244   Radian Group, Inc.                                              307,246
  3,300   Reinsurance Group of America, Inc.                              157,608
  5,500   Renaissance Re Holdings Ltd.                                    242,605
  3,600   Republic Cos. Group, Inc.                                        55,728
    400   SCPIE Holdings, Inc.(a)                                           8,320
  1,300   Safety Insurance Group, Inc.                                     52,481
    700   Scottish Annuity & Life Holdings, Ltd.                           17,185
  2,200   Selective Insurance Group                                       116,820
  3,200   Stancorp Financial Group, Inc.                                  159,840
  1,625   State Auto Financial Corp.                                       59,248
  1,662   Sterling Financial Corp.                                         32,908
    900   Stewart Information Services Corp.                               43,803
  3,100   Tower Group, Inc.                                                68,138
  4,131   Transatlantic Holdings, Inc.                                    277,603
    900   Triad Guaranty, Inc.(a)                                          39,591
  3,700   UICI                                                            131,387
  1,200   USI Holdings Corp.(a)                                            16,524
    300   Unico American Corp.(a)                                           2,805
  1,400   United Fire & Casualty Co.                                       56,602
  3,900   Unitrin, Inc.                                                   175,695
  3,500   Universal American Financial Corp.(a)                            52,780
  2,100   Vesta Insurance Group, Inc.(a)                                    2,100
  7,627   W.R. Berkley Corp.                                              363,198
  1,500   WellCare Health Plans, Inc.(a)                                   61,275
  2,336   WellPoint, Inc.(a)                                              186,385
  1,650   Zenith National Insurance Corp.                                  76,098
                                                                     ------------
                                                                       10,837,095
                                                                     ------------
INTERNATIONAL OIL - 0.3%
  1,700   ATP Oil & Gas Corp.(a)                                           62,917
 15,889   GlobalSantaFe Corp.                                             765,055
  6,200   Sulphco, Inc.(a)                                                 70,060
                                                                     ------------
                                                                          898,032
                                                                     ------------
LIQUOR - 0.0%
    600   Boston Beer Co., Inc. Class A(a)                                 15,000
  1,475   Central European Distribution Corp.(a)                           59,207
  2,300   National Beverage Corp.(a)                                       22,471
    100   Pyramid Breweries, Inc.(a)                                          255
                                                                     ------------
                                                                           96,933
                                                                     ------------
MATERIAL SERVICES - 0.0%
      3   Polymer Group, Inc. Class B(a)                                       69

MEDIA - 2.7%
  1,500   ACCO Brands Corp.(a)                                             36,750
  1,000   Acme Communications, Inc.(a)                                      3,550
    650   America's Car Mart, Inc.(a)                                      10,738
  1,400   Banta Corp.                                                      69,720
    400   Beasley Broadcasting Group, Inc. Class A                          5,404
  6,680   Belo Corp. Class A                                              143,019
  8,100   Blockbuster, Inc. Class A                                        30,375
  8,600   CNET Networks, Inc.(a)                                          126,334
     50   CTN Media Group, Inc.(a)                                              -
 18,100   Cablevision Systems Corp. Class A(a)                            424,807
    600   Cadmus Communications Corp.                                      12,078
  1,600   Carmike Cinemas, Inc.                                            40,576
 45,400   Charter Communications, Inc. Class A(a)(f)                       55,388

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  6,500   Citadel Broadcasting Corp.                                 $     87,360
    500   Consolidated Graphics, Inc.(a)                                   23,670
     29   Cross Media Marketing Corp.(a)                                        -
  6,500   Crown Media Holdings, Inc. Class A(a)                            59,605
  3,365   Cumulus Media, Inc. Class A(a)                                   41,760
 87,245   The DIRECTV Group, Inc.(a)                                    1,231,899
    100   Daily Journal Corp.(a)                                            4,200
  9,200   Dex Media, Inc.                                                 249,228
  5,100   DreamWorks Animation SKG, Inc. Class A(a)                       125,256
 13,665   EchoStar Communications Corp. Class A(a)                        371,278
  4,000   Emmis Communications Corp. Class A(a)                            79,640
  2,700   Entercom Communications Corp.(a)                                 80,109
  3,900   Entravision Communications Corp. Class A(a)                      27,768
  7,580   Gartner, Inc. Class A(a)                                         97,782
  2,220   Gaylord Entertainment Co.(a)                                     96,770
  1,200   Gray Television, Inc.                                            11,784
  4,980   Hollinger International, Inc. Class A                            44,621
     80   iBEAM Broadcasting Corp.(a)                                           -
     20   Intraware, Inc.(a)                                                  136
  3,700   John Wiley & Sons, Inc. Class A                                 144,448
  4,900   Journal Communications, Inc. Class A                             68,355
  1,300   Journal Register Co.                                             19,435
  2,600   Lee Enterprises, Inc.                                            95,966
 24,896   Liberty Global, Inc.(a)                                         560,160
  4,496   Liberty Global, Inc. Series C(a)                                 95,315
    400   Lifeline Systems, Inc.(a)                                        14,624
  3,000   Lin TV Corp. Class A(a)                                          33,420
      1   Lynch Interactive Corp.(a)                                        2,174
  3,600   Martha Stewart Living Omnimedia, Inc. Class A(a)(f)              62,748
  2,900   McClatchy Co. Class A                                           171,390
  1,300   Media General, Inc. Class A                                      65,910
  8,800   Mediacom Communications Corp. Class A(a)                         48,312
  1,600   Navarre Corp.(a)(f)                                               8,848
  1,400   Network Equipment Technologies, Inc.(a)                           6,160
  2,500   Nexstar Broadcasting Group, Inc. Class A(a)                      12,525
 10,600   Palatin Technologies, Inc.(a)                                    34,556
  5,900   PanAmSat Holding Corp.                                          144,550
  1,700   Penton Media, Inc.(a)                                               901
  1,500   Playboy Enterprises, Inc. Class B(a)                             20,835
 15,534   Primedia, Inc.(a)                                                25,010
  5,000   Radio One, Inc. Class A(a)                                       51,350
  3,300   Raindance Communications, Inc.(a)                                 6,732
  5,600   The Reader's Digest Association, Inc. Class A                    85,232
  9,100   Regal Entertainment Group Series A(f)                           173,082
  1,900   Regent Communications, Inc.(a)                                    8,816
  1,500   Rewards Network, Inc.(a)                                          9,600
    425   Saga Communications, Inc. Class A(a)                              4,620
  1,000   Salem Communications Corp. Class A(a)                            17,490
  2,210   Scholastic Corp.(a)                                              63,007
  5,200   Sinclair Broadcast Group, Inc. Class A                           47,840
  3,230   Source Interlink Cos., Inc.(a)                                   35,918
  8,800   Spanish Broadcasting System Class A(a)                           44,968
  1,550   The Sportsman's Guide, Inc.(a)                                   36,968
    800   Thomas Nelson, Inc.                                              19,720
  7,065   TiVo, Inc.(a)(f)                                                 36,173
    500   United Capital Corp.(a)                                          12,335
  9,900   Univercell Holdings, Inc.(a)                                        111
  2,900   Valassis Communications, Inc.(a)                                 84,303
  2,200   ValueVision Media, Inc. Class A(a)                               27,720
  2,100   WPT Enterprises, Inc.(a)(f)                                      12,474
    525   Washington Post Class B                                         401,625
  6,200   Westwood One, Inc.                                              101,060
  4,500   WorldSpace, Inc. Class A(a)                                      65,295

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
 12,175   XM Satellite Radio Holdings, Inc. Class A(a)               $    332,134
  2,400   Young Broadcasting, Inc. Class A(a)                               6,240
                                                                     ------------
                                                                        6,912,060
                                                                     ------------
MISCELLANEOUS - 0.0%
  2,300   Coinstar, Inc.(a)                                                52,509
  1,400   Gerber Scientific, Inc.(a)                                       13,398
                                                                     ------------
                                                                           65,907
                                                                     ------------
MISCELLANEOUS FINANCE - 8.9%
  1,000   1st Source Corp.                                                 25,150
    740   ACE Cash Express, Inc.(a)                                        17,279
  4,950   AG Edwards, Inc.                                                231,957
    300   ASB Financial Corp.                                               6,450
  2,900   Aames Investment Corp.                                           18,734
  2,000   Accredited Home Lenders Holding Co.(a)                           99,160
  3,900   Advance America, Cash Advance Centers, Inc.                      48,360
  1,700   Advanta Corp.                                                    51,221
  1,800   Affiliated Managers Group(a)                                    144,450
    400   Agree Realty Corp.                                               11,560
  5,400   Alliance Capital Management Holding LP                          305,046
  1,500   Amcore Financial, Inc.                                           45,615
    900   Ameralia, Inc.(a)                                                   324
  8,300   American Financial Realty Trust                                  99,600
  2,344   American Home Mortgage Investment Corp.                          76,344
  8,750   AmeriCredit Corp.(a)                                            224,263
 26,480   Ameritrade Holding Corp.(a)                                     635,520
    100   Ampal American Israel Class A(a)                                    394
  1,600   Anchor Bancorp Wisconsin, Inc.                                   48,544
  1,200   Ashford Hospitality Trust, Inc.                                  12,588
  1,100   Asset Acceptance Capital Corp.(a)                                24,706
  1,500   Asta Funding, Inc.                                               41,010
  6,750   Astoria Financial Corp.                                         198,450
     74   Atlantic Coast Federal Corp.                                      1,040
    300   Atlantic Realty Trust Inc.                                        6,600
  2,800   Atlantis Plastics, Inc.                                          20,300
    300   BNP Residential Properties, Inc.                                  4,800
  3,101   BOK Financial Corp.                                             140,878
  1,700   BP Prudhoe Bay Royalty Trust                                    113,220
    900   Bank of the Ozarks, Inc.                                         33,210
  2,835   BankUnited Financial Corp. Class A                               75,326
    600   Banner Corp.                                                     18,720
  2,300   Bay View Capital Corp.(a)                                        40,940
     79   Berkshire Hathaway, Inc. Class A(a)                           7,000,980
    476   Berkshire Hathaway, Inc. Class B(a)                           1,397,298
    300   Berkshire Hills Bancorp, Inc.                                    10,050
  4,100   BlackRock, Inc.                                                 444,768
  3,037   CVB Financial Corp.                                              61,681
  2,400   Calamos Asset Management, Inc. Class A                           75,480
    500   Camco Financial Corp.                                             7,125
    540   Capital Corp. of the West                                        17,523
  1,500   Capital Lease Funding, Inc.                                      15,795
    583   Capital One Financial Corp.                                      50,357
  7,000   CapitalSource, Inc.(a)                                          156,800
    412   Cascade Financial Corp.                                           7,387
  1,700   Cash America International, Inc.                                 39,423
  2,922   Cathay General Bancorp                                          105,017
  2,700   Cbot Holdings, Inc. Class A(a)                                  253,152
  1,876   Central Pacific Financial Corp.                                  67,386
  2,800   Cenveo, Inc.(a)                                                  36,848
  1,700   Ceres Group, Inc.(a)                                              8,789
    500   Charter Financial Corp.                                          17,855
  3,400   CharterMac                                                       72,012
  1,960   Chicago Mercantile Exchange Holdings, Inc.                      720,280
    500   Citizens First Bancorp, Inc.                                     11,790
  1,190   Citizens, Inc.(a)(f)                                              6,485
    692   Coastal Financial Corp.                                           8,823
    700   Cohen & Steers, Inc.                                             13,041
    100   Collegiate Funding Services LLC(a)                                1,975

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  3,722   Commercial Capital Bancorp, Inc.                           $     63,721
  2,000   CompuCredit Corp.(a)                                             76,960
  2,200   Corrections Corp. of America(a)                                  98,934
  5,680   Covanta Holding Corp.(a)                                         85,541
  1,056   Cross Timbers Royalty Trust                                      51,638
  3,100   Deerfield Triarc Capital Corp.                                   42,470
  3,700   Dime Community Bancshares, Inc.                                  54,057
  1,800   Downey Financial Corp.                                          123,102
  4,900   ECC Capital Corp.                                                11,074
    629   ESB Financial Corp.                                               7,057
    300   Eastern Virginia Bankshares, Inc.                                 6,150
  7,600   Eaton Vance Corp.                                               207,936
  1,300   Encore Capital Group, Inc.(a)                                    22,555
  2,500   ePlus, Inc.(a)                                                   34,580
  3,400   eSpeed, Inc. Class A(a)                                          26,214
  1,700   Extra Space Storage, Inc.                                        26,180
  2,200   Ezcorp, Inc.(a)                                                  33,616
    900   The FINOVA Group, Inc.(a)                                            54
  1,450   Fidelity Bankshares, Inc.                                        47,415
  1,000   Financial Federal Corp.                                          44,450
  2,400   First Albany Cos., Inc.                                          16,680
  1,000   First Community Bancorp, Inc.                                    54,370
    400   First Defiance Financial Corp.                                   10,836
    800   First Financial Corp.                                            21,600
  1,400   First Financial Holdings, Inc.                                   43,008
    600   First Indiana Corp.                                              20,628
  3,300   The First Marblehead Corp.(f)                                   108,438
    615   First Place Financial Corp.                                      14,791
    900   FirstFed Financial Corp.(a)                                      49,068
  3,600   Flagstar Bancorp, Inc.                                           51,840
    750   Flushing Financial Corp.                                         11,678
    500   Foothill Independent Bancorp                                     12,560
  1,300   Franklin Street Properties Corp.                                 27,235
  9,710   Friedman Billings Ramsey Group, Inc. Class A                     96,129
  1,100   GAMCO Investors, Inc. Class A                                    47,883
    900   GFI Group, Inc.(a)                                               42,687
  1,355   Giant Industries, Inc.(a)                                        70,406
  1,371   Glacier Bancorp, Inc.                                            41,199
    710   Greater Delaware Valley Savings Bank                             17,750
  1,100   Greenhill & Co., Inc.                                            61,776
    900   HMN Financial, Inc.                                              26,550
    300   Heartland Payment Systems, Inc.(a)                                6,498
    420   Heritage Financial Corp.                                         10,256
  3,400   Hugoton Royalty Trust                                           128,894
  1,000   IBERIABANK Corp.                                                 51,010
    200   ITC Holdings Corp.                                                5,618
    900   ITLA Capital Corp.(a)                                            43,965
  4,868   Independence Community Bank Corp.                               193,406
    242   Independence Federal Savings Bank(a)                              2,904
  1,304   Independent Bank Corp.                                           35,508
  4,400   IndyMac Bancorp, Inc.                                           171,688
    800   InnSuites Hospitality Trust                                         984
  3,656   International Bancshares Corp.                                  107,340
  2,100   International Securities Exchange, Inc.(a)                       57,792
    300   Interpool, Inc.                                                   5,664
  3,000   Investment Technology Group, Inc.(a)                            106,320
  3,900   Investors Financial Services Corp.                              143,637
  1,500   iPayment, Inc.(a)                                                62,280
  1,800   Jackson Hewitt Tax Service, Inc.                                 49,878
  3,300   Jefferies Group, Inc. New Shares                                148,434
  6,000   John D Oil & Gas Co.                                              3,600
  4,400   KKR Financial Corp.                                             105,556
  1,790   KNBT Bancorp, Inc.                                               29,159
  6,900   Knight Capital Group, Inc. Class A(a)                            68,241
 10,600   La Quinta Corp.(a)                                              118,084
  5,600   LaBranche & Co., Inc.(a)                                         56,616
  2,781   Ladenburg Thalmann Financial Services, Inc.(a)                    1,279
  5,212   Legg Mason, Inc.                                                623,824
  5,902   Leucadia National Corp.                                         280,109
  1,000   Lincoln Bancorp                                                  16,450
  1,000   Lipid Sciences, Inc.(a)                                           2,420
  1,980   MAF Bancorp, Inc.                                                81,932
  1,450   MB Financial, Inc.                                               51,330

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
    200   Malan Realty Investors, Inc.                               $          -
    300   Maxus Realty Trust, Inc.                                          4,178
  1,200   McGrath RentCorp                                                 33,360
  4,000   Medallion Financial Corp.                                        45,040
  2,200   Medical Properties Trust, Inc.                                   21,516
    500   MicroFinancial, Inc.                                              1,970
    105   Mid Penn Bancorp, Inc.                                            2,683
    300   The Midland Company                                              10,812
  5,000   MoneyGram International, Inc.                                   130,400
    400   Monmouth Capital Corp.                                            2,276
  2,200   Monmouth Real Estate Investment Corp. Class A                    17,644
  4,900   MortgageIT Holdings, Inc.                                        66,934
    300   MutualFirst Financial, Inc.                                       6,579
    400   NASB Financial, Inc.                                             15,604
  3,600   The Nasdaq Stock Market, Inc.(a)                                126,648
  1,090   Nastech Pharmaceutical Co., Inc.(a)                              16,045
  1,900   National Financial Partners Corp.                                99,845
    120   National Security Group, Inc.                                     1,948
    200   National Western Life Insurance Co. Class A                      41,382
  3,000   Nelnet, Inc. Class A(a)                                         122,040
 15,464   New York Community Bancorp, Inc.                                255,465
    400   North American Scientific, Inc.(a)                                  860
  1,800   Northwest Bancorp, Inc.                                          38,268
  5,500   Nuveen Investments, Inc. Class A                                234,410
  1,400   Oak Hill Financial, Inc.                                         46,508
  3,300   Ocwen Financial Corp.(a)                                         28,710
    200   One Liberty Properties, Inc.                                      3,682
  2,900   optionsXpress Holdings, Inc.                                     71,195
    600   PAB Bankshares, Inc.                                             10,950
  2,125   PMC Commercial Trust                                             26,138
    321   PVF Capital Corp.                                                 3,403
  1,900   PW Eagle, Inc.                                                   38,950
  2,710   Pacific Capital Bancorp                                          96,422
  2,308   Partners Trust Financial Group, Inc.                             27,811
  1,045   Piper Jaffray Cos.(a)                                            42,218
  1,600   Portfolio Recovery Associates, Inc.(a)                           74,304
    400   Provident Financial Holdings, Inc.                               10,520
  2,689   Provident Financial Services, Inc.                               49,773
  2,900   R-G Financial Corp. Class B                                      38,280
  3,700   Raymond James Financial, Inc.                                   139,379
    450   Renasant Corp.                                                   14,234
  1,000   Resource America, Inc. Class A                                   17,050
    100   Riverview Bancorp, Inc.                                           2,331
    300   Roberts Realty Investors, Inc.(a)                                 2,370
  6,760   SEI Investments Co.                                             250,120
  1,210   SWS Group, Inc.                                                  25,337
    900   Sanders Morris Harris Group, Inc.                                14,751
  1,903   Santander BanCorp                                                47,803
    300   Security Bank Corp.                                               6,987
  3,300   Siebert Financial Corp.(a)                                        7,854
    700   Sound Federal Bancorp, Inc.                                      13,370
  3,600   Specialty Underwriters' Alliance, Inc.(a)                        22,176
  3,000   Sports Resorts International, Inc.(a)                             2,250
  3,088   Sterling Financial Corp.                                         77,138
  1,132   Student Loan Corp.                                              236,848
    300   Supertel Hospitality, Inc.                                        1,410
    100   TF Financial Corp.                                                2,845
    679   Tarragon Corp.(a)                                                14,001
  1,000   TierOne Corp.                                                    29,410
  1,500   Transnational Financial Network, Inc.(a)                            525
  1,100   United Community Banks, Inc.                                     29,326
  1,000   United PanAm Financial Corp.(a)                                  25,870
    100   Value Line, Inc.                                                  3,493
  9,752   W Holding Co., Inc.                                              80,259
  2,560   WFS Financial, Inc.(a)                                          194,944
  1,500   WP Carey & Co. LLC                                               38,040
    800   WP Stewart & Co. Ltd.                                            18,856
    200   WVS Financial Corp.                                               3,242
  3,500   Waddell & Reed Financial, Inc. Class A                           73,395
  5,161   Washington Federal, Inc.                                        118,651
    500   Washington Group International, Inc.                             26,485

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
    151   Wayne Savings Bancshares, Inc.                             $      2,288
  3,000   Webster Financial Corp.                                         140,700
  2,000   Wellsford Real Properties, Inc.                                  12,000
    402   Wesco Financial Corp.                                           154,770
    742   White Mountains Insurance Group Inc.                            414,444
    200   Willis Lease Finance Corp.(a)                                     1,630
  2,498   Willow Grove Bancorp, Inc.                                       37,795
  6,356   Winthrop Realty Trust, Inc.(a)                                   36,102
  1,800   World Acceptance Corp.(a)                                        51,300
  1,800   Wright Express Corp.(a)                                          39,600
                                                                     ------------
                                                                       22,407,521
                                                                     ------------
MOTOR VEHICLES - 0.9%
  1,800   AO Smith Corp.                                                   63,180
  2,800   ASV, Inc.(a)                                                     69,944
    305   Aftermarket Technology Corp.(a)                                   5,929
    600   American Axle & Manufacturing Holdings, Inc.                     10,998
  1,700   Arctic Cat, Inc.                                                 34,102
  3,900   ArvinMeritor, Inc.                                               56,121
  3,200   BorgWarner, Inc.                                                194,016
  2,000   CSK Auto Corp.(a)                                                30,160
    700   Cascade Corp.                                                    32,837
    700   Coachmen Industries, Inc.                                         8,267
  4,800   Donaldson Co., Inc.                                             152,640
  3,300   Dura Automotive Systems, Inc. Class A(a)                          7,392
  3,300   Federal-Mogul Corp.(a)(f)                                         1,155
  3,190   Fleetwood Enterprises, Inc.(a)                                   39,397
 10,490   Gentex Corp.                                                    204,555
  1,000   Group 1 Automotive, Inc.(a)                                      31,430
  1,600   Hayes Lemmerz International, Inc.(a)                              5,632
  1,300   IMPCO Technologies, Inc.(a)                                       6,669
    600   Keystone Automotive Industries, Inc.(a)                          18,888
  2,100   LKQ Corp.(a)                                                     72,702
    200   The Lamson & Sessions Co.(a)                                      5,004
  2,045   Lear Corp.                                                       58,201
  1,000   Lithia Motors, Inc. Class A                                      31,440
    800   MarineMax, Inc.(a)                                               25,256
    900   Midas, Inc.(a)                                                   16,524
  1,900   Modine Manufacturing Co.                                         61,921
  1,800   Monaco Coach Corp.                                               23,940
    750   Monro Muffler, Inc.                                              22,740
  2,020   Myers Industries, Inc.                                           29,452
    500   Noble International Ltd.                                         10,420
  4,600   Oshkosh Truck Corp.                                             205,114
  2,700   Polaris Industries, Inc.                                        135,540
    447   Proliance International, Inc.(a)                                  2,365
  3,000   Rush Enterprises, Inc. Class B(a)                                43,200
  1,700   Sonic Automotive, Inc.                                           37,876
  2,700   Spartan Motors, Inc.                                             27,783
  1,200   Standard Motor Products, Inc.                                    11,076
  1,300   Stoneridge, Inc.(a)                                               8,606
  1,510   Superior Industries International, Inc.(a)(f)                    33,613
  5,000   TRW Automotive Holdings Corp.(a)                                131,750
  3,685   Thor Industries, Inc.                                           147,658
  1,000   Titan International, Inc.                                        17,250
  2,000   United Auto Group, Inc.                                          76,400
  1,800   Winnebago Industries, Inc.                                       59,904
                                                                     ------------
                                                                        2,269,047
                                                                     ------------
NON-DURABLES - 1.8%
  4,600   AFC Enterprises                                                  69,552
 11,044   Activision, Inc.(a)                                             151,745
  3,900   American Greetings Class A                                       85,683
  5,665   Applebees International, Inc.                                   127,972
  1,100   BJ's Restaurants, Inc.(a)                                        25,146
    430   Benihana, Inc. Class A(a)                                         9,907
    600   Blue Nile, Inc.(a)                                               24,186
  2,000   Bob Evans Farms, Inc.                                            46,120
    210   Bowl America, Inc. Class A                                        2,867
  3,700   Boyds Collection Ltd.(a)                                            333
  3,200   Brinker International, Inc.                                     123,712
  2,600   Buca, Inc.(a)                                                    14,170
    500   Buffalo Wild Wings, Inc.(a)                                      16,605
  3,500   CBRL Group, Inc.                                                123,025

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  2,250   CEC Entertainment, Inc.(a)                                 $     76,590
  2,300   CKE Restaurants, Inc.                                            31,073
  2,000   Cabela's, Inc. Class A(a)(f)                                     33,200
  1,100   California Pizza Kitchen, Inc.(a)                                35,167
  2,400   Centillium Communications, Inc.(a)                                8,400
  2,800   Champps Entertainment, Inc.(a)                                   18,088
  2,600   Checkers Drive-In Restaurant(a)                                  39,416
  4,417   The Cheesecake Factory(a)                                       165,152
  2,200   Cheniere Energy, Inc.(a)                                         81,884
    200   Churchill Downs, Inc.                                             7,346
  1,800   Cosi, Inc.(a)                                                    14,940
    700   Dave & Buster's, Inc.(a)                                         12,327
  5,200   Denny's Corp.(a)                                                 20,696
  2,500   Domino's Pizza, Inc.                                             60,500
  6,000   Dover Motorsports, Inc.                                          36,660
  1,200   Drew Industries, Inc.(a)                                         33,828
  1,200   EMAK Worldwide, Inc.(a)                                           8,351
  2,500   Famous Dave's of America, Inc.(a)                                28,175
  1,100   Forward Industries, Inc.(a)(f)                                    9,790
  1,300   Gaming Partners International Corp.                              14,547
  1,500   Handleman Co.                                                    18,630
  2,118   Hibbett Sporting Goods, Inc.(a)                                  60,321
  4,300   Hollywood Media Corp.(a)                                         18,533
    900   IHOP Corp.                                                       42,219
  6,900   International DisplayWorks, Inc.(a)                              40,986
  3,000   International Speedway Corp. Class A                            143,700
  2,800   Isle of Capri Casinos, Inc.(a)                                   68,208
  2,200   Jack in the Box, Inc.(a)                                         76,846
  2,513   Jakks Pacific, Inc.(a)                                           52,622
    300   Kreisler Manufacturing Corp.(a)                                   2,070
  3,600   Krispy Kreme Doughnuts, Inc.(a)(f)                               20,664
  2,000   Lancaster Colony Corp.                                           74,100
  1,700   Landry's Restaurants, Inc.                                       45,407
    300   Lazare Kaplan International, Inc.(a)                              2,361
  2,100   Leapfrog Enterprises, Inc.(a)                                    24,465
    800   Lenox Group, Inc.(a)                                             10,592
  1,100   Lodgenet Entertainment Corp.(a)                                  15,334
  1,900   Lone Star Steakhouse & Saloon, Inc.                              45,106
  1,100   Luby's, Inc.(a)                                                  14,630
  6,100   Marvel Entertainment, Inc.(a)                                    99,918
  5,200   Midway Games, Inc.(a)(f)                                         98,644
  1,400   Movado Group, Inc.                                               25,620
  2,505   O'Charleys, Inc.(a)                                              38,853
  4,300   Outback Steakhouse, Inc.                                        178,923
  1,495   PF Chang's China Bistro, Inc.(a)                                 74,197
  1,200   Panera Bread Co. Class A(a)                                      78,816
  1,700   Papa John's International, Inc.(a)                              100,827
    900   Peco II, Inc.(a)                                                  1,530
  5,800   Penn National Gaming, Inc.(a)                                   191,110
  1,170   RC2 Corp.(a)                                                     41,558
  2,900   Rare Hospitality International, Inc.(a)                          88,131
    800   Red Robin Gourmet Burgers, Inc.(a)                               40,768
  2,500   Regis Corp.                                                      96,425
  3,200   Ruby Tuesday, Inc.                                               82,848
  1,300   Russ Berrie & Co., Inc.                                          14,846
  2,600   Ryan's Restaurant Group, Inc.(a)                                 31,356
  3,400   Samsonite Corp.(a)                                                2,108
 20,800   Service Corp. International                                     170,144
    400   Servotronics, Inc.(a)                                             1,856
  4,425   Sonic Corp.(a)                                                  130,538
  3,600   Sotheby's Holdings Class A(a)                                    66,096
    800   The Steak n Shake Co.(a)                                         13,560
    510   Steinway Musical Instruments(a)                                  13,010
  5,800   Stewart Enterprises, Inc. Class A                                31,378
  4,350   THQ, Inc.(a)                                                    103,748
  4,400   Take-Two Interactive Software, Inc.(a)                           77,880
  2,400   The Topps Co., Inc.                                              17,832
  3,300   Traffix, Inc.                                                    16,896
  2,400   Trans World Entertainment Corp.(a)                               13,680
  4,600   Triarc Cos.                                                      68,310
  4,555   Tupperware Corp.                                                102,032
  7,100   Warner Music Group Corp.                                        136,817
  2,300   World Wrestling Entertainment, Inc.                              33,764
  3,090   Youbet.com, Inc.(a)                                              14,616
                                                                     ------------
                                                                        4,632,582
                                                                     ------------

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
NON-FERROUS METALS - 0.6%
    800   AM Castle & Co.(a)                                         $     17,472
  1,637   Aleris International, Inc.(a)                                    52,777
  1,100   Brush Engineered Materials, Inc.(a)                              17,490
  2,200   Century Aluminum Co.(a)                                          57,662
 17,500   Coeur d'Alene Mines Corp.(a)                                     70,000
  3,400   Commercial Metals Co.                                           127,636
  1,327   Encore Wire Corp.(a)                                             30,203
 14,700   Hecla Mining Co.(a)                                              59,682
 10,800   Kaiser Aluminum Corp.(a)                                            324
  1,300   Minerals Technologies, Inc.                                      72,657
  2,600   Mueller Industries, Inc.                                         71,292
  2,100   RTI International Metals, Inc.(a)                                79,695
  1,400   Reliance Steel & Aluminum Co.                                    85,568
  8,800   Southern Copper Corp.                                           589,424
  4,784   Stillwater Mining Co.(a)                                         55,351
  1,900   Titanium Metals Corp.(a)(f)                                     120,194
    900   Wolverine Tube, Inc.(a)                                           4,554
                                                                     ------------
                                                                        1,511,981
                                                                     ------------
OPTICAL PHOTO & EQUIPMENT - 0.2%
  1,000   AugustTechnology Corp.(a)                                        10,990
  1,900   CPI Corp.                                                        35,549
  1,100   Cyberoptics Corp.(a)(f)                                          14,828
  2,000   Imation Corp.                                                    92,140
  9,230   Ingram Micro, Inc. Class A(a)                                   183,954
  2,095   LaserCard Corp.(a)(f)                                            31,404
  7,200   Lexar Media, Inc.(a)                                             59,112
    200   Meade Instruments Corp.(a)                                          546
    300   Panavision, Inc.(a)                                                 900
  1,900   Photronics, Inc.(a)                                              28,614
    100   StockerYale, Inc.(a)                                                 96
  1,600   Zomax, Inc.(a)                                                    3,328
  1,100   Zygo Corp.(a)                                                    16,159
                                                                     ------------
                                                                          477,620
                                                                     ------------
PAPER & FOREST PRODUCTS - 0.4%
    200   Badger Paper Mills, Inc.(a)                                          12
    900   Bowater, Inc.                                                    27,648
    200   Buckeye Technologies, Inc.(a)                                     1,610
    604   CSS Industries, Inc.                                             18,561
  1,700   Caraustar Industries, Inc.(a)                                    14,773
    600   Chesapeake Corp.                                                 10,188
    700   Deltic Timber Corp.                                              36,302
    480   Kadant, Inc.(a)                                                   8,880
  2,900   Longview Fibre Co.                                               60,349
  1,000   Lydall, Inc.(a)                                                   8,150
  1,700   Neenah Paper, Inc.                                               47,600
  2,400   P.H. Glatfelter Co.                                              34,056
  5,100   Packaging Corp. of America                                      117,045
    900   Pope & Talbot, Inc.                                               7,497
    300   Potlatch Corp.                                                   15,294
  4,371   Rayonier, Inc.                                                  174,184
    900   Rock-Tenn Co. Class A                                            12,285
 15,780   Smurfit-Stone Container Corp.(a)                                223,603
  1,400   Universal Forest Products, Inc.                                  77,350
  3,100   Wausau Paper Corp.                                               36,735
                                                                     ------------
                                                                          932,122
                                                                     ------------
PRODUCER GOODS - 3.2%
  5,023   AGCO Corp.(a)                                                    83,231
    500   Aaon, Inc.(a)                                                     8,960
  1,800   Actuant Corp. Class A                                           100,440
  4,400   Aeroflex, Inc.(a)                                                47,300
    600   Alamo Group, Inc.                                                12,300
  1,700   Albany International Corp. Class A                               61,472
    115   Allied Motion Technologies, Inc.(a)                                 480
    900   American Vanguard Corp.                                          21,150
  4,500   Ametek, Inc.                                                    191,430
  1,800   Applied Industrial Technologies, Inc.                            60,642
  2,300   Aptargroup, Inc.                                                120,060
    200   Arotech Corp.(a)                                                     74
  1,100   Astec Industries, Inc.(a)                                        35,926
  3,100   BE Aerospace, Inc.(a)                                            68,200
  1,800   Baldor Electric Co.                                              46,170
  1,600   Barnes Group, Inc.                                               52,800
  1,000   Blount International, Inc.(a)                                    15,930
  2,600   Blyth, Inc.                                                      54,470
  3,000   Briggs & Stratton Corp.                                         116,370
    600   CIRCOR International, Inc.                                       15,396

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
    900   Cantel Medical Corp.(a)                                    $     16,146
 14,400   Capstone Turbine Corp.(a)                                        43,056
    200   Catalyst Semiconductor, Inc.(a)                                     970
  1,100   Cherokee International Corp.(a)                                   5,071
    100   Chicago Rivet & Machine Co.                                       2,000
  3,000   Clarcor, Inc.                                                    89,130
  3,485   Cognex Corp.                                                    104,864
  2,400   Columbus McKinnon Corp.(a)                                       52,752
  1,900   Comfort Systems USA, Inc.                                        17,480
  1,800   Concord Camera Corp.(a)                                           2,142
  1,900   Cryo-Cell International, Inc.(a)                                  6,460
    600   Culp, Inc.(a)                                                     2,838
  1,200   Curtiss-Wright Corp.                                             65,520
  2,000   DiamondCluster International, Inc. Class A(a)                    15,880
  5,500   Distributed Energy Systems Corp.(a)                              41,580
    800   Duratek, Inc.(a)                                                 11,944
  1,600   Dynamic Materials Corp.(f)                                       48,960
    200   The Eastern Co.                                                   3,902
  4,900   Evergreen Solar, Inc.(a)(f)                                      52,185
  2,100   FMC Corp.(a)                                                    111,657
  1,600   The Fairchild Corp.(a)                                            4,080
  8,690   Fastenal Co.                                                    340,561
  4,220   Fedders Corp.                                                     7,258
  4,000   Federal Signal Corp.                                             60,040
  1,600   Flanders Corp.(a)                                                19,456
  2,800   Flowserve Corp.(a)                                              110,768
  1,840   Foster Wheeler Ltd.(a)                                           67,675
    700   Franklin Electric Co., Inc.                                      27,678
  1,500   Gardner Denver, Inc.(a)                                          73,950
    125   The Gorman-Rupp Co.                                               2,764
  4,687   Graco, Inc.                                                     170,982
  5,800   GrafTech International Ltd.(a)                                   36,076
    700   HI Shear Technology Corp.(a)                                      1,960
  3,300   HNI Corp.                                                       181,269
    200   Hardinge, Inc.                                                    3,450
  2,400   Harsco Corp.                                                    162,024
  4,690   Herman Miller, Inc.                                             132,211
  1,700   Hexcel Corp.(a)                                                  30,685
  3,500   Hubbell, Inc. Class B                                           157,920
  3,800   Hughes Supply, Inc.                                             136,230
  3,150   IDEX Corp.                                                      129,497
    100   Ibis Technology Corp.(a)                                            350
    400   Inplay Technologies, Inc.(a)                                      1,304
    500   IntriCon Corp.(a)                                                 2,055
  1,900   JLG Industries, Inc.                                             86,754
  4,500   Jacuzzi Brands, Inc.(a)                                          37,800
  3,075   Jarden Corp.(a)                                                  92,711
  2,500   Kaydon Corp.                                                     80,350
  2,000   Kennametal, Inc.                                                102,080
  2,700   Knoll, Inc.                                                      46,197
  2,690   Kos Pharmaceuticals, Inc.(a)                                    139,154
    600   LB Foster Co. Class A(a)                                          8,924
    700   Ladish Co., Inc.(a)                                              15,645
    600   Lawson Products, Inc.                                            22,644
  3,200   Lennox International, Inc.                                       90,240
    782   Libbey, Inc.                                                      7,992
  2,295   Lincoln Electric Holdings, Inc.                                  91,020
  1,500   Lindsay Manufacturing Co.                                        28,845
  1,700   Lone Star Technologies(a)                                        87,822
  4,100   MSC Industrial Direct Co. Class A                               164,902
  1,700   Magnetek, Inc.(a)                                                 5,525
  1,700   Manitowoc Co.                                                    85,374
    900   Material Sciences Corp.(a)                                       12,690
  1,400   Matthews International Corp. Class A                             50,974
  2,500   Maverick Tube Corp.(a)                                           99,650
  2,300   Merix Corp.(a)                                                   16,629
  5,160   Micrel, Inc.(a)                                                  59,856
    500   Middleby Corp.(a)                                                43,250
  4,356   Milacron, Inc.(a)                                                 5,489
    900   Modtech Holdings, Inc.(a)                                         8,406
  2,325   Moog, Inc. Class A(a)                                            65,984
    400   NACCO Industries, Inc. Class A                                   46,860
    800   NATCO Group, Inc. Class A(a)                                     16,368
  1,000   NN, Inc.                                                         10,600
  2,000   Nordson Corp.                                                    81,020
  1,500   Oceaneering International, Inc.(a)                               74,670
  3,850   Pentair, Inc.                                                   132,902
  4,307   Plug Power, Inc.(a)                                              22,095
  1,600   Possis Medical, Inc.(a)                                          15,920

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  7,050   Precision Castparts Corp.                                  $    365,261
  3,140   Presstek, Inc.(a)                                                28,386
  2,600   Raytech Corporation(a)                                            3,276
  2,505   Regal-Beloit Corp.                                               88,677
    800   Research Frontiers, Inc.(a)                                       4,040
    400   Riviera Holdings Corp.(a)                                         6,556
    800   Robbins & Myers, Inc.                                            16,280
    972   Ronson Corp.                                                      1,351
  5,400   Roper Industries, Inc.                                          213,354
    470   SI International, Inc.(a)                                        14,368
  2,948   SPX Corp.                                                       134,930
  7,200   Safeguard Scientifics, Inc.(a)                                   13,896
  1,600   Sauer-Danfoss, Inc.                                              30,096
    500   Sequa Corp. Class A(a)                                           34,525
  3,400   The Shaw Group, Inc.(a)                                          98,906
  1,800   Sonic Solutions, Inc.(a)                                         27,198
    200   Spectrum Control, Inc.(a)                                         1,242
    700   Standex International Corp.                                      19,432
  6,700   Steelcase, Inc. Class A                                         106,061
  3,000   Stewart & Stevenson Services                                     63,390
  1,500   Sun Hydraulics, Inc.                                             28,995
  2,500   T-3 Energy Services Inc.(a)                                      24,265
    765   TRM Corp.(a)                                                      5,699
  1,500   Technology Research Corp.                                         6,375
  1,600   Tecumseh Products Co. Class A                                    36,656
  2,300   Teleflex, Inc.                                                  149,454
    500   Tennant Co.                                                      26,000
  2,500   Tenneco, Inc.(a)                                                 49,025
  3,104   Terex Corp.(a)                                                  184,378
  2,500   ThermoGenesis Corp.(a)                                           11,600
  5,400   Timken Co.                                                      172,908
  2,700   Trinity Industries, Inc.                                        118,989
    800   Triumph Group, Inc.(a)                                           29,288
  2,500   TurboChef Technologies, Inc.(a)(f)                               35,900
    100   Twin Disc, Inc.                                                   4,469
  2,100   Tyler Technologies, Inc.(a)                                      18,438
  7,540   Valhi, Inc.                                                     139,490
  1,100   Valmont Industries, Inc.                                         36,806
    700   Watsco, Inc.                                                     41,867
  1,900   Watts Water Technologies, Inc. Class A                           57,551
    700   Woodhead Industries, Inc.                                         9,709
    600   Woodward Governor Co.                                            51,606
  1,100   X-Rite, Inc.                                                     11,000
                                                                     ------------
                                                                        8,146,616
                                                                     ------------
RAILROADS & SHIPPING - 0.4%
  2,700   Alexander & Baldwin, Inc.                                       146,448
    300   American Commercial Lines, Inc.(a)                                9,087
  4,600   Diamondhead Casino Corp.(a)                                       7,682
  1,800   Florida East Coast Industries, Inc.                              76,266
  1,600   Freightcar America, Inc.                                         76,928
  2,800   GATX Corp.                                                      101,024
  1,600   General Maritime Corp.                                           59,264
  1,300   Genesee & Wyoming, Inc. Class A(a)                               48,815
  1,900   Greenbrier Cos., Inc.                                            53,960
    100   Hornbeck Offshore Services, Inc.(a)                               3,270
    300   International Shipholding Corp.(a)                                4,665
  3,700   Kansas City Southern(a)                                          90,391
  2,100   Maritrans, Inc.                                                  54,642
  1,100   Martin Midstream Partners LP                                     32,670
  5,300   OMI Corp. New Shares                                             96,195
  2,300   Overseas Shipholding Group                                      115,897
  2,100   RailAmerica, Inc.(a)                                             23,079
  1,800   SCS Transportation, Inc.(a)                                      38,250
  1,800   Ship Finance International Ltd.                                  30,420
  2,100   Westinghouse Air Brake Technologies Corp.                        56,490
                                                                     ------------
                                                                        1,125,443
                                                                     ------------
REAL PROPERTY - 5.6%
  4,800   AMB Property Corp.                                              236,016
  1,450   AMLI Residential Properties Trust                                55,173
  3,200   Acadia Realty Trust                                              64,160
  2,400   Affordable Residential Communities                               22,872
    200   Alexander's, Inc.(a)                                             49,100
  1,100   Alexandria Real Estate Equities, Inc.                            88,550

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  2,700   America Retirement Corp.(a)                                $     67,851
    400   American Land Lease, Inc.                                         9,468
    500   American Mortgage Acceptance Co.                                  7,295
  1,800   American Real Estate Partners LP                                 69,390
    500   American Realty Investors, Inc.(a)                                4,010
  4,400   Amerivest Properties, Inc.                                       18,348
  7,700   Annaly Mortgage Management, Inc.                                 84,238
  3,200   Anthracite Capital, Inc.                                         33,696
  2,700   Anworth Mortgage Asset Corp.                                     19,710
  4,250   Arden Realty, Inc.                                              190,528
  4,400   Associated Estates Realty Corp.                                  39,776
  4,545   AvalonBay Communities, Inc.                                     405,641
    500   Avatar Holdings, Inc.(a)(f)                                      27,460
  3,235   BRE Properties                                                  147,128
    300   BRT Realty Trust                                                  7,155
  1,000   Bedford Property Investors                                       21,940
    400   Big 5 Sporting Goods Corp.                                        8,756
    500   BioMed Realty Trust, Inc.                                        12,200
  6,420   Boston Properties, Inc.                                         475,915
  1,000   Boykin Lodging Co.(a)                                            12,220
  2,720   Brandywine Realty Trust                                          75,915
  3,900   CB Richard Ellis Group, Inc.(a)                                 229,515
  4,300   CBL & Associates Properties, Inc.                               169,893
    400   California Coastal Communities, Inc.(a)                          15,692
  3,557   Camden Property Trust                                           206,021
  8,600   Capital Title Group, Inc.                                        47,558
  2,500   Capstead Mortgage Corp.                                          14,525
  4,000   CarrAmerica Realty Corp.                                        138,520
  1,100   Cedar Shopping Centers, Inc.                                     15,477
  3,100   Centerpoint Properties Trust                                    153,388
    600   CentraCore Properties Trust                                      16,122
  2,500   Colonial Properties Trust                                       104,950
  3,091   Commercial Net Lease Realty                                      62,964
  2,000   Corporate Office Properties Trust                                71,080
  2,300   Cousins Properties, Inc.                                         65,090
  7,500   Crescent Real Estate EQT Co.                                    148,650
    900   Criimi MAE, Inc.(a)                                              17,820
  5,883   Developers Diversified Realty Corp.                             276,619
  8,875   Duke Realty Corp.                                               296,425
  1,200   Eastgroup Properties                                             54,192
    900   Education Realty Trust, Inc.                                     11,601
  1,800   Entertainment Properties Trust                                   73,350
  5,200   Equity Inns, Inc.                                                70,460
  1,600   Equity Lifestyle Properties, Inc.                                71,200
  2,955   Equity One, Inc.                                                 68,320
  1,400   Essex Property Trust, Inc.                                      129,080
  3,340   Federal Realty Investment Trust                                 202,571
  3,500   FelCor Lodging Trust, Inc.                                       60,235
  2,300   Fieldstone Investment Corp.                                      27,278
  1,127   First Acceptance Corp.(a)                                        11,597
  3,000   First Industrial Realty Trust, Inc.                             115,500
  1,100   First Potomac Realty Trust                                       29,260
  6,100   Forest City Enterprises, Inc. Class A                           231,373
  1,400   GMH Communities Trust                                            21,714
 15,030   General Growth Properties, Inc.                                 706,260
  1,000   Getty Realty Corp.                                               26,290
  2,400   Gladstone Commercial Corp.                                       39,576
  1,100   Glenborough Realty Trust, Inc.                                   19,910
  2,700   Glimcher Realty Trust                                            65,664
  3,200   Global Signal, Inc.                                             138,112
  1,400   Government Properties Trust, Inc.                                13,062
    322   Grubb & Ellis Co.(a)                                              3,993
 12,600   HRPT Properties Trust                                           130,410
  8,200   Health Care Property Investors, Inc.                            209,592
  3,300   Health Care REIT, Inc.                                          111,870
  3,000   Healthcare Realty Trust, Inc.                                    99,810
    100   Heartland Partners LP Class A(a)                                     99
  2,000   Heritage Property Investment Trust                               66,800
  2,900   Highland Hospitality Corp.                                       32,045
  3,950   Highwoods Properties, Inc.                                      112,378
  2,000   Home Properties, Inc.                                            81,600
 10,424   Homestore, Inc.(a)                                               53,162
  3,805   Hospitality Properties Trust                                    152,581

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
 20,200   Host Marriott Corp.                                        $    382,790
  5,700   IMPAC Mortgage Holdings, Inc.                                    53,637
  2,100   Inland Real Estate Corp.                                         31,059
  2,500   Innkeepers USA Trust                                             40,000
  2,600   Investors Real Estate Trust                                      23,998
  6,600   iStar Financial, Inc.                                           235,290
  1,900   Jones Lang LaSalle, Inc.                                         95,665
  1,400   Kilroy Realty Corp.                                              86,660
 14,200   Kimco Realty Corp.                                              455,536
    900   LTC Properties, Inc.                                             18,927
  1,700   LaSalle Hotel Properties                                         62,424
  1,700   Lexington Corporate Properties Trust                             36,210
  4,160   Liberty Property Trust                                          178,256
  4,670   Luminent Mortgage Capital, Inc.                                  35,072
  4,800   MFA Mortgage Investments, Inc.                                   27,360
  3,400   The Macerich Co.                                                228,276
  3,500   Mack-Cali Realty Corp.                                          151,200
  2,500   Maguire Properties, Inc.                                         77,250
  4,700   Meristar Hospitality Corp.(a)                                    44,180
  1,200   Mid-America Apartment Communities, Inc.                          58,200
  3,400   The Mills Corp.                                                 142,596
  1,100   Mission West Properties                                          10,714
  1,600   National Health Investors, Inc.                                  41,536
    600   National Health Realty, Inc.                                     11,142
  4,000   Nationwide Health Properties, Inc.                               85,600
  3,545   New Century Financial Corp.                                     127,868
  5,900   New Plan Excel Realty Trust                                     136,762
  2,505   Newcastle Investment Corp.                                       62,249
    900   NorthStar Realty Finance Corp.                                    9,171
  1,700   Novastar Financial, Inc.(f)                                      47,787
  3,000   Omega Healthcare Investors, Inc.                                 37,770
    200   Origen Financial, Inc.                                            1,424
    900   Orleans Homebuilders, Inc.                                       16,515
    700   PS Business Parks, Inc.                                          34,440
  2,809   Pan Pacific Retail Properties, Inc.                             187,894
    800   Parkway Properties, Inc.                                         32,112
  2,099   Pennsylvania Real Estate Investment Trust                        78,419
  2,400   Post Properties, Inc.                                            95,880
  2,600   Prentiss Properties Trust                                       105,768
  1,500   RAIT Investment Trust                                            38,880
  1,000   Ramco-Gershenson Properties Trust                                26,650
  1,300   Reading International, Inc. Class A(a)                           10,127
  5,000   Realty Income Corp.                                             108,100
  4,870   Reckson Associates Realty Corp.                                 175,223
  1,500   Redwood Trust, Inc.                                              61,890
  3,500   Regency Centers Corp.                                           206,325
  2,600   SL Green Realty Corp.                                           198,614
  1,000   Saul Centers, Inc.                                               36,100
  1,500   Saxon Capital Inc.                                               16,995
  3,200   Senior Housing Properties Trust                                  54,112
  2,900   Shurgard Storage Centers, Inc.                                  164,459
    800   Sizeler Property Investors, Inc.                                 10,280
    900   Sovran Self Storage, Inc.                                        42,273
  2,900   Spirit Finance Corp.                                             32,915
  4,500   The St. Joe Co.                                                 302,490
  1,600   Stonemor Partners LP                                             32,800
  3,300   Strategic Hotel Capital, Inc.                                    67,914
    200   Stratus Properties, Inc.(a)                                       4,600
  1,000   Sun Communities, Inc.                                            31,400
  1,795   Sunset Financial Resources, Inc.                                 15,222
  3,200   Sunstone Hotel Investors, Inc.                                   85,024
  2,700   Tanger Factory Outlet Centers, Inc.                              77,598
  2,900   Taubman Centers, Inc.                                           100,775
  5,455   Thornburg Mortgage, Inc.                                        142,921
  2,200   Toreador Resources Corp.(a)                                      46,354
  1,000   The Town & Country Trust                                         33,810
  2,100   Trammell Crow Co.(a)                                             53,865
    100   Transcontinental Realty Investors, Inc.(a)                        1,665
  7,900   Trizec Properties, Inc.                                         181,068
  3,400   Trustreet Properties, Inc.                                       49,708
  1,300   U-Store-It Trust                                                 27,365
  7,565   United Dominion Realty Trust, Inc.                              177,324
  1,500   Universal Health Realty Income Trust                             47,010
  1,300   Urstadt Biddle Properties, Inc.                                  20,423

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
    900   Urstadt Biddle Properties, Inc. Class A                    $     14,589
  6,500   Ventas, Inc.                                                    208,130
  2,000   Washington Real Estate Investment Trust                          60,700
  5,375   Weingarten Realty Investors                                     203,229
  1,300   Winston Hotels, Inc.                                             12,870
                                                                     ------------
                                                                       14,315,199
                                                                     ------------
RETAIL - 3.1%
    600   1-800 Contacts, Inc.(a)                                           7,026
  3,670   1-800-FLOWERS.COM, Inc. Class A(a)                               23,561
  3,966   99 Cents Only Stores(a)                                          41,484
  1,100   AC Moore Arts & Crafts, Inc.(a)                                  16,005
  2,275   Aaron Rents, Inc.                                                47,957
  3,800   Abercrombie & Fitch Co. Class A                                 247,684
    600   Able Energy, Inc.(a)(f)                                           3,894
  4,400   Advance Auto Parts(a)                                           191,224
  5,200   Alloy, Inc.(a)                                                   15,028
  6,010   American Eagle Outfitters                                       138,110
  2,375   AnnTaylor Stores Corp.(a)                                        81,985
    200   Arden Group, Inc. Class A                                        18,198
    400   Asbury Automotive Group, Inc.(a)                                  6,584
  2,100   BJ's Wholesale Club, Inc.(a)                                     62,076
  4,000   Barnes & Noble, Inc.                                            170,680
    151   Blair Corp.                                                       5,880
    400   Bluegreen Corp.(a)                                                6,320
  2,100   The Bombay Co., Inc.(a)                                           6,216
  1,000   The Bon-Ton Stores, Inc.                                         19,130
  4,500   Borders Group, Inc.                                              97,515
  2,598   Brightpoint, Inc.(a)                                             72,043
  2,200   Build-A-Bear Workshop, Inc.(a)(f)                                65,208
  2,700   Burlington Coat Factory Warehouse Corp.                         108,567
  6,000   Carmax, Inc.(a)                                                 166,080
  3,000   Casey's General Stores, Inc.                                     74,400
  3,900   Casual Male Retail Group, Inc.(a)                                23,907
  1,950   The Cato Corp. Class A                                           41,828
  1,100   Central Garden and Pet Co.(a)                                    50,534
  1,500   Charlotte Russe Holding, Inc.(a)$                                31,245
  6,855   Charming Shoppes, Inc.(a)                                        90,486
  8,100   Chico's FAS, Inc.(a)                                            355,833
  1,605   The Children's Place Retail Stores, Inc.(a)                      79,319
  2,238   Christopher & Banks Corp.                                        42,030
  5,300   Claire's Stores, Inc.                                           154,866
  3,580   Coldwater Creek, Inc.(a)                                        109,297
  2,200   Cost Plus, Inc.(a)                                               37,730
    200   DEB Shops, Inc.                                                   5,946
  2,500   DSW, Inc. Class A(a)                                             65,550
  6,605   Dollar Tree Stores, Inc.(a)                                     158,124
  2,953   Dress Barn, Inc.(a)                                             114,015
  3,400   drugstore.com, Inc.(a)                                            9,690
    120   eCost.com, Inc.(a)                                                  139
  2,200   Escala Group, Inc.(a)(f)                                         44,616
  2,400   The Finish Line, Inc. Class A                                    41,808
    200   Flanigan's Enterprises, Inc.                                      2,080
  9,000   Foot Locker, Inc.                                               212,310
  2,250   Fred's, Inc.                                                     36,608
  2,200   GameStop Corp. Class A(a)(f)                                     70,004
  1,400   Gander Mountain Co.(a)(f)                                         8,288
  1,300   Genesco, Inc.(a)                                                 50,427
  2,400   Great Atlantic & Pacific Tea Co.(a)                              76,272
  1,500   Guitar Center, Inc.(a)                                           75,015
  2,900   Gymboree Corp.(a)                                                67,860
  2,850   HOT Topic, Inc.(a)                                               40,613
  4,500   Hancock Fabrics, Inc.                                            18,315
  3,800   Insight Enterprises, Inc.(a)                                     74,518
  1,365   Jo-Ann Stores, Inc.(a)                                           16,107
  1,100   Kirkland's, Inc.(a)                                               6,567
  2,700   Linens 'N Things, Inc.(a)                                        71,820
  2,200   Longs Drug Stores Corp.                                          80,058
  3,400   Men's Wearhouse, Inc.(a)                                        100,096
  7,800   Michaels Stores, Inc.                                           275,886
  2,295   Movie Gallery, Inc.                                              12,875
  6,310   O'Reilly Automotive, Inc.(a)                                    201,983
  1,200   Overstock.com, Inc.(a)(f)                                        33,780
  1,500   PC Connection, Inc.(a)                                            8,070
  3,400   PEP Boys-Manny, Moe & Jack                                       50,626
  8,900   PETsMART, Inc.                                                  228,374

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
 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  4,325   Pacific Sunwear of California, Inc.(a)                     $    107,779
  3,700   Pathmark Stores, Inc.(a)                                         36,963
  2,400   Payless Shoesource, Inc.(a)                                      60,240
  3,400   Petco Animal Supplies, Inc.(a)                                   74,630
  4,900   Pier 1 Imports, Inc.                                             42,777
    750   Pricesmart, Inc.(a)                                               6,270
    700   Provide Commerce, Inc.(a)                                        23,177
  4,800   Rent-A-Center, Inc.(a)                                           90,528
  2,000   Retail Ventures, Inc.(a)                                         24,880
 27,600   Rite Aid Corp.(a)                                                96,048
  8,700   Ross Stores, Inc.                                               251,430
  2,600   Ruddick Corp.                                                    55,328
    200   Ruth's Chris Steak House, Inc.(a)                                 3,620
  8,000   Saks, Inc.(a)                                                   134,880
  1,800   School Specialty, Inc.(a)                                        65,592
    900   Sharper Image Corp.(a)                                            8,766
    700   Shoe Carnival, Inc.(a)                                           15,344
  2,350   Stamps.com, Inc.(a)                                              53,956
  1,700   Stein Mart, Inc.                                                 30,855
    700   Systemax, Inc.(a)                                                 4,368
  3,400   Talbots, Inc.                                                    94,588
  2,200   Texas Roadhouse, Inc. Class A(a)                                 34,210
  2,900   Too, Inc.(a)                                                     81,809
  2,700   Tractor Supply Co.(a)                                           142,938
  2,400   Tuesday Morning Corp.                                            50,208
  4,200   Under Armour, Inc. Class A(a)                                   160,902
    400   Unifirst Corp.                                                   12,440
  1,900   United Stationers, Inc.(a)                                       92,150
  7,100   Urban Outfitters, Inc.(a)                                       179,701
    500   VSI Holdings, Inc.(a)                                                 -
  1,700   Weis Markets, Inc.                                               73,168
  2,400   West Marine, Inc.(a)                                             33,552
  4,675   The Wet Seal, Inc. Class A(a)(f)                                 20,757
    900   Whitehall Jewellers, Inc.(a)                                        810
  2,945   Whole Foods Market, Inc.                                        227,914
  4,800   Williams-Sonoma, Inc.(a)                                        207,120
  2,300   Yankee Candle Co., Inc.                                          58,880
  3,900   Zale Corp.(a)                                                    98,085
  1,500   Zumiez, Inc.(a)                                                  64,830
                                                                     ------------
                                                                        7,789,863
                                                                     ------------
SOAPS & COSMETICS - 0.3%
  1,700   Chattem, Inc.(a)                                                 61,863
  3,600   Church & Dwight Co., Inc.                                       118,908
  1,600   Elizabeth Arden, Inc.(a)                                         32,096
  7,080   The Estee Lauder Cos., Inc. Class A                             237,038
  1,200   Inter Parfums, Inc.                                              21,552
  4,300   Nu Skin Enterprises, Inc. Class A                                75,594
  1,700   Parlux Fragrances, Inc.(a)(f)                                    51,901
  3,600   Playtex Products, Inc.(a)                                        49,212
 15,187   Revlon, Inc. Class A(a)                                          47,080
                                                                     ------------
                                                                          695,244
                                                                     ------------
STEEL - 0.4%
  6,500   AK Steel Holding Corp.(a)                                        51,675
    200   Ampco-Pittsburgh Corp.                                            2,902
  1,400   Carpenter Technology Corp.                                       98,658
  1,300   Chaparral Steel Co.(a)                                           39,325
  1,300   Cleveland-Cliffs, Inc.                                          115,141
  1,400   Cold Metal Products, Inc.(a)                                          1
    600   Friedman Industries                                               3,534
  1,700   Gibraltar Industries, Inc.                                       38,998
    600   NS Group, Inc.(a)                                                25,086
    300   Northwest Pipe Co.(a)                                             8,040
  1,905   Olympic Steel, Inc.(a)                                           47,339
    500   Omega Flex, Inc.(a)                                               8,695
  2,100   Oregon Steel Mills, Inc.(a)                                      61,782
  1,500   Quanex Corp.                                                     74,955
    600   Roanoke Electric Steel Corp.                                     14,160
  3,100   Ryerson, Inc.                                                    75,392
  2,750   Schnitzer Steel Industries, Inc. Class A                         84,123
    400   Shiloh Industries, Inc.(a)                                        5,304
  2,800   Steel Dynamics, Inc.                                             99,428
  2,000   Steel Technologies, Inc.                                         55,980
  4,700   Worthington Industries, Inc.                                     90,287
                                                                     ------------
                                                                        1,000,805
                                                                     ------------
TECHNOLOGY - 0.0%
     53   Splinex Technology, Inc.(a)                                          13
                                                                     ------------

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
TELEPHONE - 2.6%
  2,280   Adtran, Inc.                                               $     67,807
  9,908   Alamosa Holdings, Inc.(a)                                       184,388
  6,800   Alaska Communications Systems Group, Inc.                        69,088
 25,353   American Tower Corp. Class A(a)                                 687,066
  3,305   Applied Digital Solutions, Inc.(a)                                8,626
    600   Applied Innovation, Inc.(a)                                       1,986
    700   Applied Signal Technology, Inc.                                  15,890
    200   Atlantic Tele-Network Inc.                                        8,380
  2,200   Autobytel, Inc.(a)                                               10,868
  2,900   Boston Communications Group(a)                                    3,277
    800   CT Communications, Inc.                                           9,712
  2,000   Carrier Access Corp.(a)                                           9,880
  3,155   CellStar Corp.(a)                                                 5,995
  4,600   Centennial Communications Corp.(a)                               71,392
 12,400   Cincinnati Bell, Inc.(a)                                         43,524
  1,900   Commonwealth Telephone Enterprises, Inc.                         64,163
 12,386   Covad Communications Group, Inc.(a)(f)                           12,138
 13,440   Crown Castle International Corp.(a)                             361,670
  3,699   D&E Communications, Inc.                                         30,813
  2,000   Ditech Communications Corp.(a)                                   16,700
 11,200   Dobson Communications Corp. Class A(a)                           85,232
    815   Equinix, Inc.(a)                                                 33,219
  7,200   Extreme Networks(a)                                              34,200
  2,100   FairPoint Communications, Inc.                                   21,756
      1   Fibernet Telecom Group, Inc.(a)                                       2
 24,500   Finisar Corp.(a)                                                 50,960
  4,500   Fusion Telecommunications International, Inc.(a)                 12,060
  3,400   General Communication Class A(a)                                 35,122
  2,195   Global Crossing Ltd.(a)(f)                                       35,186
      6   GoAmerica, Inc.(a)                                                   23
    100   Hector Communications Corp.                                       2,830
    800   HickoryTech Corp.                                                 6,312
  1,600   ID Systems, Inc.(a)                                              38,160
  3,300   IDT Corp. Class B(a)                                             38,610
  3,000   InPhonic, Inc.(a)(f)                                             26,070
  2,500   Inter-Tel, Inc.                                                  48,925
  3,200   Interdigital Communications Corp.(a)                             58,624
    300   Iowa Telecommunications Services, Inc.                            4,647
  1,400   j2 Global Communications, Inc.(a)                                59,836
  3,600   Leap Wireless International, Inc.(a)                            136,368
 39,780   Level 3 Communications, Inc.(a)(f)                              114,169
164,845   Liberty Media Corp. Class A(a)                                1,297,330
 20,500   MCI, Inc.                                                       404,465
    300   NET2000 Communications, Inc.(a)                                       -
  8,800   NII Holdings, Inc.(a)                                           384,384
  5,422   NTL, Inc.(a)                                                    369,130
 14,665   Nextel Partners, Inc. Class A(a)                                409,740
    600   North Pittsburgh Systems, Inc.                                   11,322
  2,886   Novatel Wireless, Inc.(a)                                        34,949
    247   Optical Cable Corp.(a)                                            1,348
  2,080   Pegasus Communications Corp. Class A(a)                           8,216
  3,420   Price Communications Corp.(a)                                    50,855
 29,100   Primus Telecommunications GP(a)                                  21,825
  1,200   RCN Corp.(a)                                                     28,140
 14,400   Sonus Networks, Inc.(a)                                          53,568
    390   Stratos International, Inc.(a)                                    2,379
  4,200   SunCom Wireless Holdings, Inc. Class A(a)                        11,634
  4,800   Sunrise Telecom, Inc.                                             8,160
    700   SureWest Communications                                          18,459
  2,700   Syniverse Holdings, Inc.(a)                                      56,430
  2,933   Talk America Holdings, Inc.(a)                                   25,312
  2,900   Telephone & Data Systems, Inc.                                  104,487
  3,400   Telephone & Data Systems, Inc. (Special Shares)                 117,674
    200   Telular Corp.(a)                                                    657
  5,800   Terremark Worldwide, Inc.(a)                                     26,970
  7,000   Time Warner Telecom, Inc. Class A(a)                             68,950
      4   Trinsic, Inc.(a)                                                      3

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DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
    175   Tut Systems, Inc.(a)                                       $        523
  5,500   US Cellular Corp.(a)                                            271,700
    500   US LEC Corp. Class A(a)                                             855
  1,600   USA Mobility, Inc.                                               44,352
  5,400   Ubiquitel, Inc.(a)                                               53,406
  1,700   Ulticom, Inc.(a)                                                 16,677
  6,000   Utstarcom, Inc.(a)                                               48,360
  3,800   Valor Communications Group, Inc.                                 43,320
  1,500   Warwick Valley Telephone Co.                                     28,635
                                                                     ------------
                                                                        6,549,889
                                                                     ------------
TIRES & RUBBER GOODS - 0.1%
    200   American Biltrite, Inc.(a)                                        2,170
  1,100   Bandag, Inc.                                                     46,937
  1,900   Carlisle Cos., Inc.                                             131,385
  1,000   SRI/Surgical Express, Inc.(a)                                     6,000
                                                                     ------------
                                                                          186,492
                                                                     ------------
TOBACCO - 0.2%
  5,100   Alliance One International, Inc.                                 19,890
  4,100   Loews Corp. - Carolina Group                                    180,359
  1,000   M&F Worldwide Corp.(a)                                           16,320
    900   Schweitzer-Mauduit International, Inc.                           22,302
  1,845   Universal Corp.                                                  79,999
  4,160   Vector Group Ltd.                                                75,587
                                                                     ------------
                                                                          394,457
                                                                     ------------
TRAVEL & RECREATION - 2.1%
  4,038   All-American SportPark, Inc.(a)                                   1,010
  3,000   Alliance Gaming Corp.(a)                                         39,060
  1,200   Ambassadors Group, Inc.                                          27,468
  1,300   Amerco, Inc.(a)                                                  93,665
    100   American Classic Voyages Co.(a)                                       -
  3,800   Ameristar Casinos, Inc.                                          86,260
  2,200   Aztar Corp.(a)                                                   66,858
  4,800   Bally Total Fitness Holding Corp.(a)                             30,144
  5,000   Boyd Gaming Corp.                                               238,300
    600   Buckhead America Corp.(a)                                             6
  2,600   CKX, Inc.(a)                                                     33,800
  4,200   Callaway Golf Co.                                                58,128
  2,400   Cedar Fair, LP                                                   68,496
  4,800   Choice Hotels International, Inc.                               200,448
  3,100   Dick's Sporting Goods, Inc.(a)                                  103,044
  1,500   Dollar Thrifty Automotive Group(a)                               54,105
  2,989   Dover Downs Gaming & Entertainment, Inc.                         42,294
  5,600   Empire Resorts, Inc.(a)(f)                                       42,280
 20,777   Expedia, Inc.(a)                                                497,817
  1,000   Full House Resorts, Inc.(a)                                       3,100
    300   Great Wolf Resorts, Inc.(a)                                       3,093
    800   Hudson Hotels Corp.(a)                                                -
 12,000   Jameson Inns, Inc.(a)(f)                                         25,800
  1,392   K2, Inc.(a)                                                      14,073
  1,500   Kerzner International Ltd.(a)                                   103,125
 20,600   Las Vegas Sands Corp.(a)                                        813,082
  1,100   Life Time Fitness, Inc.(a)                                       41,899
 17,600   MGM Mirage(a)                                                   645,392
  3,400   MTR Gaming Group, Inc.(a)                                        35,394
    900   Marcus Corp.                                                     21,150
    600   Marine Products Corp.                                             6,294
  2,300   Mikohn Gaming Corp.(a)                                           22,701
  1,100   Monarch Casino & Resort, Inc.(a)                                 24,860
  2,200   Multimedia Games, Inc.(a)                                        20,350
  1,900   Orient Express Hotels Ltd. "A"                                   59,888
  3,400   Pinnacle Entertainment, Inc.(a)                                  84,014
  2,300   President Casinos, Inc.(a)                                          437
    300   Red Lion Hotels Corp.(a)                                          2,685
  1,200   Rent-Way, Inc.(a)                                                 7,668
 13,900   Royal Caribbean Cruises Ltd.                                    626,334
  3,350   SCP Pool Corp.                                                  124,687
  5,500   Scientific Games Corp. Class A(a)                               150,040
  2,643   Shuffle Master, Inc.(a)                                          66,445
  6,900   Silverleaf Resorts, Inc.(a)                                      22,494
  5,300   Six Flags, Inc.(a)(f)                                            40,863
    200   Sonesta International Hotels Class A                              5,400
  2,300   Speedway Motorsports, Inc.                                       79,741
  1,592   The Sports Authority, Inc.(a)                                    49,559
  3,600   Station Casinos, Inc.                                           244,080

78

 S C H E D U L E
================----------------------------------------------------------------
                 of INVESTMENTS
                (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2005

 SHARES
   HELD   INDUSTRY++/ISSUE                                                  VALUE
---------------------------------------------------------------------------------
  1,200   Stellent, Inc.(a)                                          $     11,916
  3,800   Sunterra Corp.(a)                                                54,036
  1,400   Travelzoo, Inc.(a)(f)                                            30,800
  1,700   Vail Resorts, Inc.(a)                                            56,151
  1,800   WMS Industries, Inc.(a)                                          45,162
                                                                     ------------
                                                                        5,225,896
                                                                     ------------
TRUCKING & FREIGHT - 1.1%
  1,500   Arkansas Best Corp.                                              65,520
    300   BancTrust Financial Group, Inc.                                   6,030
  9,600   CH Robinson Worldwide, Inc.                                     355,488
  2,700   CNF, Inc.                                                       150,903
  1,700   Celadon Group, Inc.(a)                                           48,960
  1,100   Central Freight Lines, Inc.(a)                                    1,958
    900   Covenant Transport, Inc. Class A(a)                              12,582
  5,705   Expeditors International Washington, Inc.                       385,145
  1,900   Forward Air Corp.                                                69,635
    800   Frozen Food Express Industries(a)                                 8,824
  2,000   HUB Group, Inc. Class A(a)                                       70,700
  4,581   Heartland Express, Inc.                                          92,948
  6,800   Hythiam, Inc.(a)                                                 41,820
  9,400   JB Hunt Transport Services, Inc.                                212,816
  4,500   Knight Transportation, Inc.                                      93,285
  6,610   Laidlaw International, Inc.                                     153,550
  4,400   Landstar System, Inc.                                           183,656
  1,237   Marten Transport Ltd.(a)                                         22,538
  2,062   Old Dominion Freight Line(a)                                     55,633
    400   PAM Transportation Services(a)                                    7,116
  2,200   Pacer International, Inc.                                        57,332
  1,100   Quality Distribution, Inc.(a)                                     8,767
  3,300   Sirva, Inc.(a)                                                   26,400
  4,670   Swift Transportation Co., Inc.(a)                                94,801
  1,700   US Xpress Enterprises, Inc. Class A(a)                           29,546
  1,900   USA Truck, Inc.(a)                                               55,347
  1,400   UTI Worldwide, Inc.                                             129,976
    400   Universal Truckload Services, Inc.(a)                             9,200
  1,800   Wabash National Corp.                                            34,290
  4,400   Werner Enterprises, Inc.                                         86,680
  3,229   Yellow Roadway Corp.(a)                                         144,046
                                                                     ------------
                                                                        2,715,492
                                                                     ------------

          TOTAL COMMON STOCKS
          (Cost - $173,036,247) - 92.6%                               234,227,926
                                                                     ------------

          PREFERRED STOCKS

TELEPHONE - 0.0%
     50   ATSI Communications, Inc. Series H(a)(g)                             11
                                                                     ------------
          TOTAL PREFERRED STOCKS
          (Cost - $200) - 0.0%                                                 11
                                                                     ------------
                  RIGHTS

APPAREL - 0.0%
    300   dELiA*s, Inc.(h)                                                    300
                                                                     ------------
          TOTAL RIGHTS
          (Cost - $0) - 0.0%                                                  300
                                                                     ------------
              WARRANTS(d)

TECHNOLOGY - 0.0%
    121   Optical Cable Corp. (expires 10/24/2007)                             70
                                                                     ------------
TELEPHONE - 0.0%
     46   Spectrasite, Inc. (expires 2/10/2010)                             5,750
                                                                     ------------

          TOTAL WARRANTS
          (Cost - $253) - 0.0%                                              5,820
                                                                     ------------

 BENEFICIAL
  INTEREST/
SHARES HELD
-----------
           OTHER INTERESTS(e)

ENERGY & UTILITIES - 0.0%
    600    PetroCorp Incorporated (Escrow Shares)                               -
                                                                     ------------

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================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2005

BENEFICIAL
INTEREST        INDUSTRY++/ISSUE                                                             VALUE
----------------------------------------------------------------------------------------------------
TELEPHONE - 0.0%
$      600      High Speed Access Corp. (Liquidating Shares)                            $          -
    16,016      McLeodUSA, Inc. (Litigation Trust Certificates)                                    -
                                                                                        ------------
                                                                                                   -
                                                                                        ------------
                TOTAL OTHER INTERESTS
                (Cost - $764) - 0.0%                                                               -
                                                                                        ------------
                SHORT-TERM SECURITIES

17,606,466      Merrill Lynch Liquidity LLC Cash Sweep Series I(b)                        17,606,466
14,827,134      Merrill Lynch Liquidity Series, LLC Money Market Series(b)(c)             14,827,134
                                                                                        ------------
                TOTAL SHORT-TERM SECURITIES
                (Cost - $32,433,600) - 12.8%                                              32,433,600
                                                                                        ------------
TOTAL INVESTMENTS
                (Cost - $205,471,064(+)) - 105.4%                                        266,667,657
                                                                                        ------------
                LIABILITIES IN EXCESS OF OTHER ASSETS - (5.4%)                           (13,712,974)
                                                                                        ------------
                NET ASSETS - 100.0%                                                     $252,954,683
                                                                                        ============

  (+) The cost and unrealized   appreciation (depreciation) of investments as of
      December 31, 2005, as computed for federal income tax purposes, were as follows:

Aggregate cost                                                                         $206,346,499
                                                                                       ============
Gross unrealized appreciation                                                          $ 75,377,753
Gross unrealized depreciation                                                           (15,056,595)
                                                                                       ------------
Net unrealized appreciation                                                            $ 60,321,158
                                                                                       ============

    (a) Non-income-producing security.
    (b) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3)of the Investment Company Act of 1940, were as follows:

                                                                    NET          INTEREST
AFFILIATE                                                      ACTIVITY            INCOME
-----------------------------------------------------------------------------------------
Merrill Lynch Liquidity Series, LLC Cash Sweep Series I      $7,654,431          $379,000
Merrill Lynch Liquidity Series, LLC Money Market Series       9,171,714          $ 81,572

(c) Security was purchased with the cash proceeds from securities loans.
(d) Warrants entitle the Series to purchase a predetermined number of shares of common stock and are non-income-producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income-producing.
(f) Security, or a portion of security, is on loan.
(g) Convertible security.
(h) The rights may be exercised until 1/27/2006.

Financial futures contracts purchased as of December 31, 2005, were as follows:

NUMBER OF                      EXPIRATION            FACE        UNREALIZED
CONTRACTS        ISSUE               DATE           VALUE      DEPRECIATION
---------------------------------------------------------------------------
       19      Russell
            2000 Index         March 2006     $ 6,563,656         $(119,806)
       33          S&P
            MidCap 400
                 Index         March 2006      12,331,515           (68,715)
                                                                  ---------
TOTAL UNREALIZED DEPRECIATION - NET                               $(188,521)
                                                                  =========

For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

SEE NOTES TO FINANCIAL STATEMENTS.

80

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================----------------------------------------------------------------
                 of INVESTMENTS
                 (continued)

MASTER EXTENDED MARKET INDEX SERIES
PORTFOLIO INFORMATION AS OF DECEMBER 31, 2005 (UNAUDITED)

      INDUSTRY                              PERCENT OF TOTAL
REPRESENTATION                                   INVESTMENTS
------------------------------------------------------------
Business Services                                      12.7%
Drugs & Medicine                                        9.2
Miscellaneous Finance                                   8.4
Real Property                                           5.4
Electronics                                             4.9
Banks                                                   4.4
Insurance                                               4.1
Energy                                                  3.2
Producer Goods                                          3.1
Domestic Oil                                            2.9
Retail                                                  2.9
Food & Agriculture                                      2.7
Energy & Utilities                                      2.6
Media                                                   2.6
Telephone                                               2.5
Travel & Recreation                                     2.0
Business Machines                                       1.7
Chemicals                                               1.7
Construction                                            1.7
Non-Durables                                            1.7
Trucking & Freight                                      1.0
Motor Vehicles                                          0.9
Apparel                                                 0.8
Non-Ferrous Metals                                      0.6
Aerospace                                               0.5
Consumer Durables                                       0.5
Air Transport                                           0.4
Railroads & Shipping                                    0.4
Steel                                                   0.4
Containers                                              0.3
International Oil                                       0.3
Paper & Forest Products                                 0.3
Soaps & Cosmetics                                       0.3
Gold                                                    0.2
Optical Photo & Equipment                               0.2
Finance                                                 0.1
Tires & Rubber Goods                                    0.1
Tobacco                                                 0.1
Liquor                                                  0.0
Material Services                                       0.0
Miscellaneous                                           0.0
Technology                                              0.0
Other*                                                 12.2

* Includes portfolio holdings in short-term investments.

  For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series' management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

SEE NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES

MASTER EXTENDED MARKET INDEX SERIES
AS OF DECEMBER 31, 2005

ASSETS

   Investments in unaffiliated securities, at value (including securities loaned of $14,333,530) (identified
      cost - $173,037,464)                                                      $234,234,057
   Investments in affiliated securities, at value (identified
      cost - $32,433,600)                                                         32,433,600
   Cash on deposit for financial futures contracts                                   769,500
   Cash                                                                               46,389
   Receivables:
      Contributions                                               $660,470
      Dividends                                                    269,732
      Securities sold                                              241,397
      Securities lending                                             8,232         1,179,831
                                                                  --------
   Prepaid expenses and other assets                                                   1,952
                                                                                ------------
   Total assets                                                                  268,665,329
                                                                                ------------
LIABILITIES

   Collateral on securities loaned, at value                                      14,827,134
   Payables:
      Withdrawals                                                  744,067
      Securities purchased                                          61,959
      Variation margin                                              57,954
      Other affiliates                                               2,491
      Investment adviser                                             1,959           868,430
                                                                  --------
   Accrued expenses                                                                   15,082
                                                                                ------------
Total liabilities                                                                 15,710,646
                                                                                ------------
Net assets                                                                      $252,954,683
                                                                                ============
NET ASSETS CONSIST OF:

   Investors' capital                                                           $191,946,611
   Unrealized appreciation - net                                                  61,008,072
                                                                                ------------
Net assets                                                                      $252,954,683
                                                                                ============


SEE NOTES TO FINANCIAL STATEMENTS.

82

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS

MASTER EXTENDED MARKET INDEX SERIES
FOR THE YEAR ENDED DECEMBER 31, 2005

INVESTMENT INCOME

   Dividends (net of $2,077 foreign withholding tax)                     $ 2,561,539
   Interest from affiliates                                                  379,000
   Securities lending - net                                                   81,572
   Other                                                                       3,643
                                                                         -----------
Total income                                                               3,025,754
                                                                         -----------
EXPENSES

   Professional fees                                     $    67,625
   Accounting services                                        35,986
   Investment advisory fees                                   22,835
   Custodian fees                                             19,835
   Printing and shareholder reports                           13,599
   Trustees' fees and expenses                                 2,628
   Other                                                       7,892
                                                         -----------
Total expenses                                                               170,400
                                                                         -----------
   Investment income - net                                                 2,855,354
                                                                         -----------
REALIZED & UNREALIZED GAIN (LOSS) - NET

   Realized gain on:
      Investments - net                                    9,342,463
      Futures contracts - net                                306,652       9,649,115
                                                         -----------
   Change in unrealized appreciation/depreciation on:
      Investments - net                                   11,212,265
      Futures contracts - net                               (483,764)     10,728,501
                                                         -----------     -----------
Total realized and unrealized gain - net                                  20,377,616
                                                                         -----------
Net increase in net assets resulting from operations                     $23,232,970
                                                                         ===========

SEE NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of Changes in NET ASSETS

MASTER EXTENDED MARKET INDEX SERIES
FOR THE YEARS ENDED DECEMBER 31,

INCREASE (DECREASE) IN NET ASSETS:                                 2005            2004
                                                           ----------------------------
OPERATIONS

   Investment income - net                                 $  2,855,354    $  2,093,497
   Realized gain - net                                        9,649,115       6,369,682
   Change in unrealized appreciation/depreciation - net      10,728,501      24,206,768
                                                           ----------------------------
Net increase in net assets resulting from operations         23,232,970      32,669,947
                                                           ----------------------------
CAPITAL TRANSACTIONS

   Proceeds from contributions                               81,418,423      78,308,788
   Fair value of withdrawals                                (69,688,115)    (65,469,029)
                                                           ----------------------------
Net increase in net assets derived from capital
   transactions                                              11,730,308      12,839,759
                                                           ----------------------------
NET ASSETS

   Total increase in net assets                              34,963,278      45,509,706
   Beginning of year                                        217,991,405     172,481,699
                                                           ----------------------------
   End of year                                             $252,954,683    $217,991,405
                                                           ============================

SEE NOTES TO FINANCIAL STATEMENTS.

84

 F I N A N C I A L
==================--------------------------------------------------------------
                   HIGHLIGHTS

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2005

The following ratios have been derived from information provided in the financial statements.

                                                       FOR THE YEARS ENDED DECEMBER 31,
                                           ------------------------------------------------------
                                               2005        2004       2003       2002        2001
                                           ------------------------------------------------------
TOTAL INVESTMENT RETURN
Total investment return                       10.58%      18.43%     44.11%    (17.77%)     (9.03%)

RATIOS TO AVERAGE NET ASSETS
Expenses, net of reimbursement                  .07%        .09%       .12%       .08%        .08%
Expenses                                        .07%        .09%       .13%       .15%        .28%
Investment income - net                        1.25%       1.08%      1.09%      1.11%       1.33%

SUPPLEMENTAL DATA
Net assets, end of year (in thousands)     $252,955    $217,991   $172,482    $93,763    $104,838
Portfolio turnover                            18.09%      22.90%     14.53%     28.14%      97.51%

SEE NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2005

(1) SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         Master Extended Market Index Series (the "Series"), a diversified investment company, is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The financial statements of the Series are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The following is a summary of significant accounting policies followed by the Series.

           A. VALUATION OF INVESTMENTS - Equity securities that are held by the Series that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Trustees of the Trust. Long positions traded in the over-the-counter ("OTC") market, Nasdaq Small Cap, or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Trustees of the Trust. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

              Options written are valued at the last sale price in the case of exchange-traded options or, in the case of options traded in the

86

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2005

              OTC market, the last asked price. Options purchased are valued at their last sale price in the case of exchange-traded options or, in the case of options traded in the OTC market, the last bid price. Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the Investment Adviser believes that this method no longer produces fair valuations.

              Repurchase agreements are valued at cost plus accrued interest. The Series employs pricing services to provide certain securities prices for the Series. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees of the Trust, including valuations furnished by the pricing services retained by the Trust, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Board of Trustees of the Trust. Such valuations and procedures will be reviewed periodically by the Board of Trustees of the Trust.

              Generally, trading in foreign securities, as well as U.S. government securities, money market instruments, and certain fixed income securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange ("NYSE"). The values of such securities used in computing the net assets of the Series' shares are determined as of such times. Foreign currency exchange rates also are generally determined prior to the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2005

              computation of the Series' net assets. If events (for example, a company announcement, market volatility, or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trust's Board of Trustees.

           B. DERIVATIVE FINANCIAL INSTRUMENTS - The Series may engage in various portfolio investment techniques to provide liquidity or as a proxy for a direct investment in securities underlying the Series' index. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

              1. FINANCIAL FUTURES  CONTRACTS - The Series may  purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

              2. OPTIONS  -  The Series  may  purchase  and  write  call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or

88

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2005

                 sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or loss or gain to the extent the cost of the closing transaction exceeds the premium paid or received).

                 Written  and   purchased   options   are   non-income-producing
                 investments.

           C. INCOME TAXES - The Series is classified as a partnership for federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Series. Therefore, no federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Series' assets will be managed so an investor in the Series can satisfy the requirements of subchapter M of the Internal Revenue Code.

           D. SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis.

           E. SECURITIES LENDING - The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2005

              securities is determined at the close of business of the Series and any additional required collateral is delivered to the Series on the next business day. Where the Series receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Series typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time, and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative, and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(2) INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

         FAM is responsible for the management of the Series portfolio and provides the necessary personnel, facilities, equipment, and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of 0.01% of the average daily value of the Series' net assets. FAM has entered into a contractual

90

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2005

         arrangement with the Series under which all expenses incurred by the Series will not exceed 0.12%. This arrangement has a one-year term and is renewable.

         The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of FAM, or its affiliates. As of December 31, 2005, the Series lent securities with a value of $1,110 to MLPF&S or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities-lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust and the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates. For the year ended December 31, 2005, MLIM, LLC received $35,205 in securities-lending agent fees from the Series.

         For the year ended December 31, 2005, the Series reimbursed FAM $6,978 for certain accounting services.

         In addition, MLPF&S received $1,929 in commissions on the execution of portfolio security transactions for the Series for the year ended December 31, 2005.

         Certain officers and/or trustees of the Series are officers and/or trustees of FAM, PSI, ML & Co., and/or MLIM, LLC.

(3) INVESTMENTS
--------------------------------------------------------------------------------

         Purchases and sales of investments, excluding short-term securities, for the year ended December 31, 2005, were $45,995,590 and $39,310,632, respectively.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

MASTER EXTENDED MARKET INDEX SERIES
DECEMBER 31, 2005

(4) SHORT-TERM BORROWINGS
--------------------------------------------------------------------------------

         The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of 0.07% per annum based on the Series pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each Series' election, the federal funds rate plus 0.50% or a base rate as defined in the credit agreement. The Series did not borrow under the credit agreement during the year ended December 31, 2005. On November 23, 2005, the credit agreement was renewed for one year under substantially the same terms.

92

 O F F I C E R S '  A N D  T R U S T E E S '
=====================-----------------------------------------------------------
                      INFORMATION

QUANTITATIVE MASTER SERIES TRUST

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                                  FUND              OTHER PUBLIC
                               POSITION(S)     LENGTH                                            COMPLEX           DIRECTORSHIPS
                               HELD WITH       OF TIME        PRINCIPAL OCCUPATION(S)          OVERSEEN BY            HELD BY
  NAME       ADDRESS & AGE       TRUST         SERVED           DURING PAST 5 YEARS              TRUSTEE              TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
  INTERESTED TRUSTEES
---------------------------------------------------------------------------------------------------------------------------------
ROBERT C.   P.O. Box 9011     President        2000 to   President of the MLIM/FAM-            131 Funds               None
DOLL, Jr.*  Princeton, NJ     and Trustee      present   advised funds since 2005; President   177 Portfolios
            08543-9011                                   of MLIM and FAM since 2001;
            Age: 51                                      Co-Head (Americas Region) thereof
                                                         from 2000 to 2001 and Senior
                                                         Vice President from 1999 to 2001;
                                                         President and Director of Princeton
                                                         Services, Inc. ("Princeton Services"
                                                         since 2001; President of Princeton
                                                         Administrators, L.P. ("Princeton
                                                         Administrators") since 2001; Chief
                                                         Investment Officer of Oppenheimer
                                                         Funds, Inc. in 1999 and Executive
                                                         Vice President thereof from 1991
                                                         to 1999.

            * Mr. Doll is a director, trustee, or member of an advisory board of certain other investment companies for which MLIM or FAM act as an investment adviser. Mr. Doll is an "interested person," as described in the Investment Company Act, of the Fund based on his current positions with MLIM, FAM, Princeton
            Services, and Princeton Administrators. Trustees serve until their resignation, removal, or death, or until
            December 31 of the year in which they turn 72. As Trust President, Mr. Doll serves at the pleasure of the Board of Trustees.
---------------------------------------------------------------------------------------------------------------------------------
DONALD W.   P.O. Box 9095     Trustee          2002 to   General Partner of The Burton         23 Funds              Knology,
BURTON      Princeton, NJ                      present   Partnership, Limited partnership      42 Portfolios         Inc.,
            08543-9095                                   (an Investment Partnership) since                           (telecommu-
            Age: 61                                      1979; Managing General Partner                              nications)
                                                         of The South Atlantic Venture                               Symbion,
                                                         Funds, since 1983; Member of the                            Inc.
                                                         Investment Advisory Council of                              (healthcare)
                                                         the Florida State Board of
                                                         Administration since 2001.
---------------------------------------------------------------------------------------------------------------------------------
Laurie      P.O. Box 9095     Trustee          2000 to   Professor of Finance and              23 Funds              None
Simon       Princeton, NJ                      present   Economics, Graduate School of         42 Portfolios
Hodrick     08543-9095                                   Business, Columbia University
            Age: 43                                      since 1998.
---------------------------------------------------------------------------------------------------------------------------------

 O F F I C E R S '  A N D  T R U S T E E S '
=====================-----------------------------------------------------------
                      INFORMATION
                      (continued)

QUANTITATIVE MASTER SERIES TRUST

                                                                                                NUMBER OF
                                                                                              PORTFOLIOS IN
                                                                                                  FUND             OTHER PUBLIC
                               POSITION(S)     LENGTH                                            COMPLEX          DIRECTORSHIPS
                               HELD WITH       OF TIME         PRINCIPAL OCCUPATION(S)         OVERSEEN BY           HELD BY
  NAME       ADDRESS & AGE       TRUST         SERVED           DURING PAST 5 YEARS              TRUSTEE             TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
JOHN        P.O. Box 9095     Trustee          2005 to   President and Chief Executive         23 Funds           ABIOMED
FRANCIS     Princeton, NJ                      present   Officer of Allmerica Financial        42 Portfolios      (medical
O'BRIEN     08543-9095                                   Corporation Columbia (financial                          device
            Age: 62                                      services holding company)                                manufacturer),
                                                         from 1995 to 2002 and Director                           Cabot
                                                         from 1995 to 2003; President of                          Corporation
                                                         Allmerica Investment                                     (chemicals),
                                                         Management Co., Inc. (investment                         LKQ
                                                         adviser) from 1989 to 2002;                              Corporation
                                                         Director from 1989 to 2002 and                           (auto parts
                                                         Chairman of the Board from 1989                          manufacturing),
                                                         to 1990; President, Chief Executive                      and TJX
                                                         Officer, and Director of First                           Companies,
                                                         Allmerica Financial Life                                 Inc. (retailer)
                                                         Insurance Company from 1989 to
                                                         2002 and Director of various other
                                                         Allmerica Financial companies
                                                         until 2002; Director since 1989,
                                                         Member of the Governance
                                                         Nominating Committee since
                                                         2004, Member of the Compensation
                                                         Committee of ABIOMED since
                                                         1989, and Member of the Audit
                                                         Committee of ABIOMED
                                                         from 1990 to 2004; Director and
                                                         Member of the Governance and
                                                         Nomination Committee of Cabot
                                                         Corporation and Member of the
                                                         Audit Committee since 1990;
                                                         Director and Member of the Audit
                                                         Committee and Compensation
                                                         Committee of LKQ Corporation
                                                         since 2003; Lead Director of TJX
                                                         Companies, Inc. since 1999; Trustee
                                                         of the Woods Hole Oceanographic
                                                         Institute since 2003.
---------------------------------------------------------------------------------------------------------------------------------
DAVID H.    P.O. Box 9095     Trustee          2003 to   Consultant with Putnam                23 Funds           None
WALSH       Princeton, NJ                      present   Investments from 1993 to 2003         42 Portfolios
            08543-9095                                   and employed in various capacities
            Age: 64                                      therewith from 1973 to 1992;
                                                         Director, The National
                                                         Audubon Society from 1998 to
                                                         2005; Director, The American
                                                         Museum of Fly Fishing
                                                         since 1997.
---------------------------------------------------------------------------------------------------------------------------------

94

 O F F I C E R S '  A N D  T R U S T E E S '
=====================-----------------------------------------------------------
                      INFORMATION
                      (continued)

QUANTITATIVE MASTER SERIES TRUST

                                                                                                 NUMBER OF
                                                                                               PORTFOLIOS IN
                                                                                                   FUND            OTHER PUBLIC
                               POSITION(S)     LENGTH                                             COMPLEX          DIRECTORSHIPS
                               HELD WITH       OF TIME        PRINCIPAL OCCUPATION(S)           OVERSEEN BY           HELD BY
  NAME       ADDRESS & AGE       TRUST         SERVED           DURING PAST 5 YEARS               TRUSTEE             TRUSTEE
---------------------------------------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEES (CONCLUDED)
---------------------------------------------------------------------------------------------------------------------------------
Fred G.     P.O. Box 9095     Trustee          2000 to   Managing Director of FGW              23 Funds           Watson
Weiss       Princeton,                         present   Associates since 1997; Vice           42 Portfolios      Pharmaceuticals,
            NJ 08543-9095                                President, Planning, Investment,                         Inc.
            Age: 64                                      and Development of Warner                                (pharmaceutical
                                                         Lambert Co. from 1979 to                                 company)
                                                         1997; Director of Michael
                                                         J. Fox Foundation for
                                                         Parkinson's Research since
                                                         2000; Director of BTG
                                                         International, PLC (a global
                                                         technology commercialization
                                                         company) since 2001.

         * Trustees serve until their resignation, removal, or death, or until December 31 of the year in which they turn 72.

 O F F I C E R S '  A N D  T R U S T E E S '
=====================-----------------------------------------------------------
                      INFORMATION
                      (continued)

QUANTITATIVE MASTER SERIES TRUST

                               POSITION(S)   LENGTH
                               HELD WITH     OF TIME
  NAME       ADDRESS & AGE     FUND/TRUST    SERVED              PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
  TRUST OFFICERS
-----------------------------------------------------------------------------------------------------------------------
DONALD C.   P.O. Box 9011      Vice          1997 to   First Vice President of MLIM and FAM since 1997 and Treasurer
BURKE       Princeton,         President     present   thereof since 1999; Senior Vice President and Treasurer of
            NJ 08543-9011      and           and       Princeton Services since 1999 and Director since 2004;
            Age: 64            Treasurer     1999 to   Vice President of FAM Distributors, Inc. ("FAMD") since 1999 and
                                             present   Director since 2004; Vice President of MLIM and FAM from 1990 to 1997; Director of Taxation of MLIM from 1990 to 2001;
                                                       Vice President, Treasurer, and Secretary of the IQ Funds
                                                       since 2004.
-----------------------------------------------------------------------------------------------------------------------
VINCENT J.  P.O. Box 9011      Vice          2005 to   Managing Director of MLIM since 2005; Director of MLIM
COSTA       Princeton,         President     resent    from 1999 to 2005.
            NJ 08543-9011
            Age: 43
-----------------------------------------------------------------------------------------------------------------------
DEBRA L.    P.O. Box 9011      Vice          2005 to   Director of MLIM since 1999.
JELILIAN    Princeton,         President     present
            NJ 08543-9011
            Age: 38
-----------------------------------------------------------------------------------------------------------------------
JEFFREY L.  P.O. Box 9011      Vice          2005 to   Director of MLIM since 2004; Vice President of MLIM from
RUSSO       Princeton,         President     present   1994 to 2004.
            NJ 08543-9011
            Age: 38
-----------------------------------------------------------------------------------------------------------------------
JEFFREY     P.O. Box 9011      Chief         2004 to   Chief Compliance Officer of the MLIM/FAM-advised funds
HILLER      Princeton,         Compliance    present   and First Vice President and Chief Compliance Officer of
            NJ 08534           Officer                 MLIM (Americas Region) since 2004; Chief Compliance
            Age: 54                                    Officer of the IQ Funds since 2004; Global Director of
                                                       Compliance at Morgan Stanley Investment Management from 2002 to 2004; Managing Director and Global Director of Compliance at
                                                       Citigroup Asset Management from 2000 to 2002; Chief Compliance
                                                       Officer at Soros Fund Management in 2000; Chief Compliance
                                                       Officer at Prudential Financial from 1995 to 2000; Senior Counsel in the Division of Enforcement in Washington, D.C.,
                                                       from 1990 to 1995.
------------------------------------------------------------------------------------------------------------------------
ALICE A.    P.O. Box 9011      Secretary     2004 to   Director (Legal Advisory) of MLIM since 2002; Vice
PELLEGRINO  Princeton,                       present   President of MLIM from 1999 to 2002; attorney associated with
            NJ 08543-9011                              MLIM since 1997.; Secretary of MLIM, FAM, FAMD, and
            Age: 45                                    Princeton Services since 2004.
------------------------------------------------------------------------------------------------------------------------
            * Officers of the Trust serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------
            Further information about the Trust's Officers and Trustees is available in the Trust's Statement of
            Additional Information, which can be obtained without charge by calling 1-800-637-3863
------------------------------------------------------------------------------------------------------------------------
            CUSTODIAN                                  TRANSFER AGENT
            JPMorgan Chase Bank                        Financial Data Services, Inc.
            3 Chase MetroTech Center                   4800 Deer Lake Drive East
            Brooklyn, NY 11245                         Jacksonville, FL 32246-6484
                                                       800-637-3863

96

 O F F I C E R S '  A N D  T R U S T E E S '
=====================-----------------------------------------------------------
                      INFORMATION
                      (continued)

QUANTITATIVE MASTER SERIES TRUST
--------------------------------------------------------------------------------
   AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

         The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Series' Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

         -----------------------------------------------------------------------
           A description of the policies and procedures that the Series uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-637-3863; (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Series voted proxies relating to securities held in the Series' portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com; and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.
         -----------------------------------------------------------------------

                    TRUSTEES     Christopher W. Claus
                                 Barbara B. Dreeben
                                 Robert L. Mason, Ph.D.
                                 Michael F. Reimherr
                                 Laura T. Starks, Ph.D.
                                 Richard A. Zucker

              ADMINISTRATOR,     USAA Investment Management Company
         INVESTMENT ADVISER,     P.O. Box 659453
                UNDERWRITER,     San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT     USAA Shareholder Account Services
                                 9800 Fredericksburg Road
                                 San Antonio, Texas 78288

                   CUSTODIAN     JP Morgan Chase Bank
                                 3 Chase Metrotech
                                 Brooklyn, New York 11245

            ACCOUNTING AGENT     State Street Bank and Trust Company
                                 500 College Road East
                                 Princeton, New Jersey 08540

                 INDEPENDENT     Ernst & Young LLP
           REGISTERED PUBLIC     100 West Houston St., Suite 1800
             ACCOUNTING FIRM     San Antonio, Texas 78205

                   TELEPHONE     Call toll free - Central time
            ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                 Saturday, 8:30 a.m. to 5 p.m.
                                 Sunday, 10:30 a.m. to 7 p.m.

              FOR ADDITIONAL     (800) 531-8181
           INFORMATION ABOUT     For account servicing, exchanges,
                MUTUAL FUNDS     or redemptions (800) 531-8448

             RECORDED MUTUAL     24-hour service (from any phone)
           FUND PRICE QUOTES     (800) 531-8066

                 MUTUAL FUND     (from touch-tone phones only)
              USAA TOUCHLINE     For account balance, last transaction, fund
                                 prices, or to exchange or redeem fund shares
                                 (800) 531-8777

             INTERNET ACCESS     USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30, IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

37733-0206                                  (C)2006, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

On June 25, 2003, the Board of Directors of USAA Mutual Fund, Inc. approved a Code of Ethics (Sarbanes Code) applicable solely to its senior financial officers, including its principal executive officer (President), as defined under the Sarbanes-Oxley Act of 2002 and implementing regulations of the Securities and Exchange Commission. On September 14, 2005, the Board of Directors of USAA Mutual Fund, Inc. approved a revised Sarbanes Code applicable to the Funds' senior financial officers. There were no substantive changes to the ethical duties or responsibilities of the Funds' senior financial officers. The changes to the Sarbanes Code were necessary because of the change of the Funds' Chairman of the Board to an independent director. The revised Sarbanes Code clarifies that the same USAA personnel will continue to receive reports of all violations of the Sarbanes Code and be required to approve outside employment and certain financial interests in transactions. Under the revised Sarbanes Code, the Funds' Board of Directors will continue to receive the same notifications, reports and have the same power that it had before under the original Sarbanes Code. A copy of the revised Sarbanes Code is attached as an Exhibit to this Form N-CSR.

No waivers (explicit or implicit) have been granted from a provision of the Sarbanes Code or the revised Sarbanes Code.




ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Dr. Laura T. Starks, Ph.D. has been designated as an audit committee financial expert for USAA Mutual Fund, Inc. Dr. Starks has served as a professor of Finance at the University of Texas at Austin since 1987, and has served as the Chair Professor of Finance since 1996. Dr. Starks also has served as a consultant to numerous clients, including accounting firms, on a range of finance, accounting and auditing issues and an expert witness in cases involving financial reporting matters. Dr. Starks is an independent director who serves as a member of the Audit Committee, Pricing and Investment Committee and the Corporate Governance Committee of the Board of Trustees of USAA Mutual Fund, Inc.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The Registrant, USAA Mutual Fund, Inc., consists of 17 funds in all. The Index Funds are the only three funds of the Registrant (the Funds) that have a fiscal year-end of December 31, and the remaining funds have a fiscal year-end of July 31. The aggregate fees accrued or billed by the Registrant's independent auditor, Ernst & Young LLP, for professional services rendered for the audit of the Registrant's annual financial statements and services provided in connection with statutory and regulatory filings by the Registrant for the Funds for fiscal years ended December 31, 2005 and 2004 were $71,900 and $69,450, respectively. The audit fees associated with the other funds of the Registrant will be detailed in the Form N-CSR filed for those funds with fiscal year-ends of July 31.

(b) AUDIT RELATED FEE. The aggregate fees accrued or paid by the Funds' transfer agent for professional services rendered by Ernst & Young LLP for audit-related services related to the annual study of internal controls for fiscal years ended December 31, 2005 and 2004 were $50,000 and $15,500, respectively. The Registrant did not accrue or pay Ernst & Young LLP any audit-related fees.

(c) TAX FEES. The aggregate fees paid or accrued by the Registrant for professional services rendered by Ernst & Young LLP for tax services are detailed in the table below:


               Review of Federal,
               State and City           Quarterly
               Income and tax          Diversification     Tax Consulting &
               returns and excise       Review under       Other Additional
               tax calculations         Subchapter M       Tax Services           TOTAL

-----------------------------------------------------------------------------------------
FYE 12/31/2005    $ 20,500              $      0             $  1,332           $ 21,832
FYE 12/31/2004    $ 19,800              $      0             $  1,547           $ 21,347
------------------------------------------------------------------------------------------
  Total           $ 40,300              $      0             $  2,879           $ 43,179
==========================================================================================


(d) ALL OTHER FEES. No such fees were billed by Ernst & Young LLP for 2005 or 2004.

(e)(1) AUDIT COMMITTEE PRE-APPROVAL POLICY. All audit and non-audit services to be performed for the Registrant by Ernst & Young LLP must be pre-approved by the Audit Committee. The Audit Committee Charter also permits the Chair of the Audit Committee to pre-approve any permissible non-audit service that must be commenced prior to a scheduled meeting of the Audit Committee. All non-audit services were pre-approved by the Audit Committee or its Chair, consistent with the Audit Committee's preapproval procedures.

   (2)  Not applicable.

(f)  Not applicable.

(g) The total aggregate non-audit fees accrued or paid to Ernst & Young LLP for services rendered to the Registrant, and the Registrant's investment adviser, IMCO, and transfer agent, USAA Shareholder Account Services (SAS), for the fiscal years ending December 31, 2005 and 2004 were $133,832 and $64,347, respectively. These amounts include the audit-related fees paid by SAS, and tax fees paid to Ernst & Young LLP for work related to the Funds, and an amount paid by IMCO for work unrelated to the Funds' operations.

(h) Ernst & Young LLP provided non-audit services to IMCO in 2005 and 2004 that were not required to be pre-approved by the Registrant's Audit Committee because the services were not directly related to the operations of the Registrant's Funds. The Board of Directors/Trustees will consider Ernst & Young LLP's independence and will consider whether the provision of these non-audit services to IMCO is compatible with maintaining Ernst & Young LLP's independence.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 10.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 11.  EXHIBITS.

(a)(1). Code of Ethics pursuant to Item 2 of Form N-CSR is filed hereto exactly as set forth below:


                                 CODE OF ETHICS
                         FOR PRINCIPAL EXECUTIVE OFFICER
                          AND SENIOR FINANCIAL OFFICERS

                             USAA MUTUAL FUND, INC.
                           USAA TAX-EXEMPT FUND, INC.
                              USAA INVESTMENT TRUST
                            USAA STATE TAX-FREE TRUST
                           USAA LIFE INVESTMENT TRUST

I.       PURPOSE OF THE CODE OF ETHICS
         -----------------------------

         USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust, USAA State Tax-Free Trust and USAA Life Investment Trust (collectively, the Funds, and each a Company) have adopted this code of ethics (the Code) to comply with Section 406 of the Sarbanes-Oxley Act of 2002 (the Act) and implementing regulations of the Securities and Exchange Commission (SEC). The Code applies to each Company's Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer (each a Covered Officer), as detailed in Appendix A.

         The purpose of the Code is to promote:
             - honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between the Covered Officers' personal and professional relationships;
             - full, fair, accurate, timely and understandable disclosure in reports and documents that each Company files with, or submits to, the SEC and in other public communications made by each Company;
             - compliance with applicable laws and governmental rules and regulations;
             - prompt internal reporting of violations of the Code to the Chief Legal Officer of each Company, the President of each Company (if the violation concerns the Treasurer), the Chair/CEO of USAA, and if deemed material to the Funds' financial condition or reputation, the Chair of the relevant Funds' Board of Directors/ Trustees; and
             -  accountability for adherence to the Code.

          Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to actual and apparent conflicts of interest.

II.      CONFLICTS OF INTEREST
         ---------------------

         A.       DEFINITION OF A CONFLICT OF INTEREST.
                  ------------------------------------

         A conflict of interest exists when a Covered Officer's private interest influences, or reasonably appears to influence, the Covered Officer's judgment or ability to act in the best interests of the Funds and their shareholders. For example, a conflict of interest could arise if a Covered Officer, or an immediate family member, receives personal benefits as a result of his or her position with the Funds.

         Certain conflicts of interest arise out of relationships between Covered Officers and the Funds and are already subject to conflict of interest provisions in the Investment Company Act of 1940 (the 1940 Act) and the
Investment Advisers Act of 1940 (the Advisers Act). For example, Covered Officers may not individually engage in certain transactions with the Funds because of their status as "affiliated persons" of the Funds. The USAA Funds' and USAA Investment Management Company's (IMCO) compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts could arise from, or as a result of, the contractual relationships between the Funds and IMCO of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Funds or for IMCO, or for both), be involved in establishing policies and implementing decisions that will have different effects on IMCO and the Funds. The participation of Covered Officers in such activities is inherent in the contractual relationship between the Funds and IMCO and is consistent with the performance by the Covered Officers of their duties as officers of the Funds. Thus, if performed in compliance with the provisions of the 1940 Act and the Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by each Company's Board of Directors/Trustees (each a Board, and collectively the Boards) that the Covered Officers also may be officers or employees of one or more other investment companies covered by this joint USAA Funds' Code.

         B. GENERAL RULE. Covered Officers Should Avoid Actual and Apparent Conflicts of Interest.

         Conflicts of interest, other than the conflicts described in the two preceding paragraphs, are covered by the Code. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Funds and their shareholders.

         Each Covered Officer must not engage in conduct that constitutes an actual conflict of interest between the Covered Officer's personal interest and the interests of the Funds and their shareholders. Examples of actual conflicts of interest are listed below but are not exclusive. Each Covered Officer must not:

         - use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Funds whereby the Covered Officer would benefit personally to the detriment of the Funds and their shareholders;
         - cause the Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Funds and their shareholders.
         - accept gifts, gratuities, entertainment or any other benefit from any person or entity that does business or is seeking to do business with the Funds DURING CONTRACT NEGOTIATIONS.
         - accept gifts, gratuities, entertainment or any other benefit with a market value over $100 per person, per year, from or on behalf of any person or entity that does, or seeks to do, business with or on behalf of the Funds.
                o EXCEPTION. Business-related entertainment such as meals, and tickets to sporting or theatrical events, which are infrequent and not lavish are excepted from this prohibition. Such entertainment must be appropriate as to time and place, reasonable and customary in nature, modest in cost and value, incidental to the business, and not so frequent as to raise any question of impropriety (Customary Business Entertainment).

         Certain situations that could present the appearance of a conflict of interest should be discussed with, and approved by, or reported to, an appropriate person. Examples of these include:

         - service as a director on the board or an officer of any public or private company, other than a USAA company or a Company, must be approved by the USAA Funds' and IMCO's Code of Ethics Committee and reported to each affected Company.
         - the receipt of any non-nominal (i.e., valued over $25) gifts from any person or entity with which a Company has current or prospective business dealings must be reported to the Chief Legal Officer. For purposes of this Code, the individual holding the title of Secretary of a Company shall be considered the Chief Legal Officer of a Company.
         - the receipt of any business-related entertainment from any person or entity with which the Funds have current or prospective business dealings must be approved in advance by the Chief Legal Officer unless such entertainment qualifies as Customary Business Entertainment.
         - any ownership interest in, or any consulting or employment relationship with, any of the Company's service providers, other than IMCO or any other USAA company, must be approved by the Chair/ CEO of USAA and reported to each affected Board.
         - any material direct or indirect financial interest in commissions, transaction charges or spreads paid by the Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership should be approved by the Chair/CEO of USAA and reported to each affected Board.

III.     DISCLOSURE AND COMPLIANCE REQUIREMENTS
         --------------------------------------

         - Each Covered Officer should familiarize himself with the disclosure requirements applicable to the Funds, and the procedures and policies implemented to promote full, fair, accurate, timely and understandable disclosure by each Company.
         - Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the Funds to others, whether within or outside the Funds, including to the Funds' Directors/ Trustees and auditors, and to government regulators and self-regulatory organizations.
         - Each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and IMCO with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents filed by a Company with, or submitted to, the SEC, and in other public communications made by the Funds.
         - Each Covered Officer is responsible for promoting compliance with the standards and restrictions imposed by applicable laws, rules and regulations, and promoting compliance with the USAA Funds' and IMCO's operating policies and procedures.
         - A Covered Officer should not retaliate against any person who reports a potential violation of this Code in good faith.
         - A Covered Officer should notify the Chief Legal Officer promptly if he knows of any violation of the Code. Failure to do so itself is a violation of this Code.

IV.      REPORTING AND ACCOUNTABILITY
         ----------------------------

         A. INTERPRETATION OF THE CODE. The Chief Legal Officer of each Company is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret the Code in any particular situation. The Chief Legal Officer should consult, if appropriate, the USAA
                Funds' outside counsel or counsel for the Independent Directors/Trustees. However, any approvals or waivers sought by a Covered Officer will be reported initially to the Chair/CEO of USAA and will be considered by the Board of Directors/Trustees.

         B.     REQUIRED REPORTS
                ----------------

                -      EACH COVERED OFFICER MUST:
                       -------------------------

                       - Upon adoption of the Code, affirm in writing to the Boards that he has received, read and understands the Code.
                       - Annually thereafter affirm to the Chief Legal Officer that he has complied with the requirements of the Code.

                -      THE CHIEF LEGAL OFFICER MUST:
                       ----------------------------

                       - report to the Board about any matter or situation submitted by a Covered Officer for interpretation under the Code, and the advice given by the Chief Legal Officer;
                       - report annually to the Board and the Corporate Governance Committee describing any issues that arose under the Code, or informing the Board and Corporate Governance Committee that no reportable issues occurred during the year.

         C.       INVESTIGATION PROCEDURES
                  ------------------------

         The Funds will follow these procedures in investigating and enforcing this Code:

         - INITIAL COMPLAINT. All complaints or other inquiries concerning potential violations of the Code must be reported to the Chief Legal Officer. The Chief Legal Officer shall be responsible for documenting any complaint. The Chief Legal Officer also will report immediately to the President of the Company (if the complaint involves the Treasurer), the Chairman/CEO of USAA and the Chair of the relevant Funds' Audit Committee (if the complaint involves the President) any material potential violations that could have a material effect on the Funds' financial condition or reputation. For all other complaints, the Chief Legal Officer will report quarterly to the Board.
         - INVESTIGATIONS. The Chief Legal Officer will take all appropriate action to investigate any potential violation unless the Chair/CEO of USAA directs another person to undertake such investigation. The Chief Legal Officer may utilize USAA's Office of Ethics to do a unified investigation under this Code and USAA's Code of Conduct. The Chief Legal Officer may direct the Company's outside counsel or the counsel to the Independent Directors/Trustees (if any) to participate in any investigation under this Code.
         - STATUS REPORTS. The Chief Legal Officer will provide monthly status reports to the Board about any alleged violation of the Code that could have a material effect on the Funds' financial condition or reputation, and quarterly updates regarding all other alleged violations of the Code.
         - VIOLATIONS OF THE CODE. If after investigation, the Chief Legal Officer, or other investigating person, believes that a violation of the Code has occurred, he will report immediately to the Chair/CEO of USAA the nature of the violation, and his recommendation regarding the materiality of the violation. If, in the opinion of the investigating person, the violation could materially affect the Funds' financial condition or reputation, the Chief Legal Officer also will notify the Chair of the relevant Funds' Audit Committee. The Chief Legal Officer will inform, and make a recommendation to, the Board, which will consider what further action is appropriate. Appropriate action could include: (1) review of, and modifications to, the Code or other applicable policies or procedures; (2) notifications to appropriate personnel of IMCO or USAA; (3) dismissal of the Covered Officer; and/or (4) other disciplinary actions including reprimands or fines.
                  o        The  Boards  of  Directors/Trustees  understand  that
                           Covered Officers also are subject to USAA's Code of Business Conduct. If a violation of this Code also violates USAA's Code of Business Conduct, these procedures do not limit or restrict USAA's ability to discipline such Covered Officer under USAA's Code of Business Conduct. In that event, the Chairman of the Board of Directors/Trustees will report to the Boards the action taken by USAA with respect to a Covered
                           Officer.

V.       OTHER POLICIES AND PROCEDURES
         -----------------------------

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Act and the implementing regulations adopted by the SEC applicable to registered investment companies. If other policies and procedures of a Company, IMCO, or other service providers govern or purport to govern the behavior or activities of Covered Officers, they are superseded by this Code to the extent that they overlap, conflict with, or are more lenient than the provisions of this Code. The USAA Funds' and IMCO's Joint Code of Ethics under Rule 17j-1 under the 1940 Act, and IMCO's more detailed compliance policies and procedures (including its Insider Trading Policy) are separate requirements applying to Covered Officers and other IMCO employees, and are not part of this Code. Also, USAA's Code of Conduct imposes separate requirements on Covered Officers and all employees of USAA, and also is not part of this Code.

VI.      AMENDMENTS
         ----------

         Any amendment to this Code, other than amendments to Appendix A, must be approved or ratified by majority vote of the Boards of Directors/Trustees.

VII.     CONFIDENTIALITY AND DOCUMENT RETENTION
         --------------------------------------

         The Chief Legal Officer shall retain material investigation documents and reports required to be prepared under the Code for six years from the date of the resolution of any such complaint. All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the appropriate Board of Directors/Trustees and counsel for the Independent Directors/Trustees (if any), the appropriate Company and its counsel, IMCO, and other personnel of USAA as determined by the affected Company's Chief Legal Officer or the Chairman of the Board of Directors/Trustees.


Approved and adopted by IMCO's Code of Ethics Committee: June 12, 2003 Approved and adopted by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free
Trust: June 25, 2003.

Approved and adopted by the Board of Trustees of USAA Life Investment Trust:
August 20, 2003.

Approved and adopted as amended by IMCO's Code of Ethics Committee: August 15, 2005.
Approved and adopted as amended by the Boards of Directors/Trustees of USAA Mutual Fund, Inc., USAA Tax-Exempt Fund, Inc., USAA Investment Trust & USAA State Tax-Free Trust: September 14, 2005.
Approved and adopted as amended by the Board of Trustees of USAA Life Investment
Trust:  December 8, 2005.



                                   APPENDIX A
                                COVERED OFFICERS
                                ----------------

TITLE             COMPANY
-----             -------

PRESIDENT         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

TREASURER         USAA Mutual Fund, Inc.
                  USAA Tax-Exempt Fund, Inc.
                  USAA Investment Trust
                  USAA State Tax-Free Trust
                  USAA Life Investment Trust

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUND, INC., Index Funds

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    FEBRUARY 23, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    FEBRUARY 28, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    FEBRUARY 27, 2006
         ------------------------------


*Print the name and title of each signing officer under his or her signature.